                                                             STAGECOACH FUNDS(C)





     Semi-Annual Report


     LIFEPATH FUNDS(TM)


                             LifePath Opportunity Fund

                             LifePath 2010(TM) Fund

                             LifePath 2020(TM) Fund

                             LifePath 2030(TM) Fund

                             LifePath 2040(TM) Fund



August 31, 1998

LifePath Funds                                                Table of Contents
-------------------------------------------------------------------------------

     Letter to Shareholders ...........................      1

     Investment Advisor Commentary and
     Performance at a Glance

         LifePath Funds ...............................      4
         Portfolio Review .............................      6
         Strategic Outlook ............................      8

     LifePath Funds

         Statement of Assets and Liabilities ..........     10
         Statement of Operations ......................     12
         Statement of Changes in Net Assets ...........     14
         Financial Highlights .........................     18

     Notes to Financial Statements

         Significant Accounting Policies ..............     28
         Agreements and Other Transactions
             with Affiliates ..........................     30
         Capital Share Transactions ...................     33
         Portfolio Securities Loaned ..................     35

     LifePath Master Portfolios

         Schedule of Investments ......................     36
         Statement of Assets and Liabilities ..........    106
         Statement of Operations ......................    108
         Statements of Changes in Net Assets ..........    110

     Notes to Financial Statements

         Significant Accounting Policies ..............    114
         Agreements and Other Transactions
             with Affiliates ..........................    116
         Investment Portfolio Transactions ............    117
         Portfolio Securities Loaned ..................    117
         Financial Highlights .........................    118

                                                                               I

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II

Letter to Shareholders                                           LifePath Funds
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To Our Shareholders

     Thank you for your investment in the Stagecoach Funds.

     We are pleased to present this Semi-Annual Report to you for the period ended August 31, 1998. The purpose of the Semi-Annual Report is to provide important information and an in-depth review of your investment. In the following pages, we will highlight three major topics for the LifePath Funds, including a performance summary, portfolio review, and strategic outlook.

     For the six-month reporting period ended August 31, 1998, most domestic long-term investors experienced increased market volatility. Stocks, as measured by the S&P 500/1/ Index dropped 8.07% as a result of slower corporate earnings and economic uncertainty in foreign markets. Conversely, government bonds benefited from low inflation, stock market apprehension and favorable supply and demand factors, with returns of 6.90% as measured by the Lehman Brothers Long Government Bond Index/2/.

     During the period, the biggest event impacting the financial markets and U.S. economy was the economic crisis in Asia. The crisis began to unfold in late 1997 as Asian companies and governments could not afford to pay for excessive borrowing that had accumulated over several years. In addition, Asian currencies began to lose value, negatively affecting businesses within the region. These factors combined to create a destabilizing effect on markets throughout Asia. Lack of confidence in Asian markets prompted Asian investors to make a "flight to quality" by investing in U.S. Treasury securities, which increased U.S. Treasury security prices.

     The challenges of investing in today's markets make mutual funds one of the most popular investment vehicles. Investors poured more than $462 billion into mutual funds for the twelve-month period ended July 31, 1998 according to Strategic Insight, an industry research firm. We understand that you have a variety of investment options and we appreciate your confidence in selecting us to manage your money.

LifePath Funds                                          Letter to Shareholders
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     Over the years, the Stagecoach Funds have built a reputation for innovation, leadership and commitment to investors. The LifePath Funds are five of eight asset allocation funds in the Stagecoach Fund family. Each Fund offers a unique asset allocation strategy that can provide a solid foundation for any investment portfolio.

     As part of our commitment to investor education, we completely redesigned and restructured our prospectuses to make investing as simple and as informative as possible. You will find that our marketing materials and shareholder correspondence are designed to help you better understand your investment.

     We encourage you to review this Semi-Annual Report. We hope that you will find it useful and informative, and recommend that you continually review your investment portfolio with a financial consultant to determine an appropriate mix of investments to meet your ongoing needs. Thank you for your continued investment with the Stagecoach Funds.

Sincerely,

/s/ Michael J. Hogan                   /s/ R. Greg Feltus

Michael J. Hogan                       R. Greg Feltus
Senior Vice President                  Chairman and President
Wells Fargo Bank,                      of Stagecoach Funds
Mutual Fund Group

/1/ The "S&P 500 Index" is a trademark of Standard and Poor's Corporation. The
    S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.

/2/ The Lehman Brothers Long Government Bond Index is an unmanaged index composed of U.S. Treasury bonds with 20-year or longer maturities.

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LifePath Funds                                   Investment Advisor Commentary
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LifePath Funds

     The LifePath Funds are globally diversified asset allocation funds designed to gradually reduce investment risk over specific investment time horizons.

     Your LifePath Fund investment may be allocated across as many as 17 asset classes, covering a variety of equity, fixed-income and cash indexes. Included in each Fund's investment options are three indexes that offer international exposure. Allocations among these asset classes are determined by an investment model that examines a large amount of information, including economic trends, pricing and other financial data.

     The Funds are managed by Barclays Global Fund Advisors, one of the largest providers of index products in the world.


Fund Data (as of August 31, 1998)
--------------------------------------------------------------------------------
                                 Total Assets  Net Asset   Net Asset  Quarterly
                                     ($MM)        Value      Value     Dividend
                                   8/31/98      2/28/98     8/31/98    6/30/98
LifePath Opportunity Class A        $ 61.6       $10.83      $10.66     $0.101
LifePath Opportunity Class B        $  0.1         N/A       $10.65       N/A
LifePath 2010 Class A               $ 84.0       $13.16      $12.64     $0.084
LifePath 2010 Class B               $ 10.8       $13.10      $12.61     $0.057
LifePath 2020 Class A               $150.5       $14.70      $13.77     $0.076
LifePath 2020 Class B               $ 17.8       $14.55      $13.64     $0.050
LifePath 2030 Class A               $116.7       $16.51      $15.19     $0.065
LifePath 2030 Class B               $ 17.7       $16.28      $14.98     $0.039
LifePath 2040 Class A               $223.0       $17.07      $15.36     $0.036
LifePath 2040 Class B               $ 42.4       $16.76      $15.08     $0.012
LifePath 2040 Class C               $  0.3         N/A       $15.08       N/A


Performance Summary

     The table above lists the net asset values of the LifePath Funds. Because the longer-term LifePath Funds generally invest more heavily in equity securities, they

Investment Advisor Commentary                                    LifePath Funds
-------------------------------------------------------------------------------



will tend to be more volatile than the earlier-dated Funds. For example, the LifePath 2040 Fund's Class A share net asset value decreased $1.71 during the six-month period, while the LifePath Opportunity Fund's Class A share net asset value decreased $0.17 over the same period. In a period of high market volatility, the Funds performed as expected, with the longer-term LifePath Funds experiencing more price fluctuations than the earlier-dated Funds. The LifePath 2040 Fund's Class A shares declined 9.74% and the LifePath Opportunity Fund's Class A shares returned 0.23% during the six-month period, excluding sales charges.

     The Funds have three benchmarks representing each of the major asset classes in which the Funds can invest. The S&P 500 Index lost 8.07%, the Lehman Brothers U.S. Treasury Bond Index returned 9.16%, and the IBC All Taxable Money Fund Average returned 2.85% over the six-month period. A portion of the Funds' performance, especially the higher risk tolerance Funds, can be attributed to the fact that on the last day of the reporting period, August 31, the market experienced a substantial decline, with the Dow Jones Industrial Average dropping more than 500 points.

     Economic and market factors, including strong bond prices, a decline in corporate earnings estimates and continued record low yields, affected the different LifePath Funds in various ways. The LifePath Opportunity Fund, for example, with a large component of fixed income securities, benefited from higher bond prices. On the other hand, the LifePath 2040 Fund, which has a higher risk tolerance and is comprised of 100% stocks, was affected by increased volatility in the stock market.

LifePath Funds                                    Investment Advisor Commentary
-------------------------------------------------------------------------------



Average Annual Returns#1 (as of August 31, 1998)
-------------------------------------------------------------------------------

                       Excluding Sales Charge               Including Sales Charge/2/
                       ------------------------------       -------------------------------
                     Year-to-    1-      3-     Since     Year-to-    1-       3-     Since
                       Date     Year    Year  Inception     Date     Year     Year  Inception
LifePath
Opportunity Cl A       2.70     6.39    7.83     7.45      (1.94)    1.62     6.20     6.36
-----------------------------------------------------------------------------------------------
LifePath
Opportunity Cl B       2.41     5.94    7.36     6.97      (2.59)    1.05     6.49     6.62
-----------------------------------------------------------------------------------------------
LifePath 2010 Cl A     1.66     6.42   11.44    10.81      (2.89)    1.65     9.76     9.68
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LifePath 2010 Cl B     1.34     5.95   10.83    10.23      (3.66)    1.06    10.01     9.91
-----------------------------------------------------------------------------------------------
LifePath 2020 Cl A     0.23     6.02   13.59    12.80      (4.28)    1.25    11.86    11.66
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LifePath 2020 Cl B    (0.07)    5.52   12.95    12.20      (5.04)    0.65    12.16    11.90
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LifePath 2030 Cl A    (0.81)    5.90   15.29    14.31      (5.29)    1.15    13.54    13.15
-----------------------------------------------------------------------------------------------
LifePath 2030 Cl B    (1.16)    5.31   14.62    13.67      (6.09)    0.36    13.85    13.38
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LifePath 2040 Cl A    (2.18)    4.16   16.57    15.64      (6.57)   (0.53)   14.79    14.46
-----------------------------------------------------------------------------------------------
LifePath 2040 Cl B    (2.45)    3.70   15.86    14.97      (7.33)   (1.00)   15.11    14.70
-----------------------------------------------------------------------------------------------
LifePath 2040 Cl C    (2.45)    3.70   15.86    14.97      (3.43)    2.76    15.86    14.97
-----------------------------------------------------------------------------------------------

Portfolio Review

     The Funds invest for higher returns early on, and will reallocate toward a more conservative asset mix as their target date approaches. The LifePath Opportunity Fund, for example, suitable for investors with shorter time horizons, decreased its allocation in stocks over the sixth-month reporting period. The Fund began the period with an allocation of 24% stocks, 51% bonds and 25% cash as of February 27, 1998, and ended the period at 20% stocks, 52% bonds and 28% cash as of August 31,1998. Conversely, since the LifePath 2040 Fund has 42 years before reaching its target date, and is appropriate for investors with longer time horizons, the Fund remained weighted in 100% stocks over the same period.

     As the years go by, the Funds will continually progress to a more conservative allocation. Forty years from now, the allocation of the LifePath 2040 Fund will look very similar to the allocation of the LifePath Opportunity Fund.

Investment Advisor Commentary                                LifePath Funds
---------------------------------------------------------------------------



Portfolio Allocation  (as of August 31, 1998)

                           [BAR CHART APPEARS HERE]

                            Stocks          Bonds          Cash

LifePath Opportunity         20%             52%            28%

LifePath 2010                45%             44%            11%

LifePath 2020                67%             26%             7%

LifePath 2030                82%             14%             4%

LifePath 2040               100%

LifePath Funds                                   Investment Advisor Commentary
------------------------------------------------------------------------------



  Breakdown by Type of Security/2/ (as of August 31, 1998)

  Security                 LifePath
                           Oppor-     LifePath   LifePath   LifePath  LifePath
                           tunity     2010       2020       2030       2040
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. Treasury Bills         27.88%     11.32%      6.67%      4.21%      0.00%
--------------------------------------------------------------------------------
Intermediate Government     50.26%     42.09%     21.53%      1.17%      0.00%
--------------------------------------------------------------------------------
Long Government              2.09%      1.45%      4.59%     13.21%      0.00%
--------------------------------------------------------------------------------
Intermediate Corporate       0.00%      0.00%      0.00%      0.00%      0.00%
--------------------------------------------------------------------------------
Long Corporate               0.00%      0.00%      0.00%      0.00%      0.00%
--------------------------------------------------------------------------------
Mortgage Backed Securities   0.00%      0.00%      0.00%      0.00%      0.00%
--------------------------------------------------------------------------------
Large Value                  4.85%     13.95%     21.25%     25.58%     29.24%
--------------------------------------------------------------------------------
Large Growth                 5.44%     14.68%     22.59%     26.55%     37.40%
--------------------------------------------------------------------------------
Intermediate Value           2.02%      2.92%      3.71%      4.74%      5.93%
--------------------------------------------------------------------------------
Intermediate Growth          1.78%      2.64%      3.35%      4.35%      5.38%
--------------------------------------------------------------------------------
Intermediate Utilities       0.00%      0.00%      0.41%      0.00%      0.00%
--------------------------------------------------------------------------------
Small Value                  0.18%      0.13%      0.18%      0.19%      0.21%
--------------------------------------------------------------------------------
Small Growth                 0.51%      0.30%      0.43%      0.42%      0.43%
--------------------------------------------------------------------------------
Micro                        0.15%      0.29%      0.47%      0.53%      0.61%
--------------------------------------------------------------------------------
Non-U.S. WGBI                0.00%      0.00%      0.00%      0.00%      0.00%
--------------------------------------------------------------------------------
EAFE ex-Japan                3.77%      7.56%     11.01%     14.08%     15.37%
--------------------------------------------------------------------------------
Japan                        1.07%      2.66%      3.81%      4.98%      5.45%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOTAL                         100%       100%       100%       100%       100%


Strategic Outlook

     Three factors contributing to the strength of the overall U.S. market continue to be low inflation, moderate economic growth and low interest rates. We believe that the U.S. dollar will continue to be strong and inflation will remain at stable to low levels. Given these views, we feel that long-term interest rates may drift lower and short-term rates will remain relatively stable without much action from the Federal Reserve Board.

Investment Advisor Commentary                                LifePath Funds
---------------------------------------------------------------------------



     We still believe the crisis in Asia will continue to be a key factor in future market movements. U.S. corporations deriving a large portion of their profits from Asia could see continued share price volatility. Although the problems in Asia could last several years, we believe that the U.S. economy will continue to remain strong.

     As always, the Funds will continue to apply quantitative strategies to allocate assets among stocks, bonds and cash. Overall, we feel that the Funds are well positioned for the upcoming months and we expect them to produce solid long-term performance.

--------------------------------------------------------------------------------

/1/ Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

    The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower.

    For the periods prior to March 1997, performance shown for the LifePath Funds Class B shares, with the exception of the LifePath Opportunity Fund, reflects the performance of the respective LifePath Funds Class A shares, adjusted to reflect the expenses of Class B shares.

    For the periods prior to August 1998, performance shown for the LifePath Opportunity Fund Class B shares reflects the performance of the LifePath Opportunity Fund Class A shares, adjusted to reflect the expenses of Class B shares.

    For the periods prior to July 1998, performance shown for the LifePath 2040 Fund Class C shares reflects the performance of the LifePath 2040 Fund Class A shares, adjusted to reflect the expenses of Class C shares.

/2/ For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%. The maximum contingent deferred sales charge for Class C shares is 1.00%.

/3/ Allocation percentages do not include repurchase agreements and money market securities held by the Funds.

    The LifePath Funds invest in a master portfolio which in turn invests in individual securities. "LifePath Funds" are trademarks of Barclay's Global Investors, N.A.


LifePath Funds                 Statement of Assets and Liabilities (Unaudited) - August 31, 1998
------------------------------------------------------------------------------------------------

                                                                         LifePath       LifePath
                                                                      Opportunity           2010
                                                                             Fund           Fund
------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------
Investments:
 In corresponding Master Portfolio, at market value (Note 1)          $61,746,368    $94,915,056
Receivables:
 Receivable from WFB (Note 2)                                              11,588         16,992
 Fund shares sold                                                               0         30,144
Total Assets                                                           61,757,956     94,962,192
------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------
Payables:
 Due to sponsor and distributor                                            14,381         35,725
 Due to WFB                                                                     0              0
 Due to Trustees                                                              300            360
 Capital shares redeemed                                                      500        105,456
 Accrued expenses                                                          17,940         14,663
Total Liabilities                                                          33,121        156,204
TOTAL NET ASSETS                                                      $61,724,835    $94,805,988

Net assets consist of:
 Paid-in capital                                                      $55,843,385    $79,649,540
 Undistributed net investment income                                      365,100        431,494
 Undistributed net realized gain on investment                          3,239,180      4,388,897
 Net unrealized appreciation (depreciation) of investments              2,277,170     10,336,057
TOTAL NET ASSETS                                                      $61,724,835    $94,805,988

------------------------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------
Net Assets - Class A                                                  $61,645,729    $84,005,707
Shares outstanding - Class A                                            5,782,745      6,644,997
Net asset value and offering price per share - Class A                $     10.66    $     12.64
Net Assets - Class B                                                  $    65,108    $10,771,603
Shares outstanding - Class B                                                6,111        854,340
Net asset value and offering price per share - Class B                $     10.65    $     12.61
Net Assets - Class C                                                            0              0
Shares outstanding - Class C                                                    0              0
Net asset value and offering price per share - Class C                          0              0
Net Assets - Institutional class                                      $    13,998    $    28,678
Shares outstanding - Institutional class                                    1,355          2,558
Net asset value and offering price per share - Institutional class    $     10.33    $     11.21
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of Assets and Liabilities (Unaudited) - August 31, 1998                                   LifePath Funds
------------------------------------------------------------------------------------------------------------------

                                                                          LifePath        LifePath        LifePath
                                                                              2020            2030            2040
                                                                              Fund            Fund            Fund
------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------
Investments:
 In corresponding Master Portfolio, at market value (Note 1)          $168,553,917    $134,495,541    $265,924,944
Receivables:
 Receivable from WFB (Note 2)                                                7,576          12,565               0
 Fund shares sold                                                           51,446          34,270         344,094
Total Assets                                                           168,612,939     134,542,376     266,269,038

------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------
Payables:
 Due to sponsor and distributor                                             53,605          45,932          84,580
 Due to WFB                                                                      0               0          41,786
 Due to Trustees                                                               372             372             372
 Capital shares redeemed                                                   140,281          91,348         324,742
 Accrued expenses                                                           20,574          10,407          31,420
Total Liabilities                                                          214,832         148,059         482,900
TOTAL NET ASSETS                                                      $168,398,107    $134,394,317    $265,786,138

Net assets consist of:
 Paid-in capital                                                      $131,220,661    $102,493,038    $215,985,088
 Undistributed net investment income                                       500,403         259,239          75,360
 Undistributed net realized gain on investment                           9,388,749       6,761,088      12,138,976
 Net unrealized appreciation (depreciation) of investments              27,288,294      24,880,952      37,586,714
TOTAL NET ASSETS                                                      $168,398,107    $134,394,317    $265,786,138

------------------------------------------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------------
Net Assets - Class A                                                  $150,508,627    $116,667,327    $223,039,852
Shares outstanding - Class A                                            10,932,510       7,682,197      14,518,035
Net asset value and offering price per share - Class A                $      13.77    $      15.19    $      15.36
Net Assets - Class B                                                  $ 17,848,153    $ 17,693,644    $ 42,447,738
Shares outstanding - Class B                                             1,308,103       1,181,326       2,815,254
Net asset value and offering price per share - Class B                $      13.64    $      14.98    $      15.08
Net Assets - Class C                                                             0               0    $    277,375
Shares outstanding - Class C                                                     0               0          18,392
Net asset value and offering price per share - Class C                           0               0    $      15.08
Net Assets - Institutional class                                      $     41,327    $     33,346    $     21,173
Shares outstanding - Institutional class                                     3,191           2,254           1,441
Net asset value and offering price per share - Institutional class    $      12.95    $      14.80    $      14.70
------------------------------------------------------------------------------------------------------------------

LifePath Funds Statement of Operations (Unaudited) - For the Six Months Ended August 31, 1998
---------------------------------------------------------------------------------------------

                                                                    LifePath      LifePath
                                                                 Opportunity          2010
                                                                        Fund          Fund
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME ALLOCATED FROM
 MASTER PORTFOLIO
 Dividends                                                       $   143,132   $   435,010
 Interest                                                          1,440,657     1,476,680
 Expenses                                                           (183,504)     (280,114)
Net Investment Income Allocated from
 Master Portfolio                                                  1,400,285     1,631,576

EXPENSES (NOTE 2)
 Administration fees                                                  31,741        48,391
 Shareholder servicing fees                                           69,411       106,114
 Transfer agency fees                                                 34,944        54,330
 Distribution Costs-Class A                                           82,936       115,903
 Distribution Costs-Class B                                               15        34,220
 Distribution Costs-Class C                                                0             0
 Compensation of Trustees                                                300           360
 Legal and accounting services                                         2,250         2,745
 Registration costs                                                    2,386         2,790
 Miscellaneous                                                         2,715         2,765
 Less expenses waived by Advisor                                      (2,895)       (6,932)
Total Expenses                                                       223,803       360,686
NET INVESTMENT INCOME                                              1,176,482     1,270,890
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 ALLOCATED FROM MASTER PORTFOLIO
 Net realized gain (loss) on sale of investments                   1,717,898     2,591,881
 Net change in unrealized appreciation
     (depreciation) of investments                                (2,629,298)   (6,531,447)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                      $   265,082   $(2,668,676)
---------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of Operations (Unaudited) - For the Six Months Ended August 31, 1998        LifePath Funds
-----------------------------------------------------------------------------------------------------

                                                          LifePath         LifePath         LifePath
                                                              2020             2030             2040
                                                              Fund             Fund             Fund
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
 Dividends                                            $  1,174,584     $  1,157,198     $  2,615,456
 Interest                                                1,694,160          732,248          124,680
 Expenses                                                 (519,391)        (417,219)        (843,288)
Net Investment Income Allocated from
 Master Portfolio                                        2,349,353        1,472,227        1,896,848
EXPENSES (NOTE 2)
 Administration fees                                        89,801           72,065          145,760
 Shareholder servicing fees                                196,553          143,653          319,509
 Transfer agency fees                                      100,630           80,905          163,582
 Distribution Costs-Class A                                215,883          168,231          330,344
 Distribution Costs-Class B                                 60,412           64,090          159,249
 Distribution Costs-Class C                                      0                0              230
 Compensation of Trustees                                      372              372              372
 Legal and accounting services                               3,100            3,410            4,030
 Registration costs                                          5,208            4,194            8,804
 Miscellaneous                                               2,789            2,794            2,854
 Less expenses waived by Advisor                           (14,365)         (19,736)         (23,944)
Total Expenses                                             660,383          519,978        1,110,790
NET INVESTMENT INCOME                                    1,688,970          952,249          786,058

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 ALLOCATED FROM MASTER PORTFOLIO
 Net realized gain (loss) on sale of investments         5,757,401        4,435,222        7,875,030
 Net change in unrealized appreciation
     (depreciation) of investments                     (17,306,056)     (16,642,019)     (38,484,478)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $ (9,859,685)    $(11,254,548)    $(29,823,390)
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

LifePath Funds                              Statements of Changes in Net Assets
-------------------------------------------------------------------------------

                                                                   LifePath Opportunity Fund
                                                               -------------------------------------
                                                                     (Unaudited)
                                                                        For the             For the
                                                               Six Months Ended          Year Ended
                                                                August 31, 1998   February 28, 1998

---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
---------------------------------------------------------------------------------------------------
Operations:
 Net investment income                                             $  1,176,482        $  2,801,621
 Net realized gain (loss) on sale of investments                      1,717,898           4,301,793
 Net change in unrealized appreciation (depreciation) of
    investments                                                      (2,629,298)          1,145,265
Net increase (decrease) in net assets resulting from operations         265,082           8,248,679
Distributions to shareholders:
 From net investment income
    Class A                                                          (1,196,844)         (2,974,734)
    Class B                                                                   0(1)              N/A
    Class C                                                                   0                 N/A
    Institutional class                                                       0                   0
 From net realized gain from sale of investments
    Class A                                                                   0          (4,075,304)
    Class B                                                                   0(1)              N/A
    Class C                                                                   0                 N/A
    Institutional class                                                       0                (862)
Capital shares transactions:
 Proceeds from shares sold - Class A                                  6,339,620          11,675,990
 Reinvestment of dividends - Class A                                  1,157,055           6,867,295
 Cost of shares redeemed - Class A                                  (12,829,801)        (36,779,860)
Net increase (decrease) in net assets resulting from
  capital share transactions - Class A                               (5,333,126)        (18,236,575)
 Proceeds from shares sold - Class B                                     66,550(1)              N/A
 Reinvestment of dividends - Class B                                          0(1)              N/A
 Cost of shares redeemed - Class B                                            0(1)              N/A
Net increase (decrease) in net assets resulting from
  capital share transactions - Class B                                   66,550(1)              N/A
 Proceeds from shares sold - Class C                                        N/A                 N/A
 Reinvestment of dividends - Class C                                        N/A                 N/A
 Cost of shares redeemed - Class C                                          N/A                 N/A
Net increase (decrease) in net assets resulting from
  capital share transactions - Class C                                      N/A                 N/A
 Proceeds from shares sold - Institutional class                              0                   0
 Reinvestment of dividends - Institutional class                              0                 862
 Cost of shares redeemed - Institutional class                                0                   0
Net increase (decrease) in net assets resulting from
  capital share transactions - Institutional class                            0                 862
Increase (Decrease) in Net Assets                                    (6,198,338)        (17,037,934)
---------------------------------------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------------------------------------
 Beginning net assets                                                67,923,173          84,961,107
Ending net assets                                                  $ 61,724,835        $ 67,923,173
---------------------------------------------------------------------------------------------------

(1) This class of shares commenced operations on August 1, 1998.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets                                                                                  LifePath Funds
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                                                                            LifePath 2010 Fund                   LifePath 2020 Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                   (Unaudited)                         (Unaudited)
                                                                      For the           For the           For the           For the
                                                             Six Months Ended        Year Ended  Six Months Ended        Year Ended
                                                              August 31, 1998 February 28, 1998     August31,1998 February 28, 1998
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

Operations:
 Net investment income                                          $   1,270,890     $   2,485,645     $   1,688,970     $   3,241,426
 Net realized gain (loss) on sale of investments                    2,591,881         5,714,054         5,757,401        10,898,128
 Net change in unrealized appreciation (depreciation) of
    investments                                                    (6,531,447)        6,828,482       (17,306,056)       20,358,807
Net increase (decrease) in net assets resulting from operations    (2,668,676)       15,028,181        (9,859,685)       34,498,361
Distributions to shareholders:
 From net investment income
    Class A                                                        (1,150,097)       (2,575,007)       (1,541,256)       (3,252,950)

    Class B                                                           (74,551)          (31,698)          (90,849)          (47,199)

    Class C                                                                 0               N/A                 0               N/A
    Institutional class                                                  (419)           (1,221)             (905)           (1,772)

 From net realized gain from sale of investments
    Class A                                                                 0        (5,401,825)                0       (10,821,255)

    Class B                                                                 0          (261,495)                0          (555,904)

    Class C                                                                 0               N/A                 0               N/A
    Institutional class                                                     0            (1,957)                0            (5,732)

Capital shares transactions:
 Proceeds from shares sold - Class A                                7,866,371        15,777,443        11,100,586        28,343,707
 Reinvestment of dividends - Class A                                1,130,855         7,917,812         1,526,398        13,987,631
 Cost of shares redeemed - Class A                                (11,299,037)      (23,646,888)      (18,261,959)      (41,621,895)

Net increase (decrease) in net assets resulting from
  capital share transactions - Class A                             (2,301,811)           48,367        (5,634,975)          709,443
 Proceeds from shares sold - Class B                                5,532,574         6,169,331         8,016,875        11,509,114
 Reinvestment of dividends - Class B                                   72,287           288,508            86,218           588,214
 Cost of shares redeemed - Class B                                   (540,403)         (321,968)         (948,139)         (509,483)

Net increase (decrease) in net assets resulting from
  capital share transactions - Class B                              5,064,458         6,135,871         7,154,954        11,587,845
 Proceeds from shares sold - Class C                                      N/A               N/A               N/A               N/A
 Reinvestment of dividends - Class C                                      N/A               N/A               N/A               N/A
 Cost of shares redeemed - Class C                                        N/A               N/A               N/A               N/A
Net increase (decrease) in net assets resulting from
  capital share transactions - Class C                                    N/A               N/A               N/A               N/A
 Proceeds from shares sold - Institutional class                            0                 2                 0                 0
 Reinvestment of dividends - Institutional class                          419             3,178               905             7,501
 Cost of shares redeemed - Institutional class                            (30)          (24,970)          (43,073)              (90)

Net increase (decrease) in net assets resulting from
  capital share transactions - Institutional class                        389           (21,790)          (42,168)            7,411
Increase (Decrease) in Net Assets                                  (1,130,707)       12,917,426       (10,014,884)       32,118,248
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------

 Beginning net assets                                              95,936,695        83,019,269       178,412,991       146,294,743
Ending net assets                                               $  94,805,988     $  95,936,695     $ 168,398,107     $ 178,412,991
------------------------------------------------------------------------------------------------------------------------------------



LifePath Funds                                           Statements of Changes in Net Assets
---------------------------------------------------------------------------------------------

                                                                         LifePath 2030 Fund
                                                         -----------------------------------
                                                              (Unaudited)
                                                                  For the           For the
                                                         Six Months Ended        Year Ended
                                                          August 31, 1998 February 28, 1998
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------------------
Operations:
 Net investment income                                      $     952,249     $   1,721,243
 Net realized gain (loss) on sale of investments                4,435,222         6,664,486
 Net change in unrealized appreciation (depreciation) of
    investments                                               (16,642,019)       20,833,854
Net increase (decrease) in net assets resulting from
operations                                                    (11,254,548)       29,219,583
Distributions to shareholders:
 From net investment income
    Class A                                                      (842,224)       (1,721,740)
    Class B                                                       (59,821)          (28,281)
    Class C                                                             0               N/A
    Institutional class                                              (371)           (1,108)
 From net realized gain from sale of investments
    Class A                                                             0        (6,317,229)
    Class B                                                             0          (448,302)
    Class C                                                             0               N/A
    Institutional class                                                 0            (2,388)
Capital shares transactions:
 Proceeds from shares sold - Class A                           12,653,906        20,334,470
 Reinvestment of dividends - Class A                              817,989         7,987,742
 Cost of shares redeemed - Class A                            (12,632,620)      (23,153,085)
Net increase (decrease) in net assets resulting from
  capital share transactions - Class A                            839,275         5,169,127
 Proceeds from shares sold - Class B                            7,638,156        11,536,495
 Reinvestment of dividends - Class B                               57,830           473,399
 Cost of shares redeemed - Class B                               (620,009)         (351,165)
Net increase (decrease) in net assets resulting from
  capital share transactions - Class B                          7,075,977        11,658,729
  Proceeds from shares sold - Class C                                 N/A               N/A
 Reinvestment of dividends - Class C                                  N/A               N/A
 Cost of shares redeemed - Class C                                    N/A               N/A
Net increase (decrease) in net assets resulting from
  capital share transactions - Class C                                N/A               N/A
 Proceeds from shares sold - Institutional class                        0                 0
 Reinvestment of dividends - Institutional class                      372             3,494
 Cost of shares redeemed - Institutional class                    (11,364)           (4,321)
Net increase (decrease) in net assets resulting from
  capital share transactions - Institutional class                (10,992)             (827)
Increase (Decrease) in Net Assets                              (4,252,704)       37,527,564
NET ASSETS:
 Beginning net assets                                         138,647,021       101,119,457
Ending net assets                                           $ 134,394,317     $ 138,647,021
--------------------------------------------------------------------------------------------

/(2)/ This class of shares commenced operations on July 1, 1998. The accompanying notes are an integral part of these financial statements.


Statements of Changes in Net Assets                                           LifePath Funds
-----------------------------------------------------------------------------------------------
                                                                            LifePath 2040 Fund
                                                         --------------------------------------
                                                              (Unaudited)
                                                                  For the              For the
                                                         Six Months Ended           Year Ended
                                                          August 31, 1998    February 28, 1998
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------
Operations:
 Net investment income                                      $     786,058        $   1,791,179
 Net realized gain (loss) on sale of investments                7,875,030           20,942,146
 Net change in unrealized appreciation (depreciation) of
    investments                                               (38,484,478)          39,110,252
Net increase (decrease) in net assets resulting from
operations                                                    (29,823,390)          61,843,577
Distributions to shareholders:
 From net investment income
    Class A                                                      (803,246)          (1,930,509)
    Class B                                                       (31,745)             (14,585)
    Class C                                                             0/(2)/             N/A
    Institutional class                                              (112)                (263)
 From net realized gain from sale of investments
    Class A                                                             0          (21,055,603)
    Class B                                                             0           (1,893,805)
    Class C                                                             0/(2)/             N/A
    Institutional class                                                 0               (2,348)
Capital shares transactions:
 Proceeds from shares sold - Class A                           28,439,729           53,851,530
 Reinvestment of dividends - Class A                              797,243           22,961,611
 Cost of shares redeemed - Class A                            (29,429,140)         (53,765,333)
Net increase (decrease) in net assets resulting from
  capital share transactions - Class A                           (192,168)          23,047,808
 Proceeds from shares sold - Class B                           20,131,725           28,753,908
 Reinvestment of dividends - Class B                               36,691            1,908,390
 Cost of shares redeemed - Class B                             (2,830,470)          (1,263,288)
Net increase (decrease) in net assets resulting from
  capital share transactions - Class B                         17,337,946           29,399,010
  Proceeds from shares sold - Class C                             326,463/(2)/             N/A
 Reinvestment of dividends - Class C                                    0/(2)/             N/A
 Cost of shares redeemed - Class C                                      0/(2)/             N/A
Net increase (decrease) in net assets resulting from
  capital share transactions - Class C                            326,463/(2)/               0
 Proceeds from shares sold - Institutional class                       23                    0
 Reinvestment of dividends - Institutional class                      111                2,609
 Cost of shares redeemed - Institutional class                     (3,560)                   0
Net increase (decrease) in net assets resulting from
  capital share transactions - Institutional class                 (3,426)               2,609
Increase (Decrease) in Net Assets                             (13,189,678)          89,395,891

NET ASSETS:
 Beginning net assets                                         278,975,816          189,579,925
Ending net assets                                           $ 265,786,138        $ 278,975,816
-----------------------------------------------------------------------------------------------

LifePath Funds                                              Financial Highlights
--------------------------------------------------------------------------------

For a share outstanding throughout each period is as follows:

-------------------------------------------------------------------------------------------------------
                                                                               For the Six Months Ended
                                                                            August 31, 1998 (Unaudited)
                                                           --------------------------------------------
                                                                Class           Class     Institutional
                                                                    A              B*             Class
-------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                           $10.83          $10.91            $10.29
                                                           ----------      ----------        ----------
Income from investment operations:
  Net investment income                                          0.20            0.01              0.20
  Net realized and unrealized gain (loss)
  on investments                                                (0.17)          (0.27)            (0.16)
                                                           ----------      ----------        ----------
Total from investment operations                                 0.03           (0.26)             0.04
Less distributions:
  Distributions from net investment income                      (0.20)           0.00              0.00
  Distributions from net realized capital gains                  0.00            0.00              0.00
                                                           ----------      ----------        ----------
Total from Distributions                                        (0.20)           0.00              0.00
                                                           ----------      ----------        ----------
Net Asset Value, end of period                                 $10.66          $10.65            $10.33
                                                           ==========      ==========        ==========

Total Return                                                     0.23%          (2.38)%            0.39%
Ratios/Supplemental Data:
  Net assets, end of period (000)                             $61,646             $65               $14
  Number of shares outstanding,
  end of period (000)                                           5,783               6                 1
Ratios to average net assets:/(1)/
  Ratio of expenses to average net assets                        1.23%           1.80%             0.95%
  Ratio of net investment income to
  average net assets                                             3.55%           2.25%             3.78%
-------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets
    prior to waived fees and reimbursed expenses                 1.23%          52.90%             1.34%
 Ratio of net investment income to average net
    assets prior to waived fees and reimbursed expenses          3.55%         (48.85%)            3.39%
-------------------------------------------------------------------------------------------------------

 *Period from August 1, 1998 (commencement of operations) to August 31, 1998.

(1)These ratios include expenses charged to the Master Portfolio.

 The accompanying notes are an integral part of these financial statements.



Financial Highlights                                                                                  LifePath Funds
--------------------------------------------------------------------------------------------------------------------




                                                                                           LifePath Opportunity Fund
--------------------------------------------------------------------------------------------------------------------
                                                                            Year Ended                    Year Ended
                                                                         Feb. 28, 1998                 Feb. 28, 1997
                                                           ---------------------------   ---------------------------
                                                                Class    Institutional        Class    Institutional
                                                                    A            Class            A            Class
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                           $10.71            $9.79       $10.64           $10.67
                                                           ----------       ----------   ----------       ----------
Income from investment operations:
  Net investment income                                          0.43             0.39         0.42             1.29
  Net realized and unrealized gain (loss)
  on investments                                                 0.81             0.79         0.28            (0.60)
                                                           ----------       ----------   ----------       ----------
Total from investment operations                                 1.24             1.18         0.70             0.69
Less distributions:
  Distributions from net investment income                      (0.44)            0.00        (0.42)           (1.36)
  Distributions from net realized capital gains                 (0.68)           (0.68)       (0.21)           (0.21)
                                                           ----------       ----------   ----------       ----------
Total from Distributions                                        (1.12)           (0.68)       (0.63)           (1.57)
                                                           ----------       ----------   ----------       ----------
Net Asset Value, end of period                                 $10.83           $10.29       $10.71            $9.79
                                                           ==========       ==========   ==========       ==========

Total Return                                                    11.99%           12.25%        6.74%            7.23%
Ratios/Supplemental Data:
  Net assets, end of period (000)                             $67,909              $14      $84,949              $12
  Number of shares outstanding,
  end of period (000)                                           6,272                1        7,934                1
Ratios to average net assets:(1)
  Ratio of expenses to average net assets                        1.20%            0.95%        1.20%            0.95%
  Ratio of net investment income to
  average net assets                                             3.83%            4.06%        3.93%            4.17%
--------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets
    prior to waived fees and reimbursed expenses                  N/A              N/A          N/A              N/A

 Ratio of net investment income to average net
    assets prior to waived fees and reimbursed expenses           N/A              N/A          N/A              N/A
--------------------------------------------------------------------------------------------------------------------


                                                                                           LifePath Opportunity Fund
--------------------------------------------------------------------------------------------------------------------
                                                                            Year Ended                    Year Ended
                                                                         Feb. 28, 1996                 Feb. 28, 1995
                                                           ---------------------------   ---------------------------
                                                                Class    Institutional        Class    Institutional
                                                                    A            Class            A            Class
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                            $9.92            $9.94       $10.00           $10.00
                                                           ----------       ----------   ----------       ----------
Income from investment operations:
  Net investment income                                          0.40             0.42         0.34             0.35
  Net realized and unrealized gain (loss)
  on investments                                                 0.86             0.86        (0.14)           (0.12)
                                                           ----------       ----------   ----------       ----------
Total from investment operations                                 1.26             1.28         0.20             0.23
Less distributions:
  Distributions from net investment income                      (0.41)           (0.42)       (0.27)           (0.28)
  Distributions from net realized capital gains                 (0.13)           (0.13)       (0.01)           (0.01)
                                                           ----------       ----------   ----------       ----------
Total from Distributions                                        (0.54)           (0.55)       (0.28)           (0.29)
                                                           ----------       ----------   ----------       ----------
Net Asset Value, end of period                                 $10.64           $10.67        $9.92            $9.94
                                                           ==========       ==========   ==========       ==========

Total Return                                                    12.98%           13.19%        2.10%            2.38%
Ratios/Supplemental Data:
  Net assets, end of period (000)                            $100,070          $17,262      $54,617           $7,499
  Number of shares outstanding,
  end of period (000)                                           9,406            1,618        5,503              754
Ratios to average net assets:(1)
  Ratio of expenses to average net assets                        1.20%            0.95%        1.20%            0.95%
  Ratio of net investment income to
  average net assets                                             4.00%            4.23%        4.62%            4.89%
--------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets
    prior to waived fees and reimbursed expenses                  N/A              N/A          N/A              N/A

 Ratio of net investment income to average net
    assets prior to waived fees and reimbursed expenses           N/A              N/A          N/A              N/A
--------------------------------------------------------------------------------------------------------------------


LifePath Funds                                                                       Financial Highlights
---------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period is as follows:


---------------------------------------------------------------------------------------------------------
                                                                                 For the Six Months Ended
                                                                              August 31, 1998 (Unaudited)
                                                            ---------------------------------------------
                                                                 Class           Class      Institutional
                                                                     A               B              Class
---------------------------------------------------------------------------------------------------------
 Net Asset Value, beginning of period                       $    13.16      $    13.10         $    11.67
                                                            ----------      ----------         ----------
 Income from investment operations:
  Net investment income                                           0.17            0.12               0.16
  Net realized and unrealized gain (loss)
  on investments                                                 (0.52)          (0.50)             (0.45)
                                                            ----------      ----------         ----------
 Total from investment operations                                (0.35)          (0.38)             (0.29)
 Less distributions:
  Distributions from net investment income                       (0.17)          (0.11)             (0.17)
  Distributions from net realized capital gains                   0.00            0.00               0.00
                                                            ----------      ----------         ----------
 Total from Distributions                                        (0.17)          (0.11)             (0.17)
                                                            ----------      ----------         ----------
 Net Asset Value, end of period                             $    12.64      $    12.61         $    11.21
                                                            ==========      ==========         ==========
 Total Return                                                    (2.67%)         (2.92%)            (2.61%)
 Ratios/Supplemental Data:
  Net assets, end of period (000)                           $   84,006      $   10,772         $       29
  Number of shares outstanding,
  end of period (000)                                            6,645             854                  3
Ratios to average net assets/(1)/
  Ratio of expenses to average net assets                         1.22%           1.72%              0.95%
  Ratio of net investment income to
  average net assets                                              2.55%           2.03%              2.66%
---------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets
     prior to waived fees and reimbursed expenses                 1.23%           1.74%              0.97%

  Ratio of net investment income to average net
     assets prior to waived fees and reimbursed expenses          2.54%           2.01%              2.64%
---------------------------------------------------------------------------------------------------------

(1)These ratios include expenses charged to the Master Portfolio.

The accompanying notes are an integral part of these financial statements.


Financial Highlights                                                                                         LifePath Funds
---------------------------------------------------------------------------------------------------------------------------



                                                                                                          LifePath 2010 Fund
----------------------------------------------------------------------------------------------------------------------------
                                                                                   Year Ended                     Year Ended
                                                                                Feb. 28, 1998                  Feb. 28, 1997
                                                           ----------------------------------      -------------------------
                                                               Class     Class  Institutional          Class   Institutional
                                                                   A         B          Class              A           Class
----------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, beginning of period                      $   12.20  $  12.02     $    10.94      $   11.42      $   11.47
                                                           ---------  --------     ----------      ---------      ---------
 Income from investment operations:
  Net investment income                                         0.36      0.19           0.38           0.34           1.57
  Net realized and unrealized gain (loss)
  on investments                                                1.82      1.88           1.59           0.95          (0.36)
                                                           ---------  --------     ----------      ---------      ---------
 Total from investment operations                               2.18      2.07           1.97           1.29           1.21
 Less distributions:
  Distributions from net investment income                     (0.38)    (0.15)         (0.40)         (0.34)         (1.57)
  Distributions from net realized capital gains                (0.84)    (0.84)         (0.84)         (0.17)         (0.17)
                                                           ---------  --------     ----------      ---------      ---------
 Total from Distributions                                      (1.22)    (0.99)         (1.24)         (0.51)         (1.74)
                                                           ---------  --------     ----------      ---------      ---------
 Net Asset Value, end of period                              $ 13.16    $13.10        $ 11.67        $ 12.20        $ 10.94
                                                           =========  ========     ==========      =========      =========
 Total Return                                                  18.45%    17.64%         18.75%         11.60%         11.89%
 Ratios/Supplemental Data:
  Net assets, end of period (000)                            $89,659    $6,248        $    29        $82,971        $    49
  Number of shares outstanding,
  end of period (000)                                          6,815       477              3          6,801              4
Ratios to average net assets(1)
  Ratio of expenses to average net assets                       1.20%     1.70%          0.95%          1.20%          0.95%
  Ratio of net investment income to
  average net assets                                            2.85%     2.15%          3.14%          3.16%          3.41%
---------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets
     prior to waived fees and reimbursed expenses                N/A       N/A            N/A            N/A            N/A

  Ratio of net investment income to average net
     assets prior to waived fees and reimbursed expenses         N/A       N/A            N/A            N/A            N/A
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights                                                                                LifePath Funds
------------------------------------------------------------------------------------------------------------------



                                                                                                LifePath 2010 Fund
------------------------------------------------------------------------------------------------------------------
                                                                        Year Ended                      Year Ended
                                                                     Feb. 29, 1996                   Feb. 28, 1995
                                                          ------------------------        ------------------------
                                                              Class  Institutional            Class  Institutional
                                                                  A          Class                A          Class
                                                          ------------------------        ------------------------
 Net Asset Value, beginning of period                     $    9.99      $   10.02        $   10.00      $   10.00
                                                          ---------      ---------        ---------      ---------
 Income from investment operations:
  Net investment income                                        0.32           0.34             0.34           0.33
  Net realized and unrealized gain (loss)
  on investments                                               1.58           1.60            (0.02)          0.01
                                                          ---------      ---------        ---------      ---------
 Total from investment operations                              1.90           1.94             0.32           0.34
 Less distributions:
  Distributions from net investment income                    (0.33)         (0.35)           (0.28)         (0.27)
  Distributions from net realized capital gains               (0.14)         (0.14)           (0.05)         (0.05)
                                                          ---------      ---------        ---------      ---------
 Total from Distributions                                     (0.47)         (0.49)           (0.33)         (0.32)
                                                          ---------      ---------        ---------      ---------
 Net Asset Value, end of period                           $   11.42      $   11.47        $    9.99      $   10.02
                                                          =========      =========        =========      =========
 Total Return                                                 19.40%         19.69%            3.31%          3.53%
 Ratios/Supplemental Data:
  Net assets, end of period (000)                         $  67,178      $  34,458        $  36,764      $  13,028
  Number of shares outstanding,
  end of period (000)                                         5,883          3,004            3,679          1,300
Ratios to average net assets(1)
  Ratio of expenses to average net assets                      1.20%          0.95%            1.20%          0.95%
  Ratio of net investment income to
  average net assets                                           3.06%          3.27%            4.40%          4.61%
------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets
     prior to waived fees and reimbursed expenses               N/A            N/A              N/A            N/A

  Ratio of net investment income to average net
     assets prior to waived fees and reimbursed
       expenses                                                 N/A            N/A              N/A            N/A
------------------------------------------------------------------------------------------------------------------


LifePath Funds                                                                   Financial Highlights
--------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period is as follows:

--------------------------------------------------------------------------------------------------------
                                                                               For the Six Months Ended
                                                                             August 31, 1998 (Unaudited)
                                                           ---------------------------------------------
                                                                 Class            Class   Institutional
                                                                     A                B           Class
--------------------------------------------------------------------------------------------------------

Net Asset Value, beginning of period                       $     14.70      $     14.55     $     13.85
                                                           -----------      -----------     -----------
Income from investment operations:
  Net investment income                                           0.14             0.09            0.16
  Net realized and unrealized gain on investments                (0.93)           (0.91)          (0.91)
                                                           -----------      -----------     -----------
Total from investment operations                                 (0.79)           (0.82)          (0.75)
Less distributions:
  Distributions from net investment income                       (0.14)           (0.09)          (0.15)
  Distributions from net realized capital gains                  (0.00)           (0.00)          (0.00)
                                                           -----------      -----------     -----------
Total from Distributions                                         (0.14)           (0.09)          (0.15)
                                                           -----------      -----------     -----------
Net Asset Value, end of period                             $     13.77      $     13.64     $     12.95
                                                           ===========      ===========     ===========
Total Return                                                     (5.48)%          (5.70)%         (5.55)%
Ratios/Supplemental Data:
  Net assets, end of period (000)                          $   150,509      $    17,848     $        41
  Number of shares outstanding, end of period (000)             10,933            1,308               3
Ratios to average net assets:/(1)/
  Ratio of expenses to average net assets                         1.20%            1.72%           0.95%
  Ratio of net investment income to average net assets            1.84%            1.31%           1.99%
--------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets
    prior to waived fees and reimbursed expenses                  1.22%            1.75%           1.07%
 Ratio of net investment income to average net
    assets prior to waived fees and reimbursed expenses           1.82%            1.28%           1.87%
--------------------------------------------------------------------------------------------------------

/(1)/  These ratios include expenses charged to the Master Portfolio.

The accompanying notes are an integral part of these financial statements.


Financial Highlights                                                                                                LifePath Funds
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                 LifePath 2020 Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                   Year Ended       Year Ended       Year Ended         Year Ended
                                                                Feb. 28, 1998    Feb. 28, 1997    Feb. 29, 1996      Feb. 28, 1995
                                                    -------------------------- ---------------  ------------------ -----------------

                                                                       Insti-           Insti-            Insti-            Insti-
                                                       Class   Class  tutional  Class  tutional  Class   tutional  Class   tutional
                                                           A       B   Class        A   Class        A    Class        A    Class
-----------------------------------------------------------------------------------------------------------------------------------


Net Asset Value, beginning of period                $  12.98  $ 12.79 $ 12.28 $  11.98 $ 11.98 $  10.17  $ 10.17  $ 10.00  $ 10.00
                                                    --------  ------- ------- -------- ------- --------  -------  -------  -------

Income from investment operations:
  Net investment income                                 0.28     0.14    0.30     0.27    0.96     0.27     0.29     0.28     0.30
   Net realized and unrealized gain on investments      2.73     2.74    2.58     1.43    0.72     2.03     2.03     0.12     0.12
                                                    --------  ------- ------- -------- ------- --------  -------  -------  -------
Total from investment operations                        3.01     2.88    2.88     1.70    1.68     2.30     2.32     0.40     0.42
Less distributions:
  Distributions from net investment income             (0.29)   (0.12)  (0.31)   (0.28)  (0.96)   (0.28)   (0.30)   (0.23)   (0.25)
  Distributions from net realized capital gains        (1.00)   (1.00)  (1.00)   (0.42)  (0.42)   (0.21)   (0.21)    0.00     0.00
                                                    --------  ------- ------- -------- ------- --------  -------  -------  -------
Total from Distributions                               (1.29)   (1.12)  (1.31)   (0.70)  (1.38)   (0.49)   (0.51)   (0.23)   (0.25)
                                                    --------  ------- ------- -------- ------- --------  -------  -------  -------
Net Asset Value, end of period                      $  14.70  $ 14.55 $ 13.85 $  12.98 $ 12.28 $  11.98  $ 11.98  $ 10.17  $ 10.17
                                                    ========  ======= ======= ======== ======= ========  =======  =======  =======
Total Return                                           23.97%   23.05%  24.27%   14.65%  15.14%   22.94%   23.18%    4.12%    4.39%
Ratios/Supplemental Data:
  Net assets, end of period (000)                   $166,198   $12,129 $    86 $146,226 $    69 $122,488  $40,570  $66,036  $16,618
  Number of shares outstanding, end of period (000)   11,304       884       6   11,264       6   10,224    3,385    6,494    1,634
Ratios to average net assets:(1)
  Ratio of expenses to average net assets               1.20%    1.70%   0.95%    1.20%   0.95%    1.20%    0.95%    1.20%    0.95%
  Ratio of net investment income to average net
    assets                                              2.05%    1.33%   2.30%    2.33%   2.57%    2.45%    2.68%    3.64%    3.88%
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets
    prior to waived fees and reimbursed expenses          N/A      N/A     N/A      N/A     N/A      N/A      N/A      N/A      N/A

 Ratio of net investment income to average net
    assets prior to waived fees and reimbursed
      expenses                                            N/A      N/A     N/A      N/A     N/A      N/A      N/A      N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------

LifePath Funds                                             Financial Highlights
-------------------------------------------------------------------------------

For a share outstanding throughout each period is as follows:

--------------------------------------------------------------------------------
                                                        For the Six Months Ended
                                                     August 31, 1998 (Unaudited)

                                                Class     Class  Institutional
                                                    A         B          Class
-------------------------------------------------------------------------------
Net Asset Value, beginning of period         $  16.51  $  16.28       $  16.09
                                             --------  --------       --------
Income from investment operations:
  Net investment income                          0.12      0.06           0.13
  Net realized and unrealized gain on
   investments                                  (1.33)    (1.30)         (1.29)
                                             --------  --------       --------
Total from investment operations                (1.21)    (1.24)         (1.16)
Less distributions:
  Distributions from net investment income      (0.11)    (0.06)         (0.13)
  Distributions from net realized capital
   gains                                        (0.00)    (0.00)         (0.00)
                                             --------  --------       --------
Total from Distributions                        (0.11)    (0.06)         (0.13)
                                             --------  --------       --------
Net Asset Value, end of period               $  15.19  $  14.98       $  14.80
                                             ========  ========       ========
Total Return                                    (7.41)%   (7.66)%        (7.33)%
Data:
  Net assets, end of period (000)            $116,667  $ 17,694       $     33
  Number of shares outstanding, end of
   period (000)                                 7,682     1,181              2
Ratios to average net assets:(1)
  Ratio of expenses to average net assets        1.21%     1.72%          0.95%
  Ratio of net investment income to average
   net assets                                    1.32%     0.80%          1.44%
-------------------------------------------------------------------------------
  Ratio of expenses to average net assets
   prior to waived fees and reimbursed expenses  1.23%     1.75%          1.09%

  Ratio of net investment income to average net
   assets prior to waived fees and reimbursed
   expenses                                      1.30%     0.77%          1.30%
-------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio.

The accompanying notes are an integral part of these financial statements.


Financial Highlights                                                                                                 LifePath Funds
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                                 LifePath 2030 Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Year Ended             Year Ended            Year Ended            Year Ended
                                                   Feb. 28, 1998          Feb. 28, 1997         Feb. 29, 1996         Feb. 28, 1995
                                    ----------------------------   --------------------  --------------------  --------------------
                                     Class   Class Institutional    Class Institutional   Class Institutional   Class Institutional
                                         A       B         Class        A         Class       A         Class       A         Class
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning
  of period                         $13.83  $13.63        $13.70   $12.34        $12.37  $10.17        $10.18  $10.00        $10.00
                                    ------  ------        ------   ------        ------  ------        ------  ------        ------
Income from investment operations:
  Net investment income               0.23    0.10          0.26     0.22          0.49    0.21          0.23    0.26          0.29
  Net realized and unrealized gain
  on investments                      3.54    3.50          3.37     1.83          1.66    2.45          2.47    0.13          0.14
                                    ------  ------        ------   ------        ------  ------        ------  ------        ------
Total from investment operations      3.77    3.60          3.63     2.05          2.15    2.66          2.70    0.39          0.43
Less distributions:
  Distributions from net investment
    income                           (0.23)  (0.09)        (0.38)   (0.23)        (0.49)  (0.22)        (0.24)  (0.22)        (0.25)

  Distributions from net realized
  capital gains                      (0.86)  (0.86)        (0.86)   (0.33)        (0.33)  (0.27)        (0.27)   0.00          0.00
                                    ------  ------        ------   ------        ------  ------        ------  ------        ------
Total from Distributions             (1.09)  (0.95)        (1.24)   (0.56)        (0.82)  (0.49)        (0.51)  (0.22)        (0.25)
                                    ------  ------        ------   ------        ------  ------        ------  ------        ------
Net Asset Value, end of period      $16.51  $16.28        $16.09   $13.83        $13.70  $12.34        $12.37  $10.17        $10.18
                                    ======  ======        ======   ======        ======  ======        ======  ======        ======
Total Return                         28.01%  26.93%        27.48%   17.01%        18.13%  26.53%        26.88%   4.03%         4.42%

Ratios/Supplemental Data:
 Net assets, end of period (000)  $126,131 $12,469           $47 $101,078           $41 $83,012       $25,447 $41,153        $9,682
 Number of shares outstanding,
  end of period (000)                7,642     766             3    7,307             3   6,728         2,058   4,045           951
Ratios to average net assets:/(1)/
 Ratio of expenses to average net
   assets                             1.20%   1.70%         0.95%    1.20%         0.95%   1.20%         0.95%   1.20%         0.95%

 Ratio of net investment income
   to average net assets              1.50%   0.76%         1.74%    1.81%         2.06%   1.92%         2.15%   3.35%         3.59%

-----------------------------------------------------------------------------------------------------------------------------------

 Ratio of expenses to average
   net assets prior to waived fees
   and reimbursed expenses              N/A     N/A           N/A      N/A           N/A     N/A           N/A    N/A           N/A

  Ratio of net investment income to
    average net assets prior to waived
    fees and reimbursed expenses        N/A     N/A           N/A      N/A           N/A     N/A           N/A    N/A           N/A

-----------------------------------------------------------------------------------------------------------------------------------

LifePath Funds                                              Financial Highlights
--------------------------------------------------------------------------------

For a share outstanding throughout each period is as follows:

--------------------------------------------------------------------------------------------------------------------
                                                                                            For the Six Months Ended
                                                                                         August 31, 1998 (Unaudited)
                                                         -----------------------------------------------------------
                                                              Class            Class           Class   Institutional
                                                                  A                B               C*          Class
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                    $     17.07      $     16.76     $     18.02    $     16.35
                                                       ------------     -------------   -------------  -------------
Income from investment operations:
  Net investment income                                        0.05             0.01           (0.01)          0.06
  Net realized and unrealized gain on investments             (1.70)           (1.68)          (2.93)         (1.63)
                                                       ------------     -------------   -------------  -------------
Total from investment operations                              (1.65)           (1.67)          (2.94)         (1.57)
Less distributions:
  Distributions from net investment income                    (0.06)           (0.01)          (0.00)         (0.08)
  Distributions from net realized capital gains                0.00             0.00            0.00           0.00
                                                       ------------     -------------   -------------  -------------
Total from Distributions                                      (0.06)           (0.01)          (0.00)         (0.08)
                                                       ------------     -------------   -------------  -------------
Net Asset Value, end of period                          $     15.36      $     15.08     $     15.08    $     14.70
                                                       ============     =============   =============  =============
Total Return                                                  (9.74)%          (9.96)%        (16.13)%        (9.76)%
Ratios/Supplemental Data:
  Net assets, end of period (000)                       $   223,040      $    42,448     $       277    $        21
  Number of shares outstanding, end of period (000)          14,518            2,815              18              1
Ratios to average net assets:/(1)/
  Ratio of expenses to average net assets                      1.21%            1.71%           1.75%          0.95%
  Ratio of net investment income to average net assets         0.59%            0.06%           0.00%          0.63%
--------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets
     prior to waived fees and reimbursed expenses              1.22%            1.73%          10.70%          1.21%
  Ratio of net investment income to average
     net assets prior to waived fees and
     reimbursed expenses                                       0.58%            0.04%          (8.95%)         0.37%
--------------------------------------------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio.

The accompanying notes are an integral part of these financial statements.


Financial Highlights                                                                                                  LifePath Funds
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                  LifePath 2040 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                      Year Ended            Year Ended             Year Ended             Year Ended
                                                   Feb. 28, 1998         Feb. 28, 1997          Feb. 29, 1996          Feb. 28, 1995
                                   -----------------------------  --------------------  ---------------------  ---------------------
                                     Class   Class Institutional   Class Institutional   Class  Institutional   Class  Institutional
                                         A       B         Class       A         Class       A          Class       A          Class
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, beginning of
  period                           $ 14.50 $ 14.29      $  13.94 $  12.84      $ 12.86 $  10.37       $ 10.37 $ 10.00        $10.00
                                   ------- -------      -------- --------      ------- --------       ------- -------        ------
Income from investment operations:
  Net investment income               0.13    0.03          0.16     0.16         0.63     0.15          0.17    0.18          0.20
  Net realized and unrealized gain
   on investments                     4.17    4.06          4.02     2.35         1.78     2.82          2.84    0.34          0.34
                                   ------- -------      -------- --------      ------- --------       ------- -------        ------
Total from investment operations      4.30    4.09          4.18     2.51         2.41     2.97          3.01    0.52          0.54
Less distributions:
  Distributions from net
   investment income                 (0.14)  (0.03)        (0.18)   (0.16)       (0.64)   (0.16)        (0.18)  (0.15)        (0.17)

  Distributions from net realized
   capital gains                     (1.59)  (1.59)        (1.59)   (0.69)       (0.69)   (0.34)        (0.34)      0             0
                                  -------- -------      -------- --------      ------- --------       ------- -------        ------
Total from Distributions             (1.73)  (1.62)        (1.77)   (0.85)       (1.33)   (0.50)        (0.52)  (0.15)        (0.17)
                                  -------- -------      -------- --------      ------- --------       ------- -------        ------
Net Asset Value, end of period    $  17.07 $ 16.76      $  16.35 $  14.50      $ 13.94 $  12.84       $ 12.86 $ 10.37        $10.37
                                  ======== =======      ======== ========      ======= ========       ======= =======        ======
Total Return                         30.66%  29.47%        31.02%   20.17%       19.89%   28.91%        29.32%   5.26%         5.55%

Ratios/Supplemental Data:
  Net assets, end of period (000) $248,195 $30,754           $27 $189,560          $20 $142,738       $33,386 $56,737        $9,976
  Number of shares outstanding,
   end of period (000)              14,537   1,835             2   13,073            1   11,114         2,596   5,472           962
Ratios to average net assets:(1)
  Ratio of expenses to average
   net assets                         1.20%   1.70%         0.95%    1.20%        0.95%    1.20%         0.95%   1.20%         0.95%

  Ratio of net investment income
   to average net assets              0.82%   0.08%         1.07%    1.22%        1.47%    1.29%         1.53%   2.35%         2.61%

------------------------------------------------------------------------------------------------------------------------------------

  Ratio of expenses to average net
   assets prior to waived fees and
   reimbursed expenses                 N/A     N/A           N/A      N/A          N/A      N/A           N/A     N/A           N/A

  Ratio of net investment income to
   average net assets prior to waived
   fees and reimbursed expenses        N/A     N/A           N/A      N/A          N/A      N/A           N/A     N/A           N/A

------------------------------------------------------------------------------------------------------------------------------------

LifePath Funds                         Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

Notes to the Financial Statements (Unaudited)

1. Significant Accounting Policies

Organization

     Stagecoach Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated October 18, 1993. The Trust currently issues the following separate funds, which commenced operations on March 1, 1994: LifePath Opportunity, formerly known as LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 (each, a "Fund," collectively, the "Funds"). The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     The LifePath Opportunity, LifePath 2010, LifePath 2020 and LifePath 2030 Funds are authorized to issue three classes of shares: Class A, Class B and an Institutional Class. LifePath Opportunity Class B shares commenced operations on August 1, 1998. LifePath 2040 is authorized to issue four classes of shares:
Class A, Class B, Class C and an Institutional Class. LifePath 2040 Class C shares commenced operations on July 1, 1998. On March 1, 1997, the Retail Class' name was changed to Class A and all Funds except Lifepath Opportunity commenced offering Class B shares. Institutional Class shares are no longer offered by the Funds. The four classes of shares differ principally in their respective distribution, shareholder servicing and transfer agency fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. Neither class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses, including distribution fees and from the weightings of pro rata income and gain allocations.

Notes to Financial Statements (Unaudited)                         LifePath Funds
--------------------------------------------------------------------------------

Investment Policy and Security Valuation

     Each Fund invests all of its assets in a separate series (each, a "Master Portfolio") of Master Investment Portfolio ("MIP"). Each Master Portfolio has the same investment objective as the Fund bearing the corresponding name. The value of each Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (57.08%, 45.62%, 54.36%, 59.64%, and 67.92%) for the LifePath Opportunity, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds, respectively, at August 31, 1998. The Master Portfolios invest in a wide range of U.S. and foreign equity, debt securities and money market instruments. Each Master Portfolio follows an asset allocation strategy among three broad investing classes: equity and debt securities of issuers located throughout the world and cash in the form of money market instruments. The equity securities of the Master Portfolios are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities and money market instruments maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Master Portfolios' Board of Trustees.

Security Transactions and Income Recognition

     Security transactions are accounted for by each Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by each Master Portfolio as follows: dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code"). All net investment income and realized and unrealized capital gains and losses of each Master Portfolio are allocated as required by the Code.

     The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

LifePath Funds                         Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

Dividends and Distributions to Shareholders

     Each Fund declares and pays dividends to shareholders from net investment income quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December.

     Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

Federal Income Taxes

     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to investment companies, as set forth in the Code, and to make distributions of investment company taxable income and net capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required.

2.   Agreements and Other Transactions with Affiliates

     The Trust has entered into an agreement on behalf of the Funds with Wells Fargo Bank ("WFB") to provide transfer and dividend disbursing agency services. For providing the transfer and dividend disbursing agency services, the Trust has agreed to pay a monthly fee at the annual rate of 0.10% for the Institutional Class and 0.14% for Class A, Class B and Class C of each Fund's average daily net assets.

     On behalf of the Funds, the Trust may enter into servicing agreements with certain financial institutions, securities dealers and other industry professionals (collectively, "Shareholder Servicing Agents") for the provision of certain services to Fund shareholders. For the services provided pursuant to a Shareholder Servicing Agreement, Class A, Class B and Class C may pay each Shareholder Servicing Agent a fee of up to 0.25% and the Institutional Class may pay up to 20% of the average daily net asset value of each Fund's shares beneficially owned by customers of the Shareholder Servicing Agent. The Trust has entered into a Shareholder Servicing Agreement with Barclays Global Investors, N.A. ("BGI").

     Stephens Inc. ("Stephens"), is the Funds' co-administrator and distributor.

     The Trust has entered into an agreement with Stephens on behalf of its shares for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, whereby Stephens may be compensated for services rendered and reimbursed for expenses incurred on behalf of the Class A, Class B and

Notes to Financial Statements (Unaudited)                        LifePath Funds
-------------------------------------------------------------------------------

Class C shares. For providing these services, Stephens is entitled to receive 0.25% of the average daily net assets of Class A shares on an annual basis and 0.75% of the average daily net assets of Class B and Class C shares on an annual basis.

     Certain officers and directors of the Trust are also officers of Stephens. At August 31, 1998, these officers of Stephens collectively owned less than 1% of the Funds' outstanding shares.

     Investors Bank & Trust Company ("IBT") serves as the Sub-Administrator to each Fund. IBT is entitled to receive a separate fee from WFB for its services as Sub-Administrator of the Funds.

     Prior to August 1, 1998 the Trust had entered into administration services arrangements with WFB and Stephens, as co-administrators, who had agreed jointly to provide general administration services to the Funds, such as managing and coordinating third-party service relationships. Under the arrangement, WFB and Stephens were entitled to receive for these services a combined fee (expressed as a percentage of average daily net assets) from each Fund of 0.10%. This fee was an "all-in" or "semi-unified" fee and WFB and Stephens, in consideration thereof, had agreed to bear all of the Funds' ordinary operating expenses, excluding, generally, advisory fees and costs related to securities transactions. WFB and Stephens may delegate certain of their administration duties to sub-administrators.

     Effective August 1, 1998 under the new administration services agreement, WFB and Stephens are entitled to receive for administration services 0.03% and 0.04% (expressed as a percentage of average daily net assets) respectively, from each Fund.

     The chart below shows the class specific expenses allocated to Class A, Class B, Class C and the Institutional Class from August 1, 1998 to August 31, 1998.

LifePath Funds                         Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

                                          LifePath Funds class specific expenses
                                          from August 1, 1998 to August 31, 1998
                                 -----------------------------------------------
                                   Class        Class        Class Institutional
                                       A            B            C         Class
--------------------------------------------------------------------------------

LifePath Opportunity            $ 21,994     $  1,093     $      0     $     35
  Class specific waiver           (1,785)      (1,082)           0          (28)
                                --------     --------     --------     --------
  Total net expenses              20,209           11            0            7

LifePath 2010                     31,006        4,870            0           39
  Class specific waiver           (6,208)        (721)           0           (3)
                                --------     --------     --------     --------
  Total net expenses              24,799        4,149            0           36

LifePath 2020                     56,828        8,646            0          106
  Class specific waiver          (11,972)      (2,341)           0          (52)
                                --------     --------     --------     --------
  Total net expenses              44,856        6,305            0           54

LifePath 2030                     45,136        8,344            0           72
  Class specific waiver          (16,504)      (3,199)           0          (33)
                                --------     --------     --------     --------
  Total net expenses              28,631        5,145            0           39

LifePath 2040                     86,948       18,398        2,899           68
  Class specific waiver          (16,948)      (4,149)      (2,813)         (34)
                                --------     --------     --------     --------
  Total net expenses            $ 70,000     $ 14,249     $     86     $     34

Notes to Financial Statements (Unaudited)                        LifePath Funds
-------------------------------------------------------------------------------

3.   Capital Share Transactions
     As of August 31, 1998, the Trust has authorized an unlimited number of shares of beneficial interest. Transactions in capital shares for each Fund were as follows:

                                                              LifePath Opportunity Fund
                                                     ----------------------------------
                                                         (Unaudited)
                                                         For the Six            For the
                                                        Months Ended         Year Ended
                                                     August 31, 1998  February 28, 1998
---------------------------------------------------------------------------------------
Shares Issued And Redeemed:
 Shares sold - Class A                                       579,085          1,069,311
 Shares issued in reinvestments of dividends -
  Class A                                                    106,104            642,199
 Shares redeemed - Class A                                (1,173,543)        (3,374,501)
Net increase (decrease) in shares outstanding -
  Class A                                                   (488,354)        (1,662,991)
 Shares sold - Class B                                         6,111                  0
 Shares issued in
reinvestments of dividends - Class B                               0                  0
Shares redeemed - Class B                                          0                  0
Net increase (decrease) in shares outstanding -
  Class B                                                      6,111                  0
 Shares sold - Institutional Class                                 0                  0
 Shares issued in reinvestments of dividends -
    Institutional Class                                            0                 86
 Shares redeemed - Institutional Class                             0                  0
Net increase (decrease) in shares outstanding -
  Institutional Class                                              0                 86

                                                                     LifePath 2010 Fund
                                                     ----------------------------------
                                                         (Unaudited)
                                                         For the Six            For the
                                                        Months Ended         Year Ended
                                                     August 31, 1998  February 28, 1998
---------------------------------------------------------------------------------------
Shares Issued And Redeemed:
 Shares sold - Class A                                       584,981          1,237,645
 Shares issued in reinvestments of dividends -
  Class A                                                    (83,900)           625,584
 Shares redeemed - Class A                                  (839,348)        (1,849,051)
Net increase (decrease) in shares outstanding -
  Class A                                                   (170,467)            14,178
 Shares sold - Class B                                       412,551            479,146
 Shares issued in reinvestments of dividends - Class B         5,367             22,852
 Shares redeemed - Class B                                   (40,494)           (25,082)
Net increase (decrease) in shares outstanding -
  Class B                                                    377,424            476,916
 Shares sold - Institutional Class                                 0                  0
 Shares issued in reinvestments of dividends -
    Institutional Class                                           35                283
 Shares redeemed - Institutional Class                            (3)            (2,200)
Net increase (decrease) in shares outstanding -
  Institutional Class                                             32             (1,917)


LifePath Funds                                 Notes to Financial Statements (Unaudited)
---------------------------------------------------------------------------------------

                                                                     LifePath 2020 Fund
                                                     ----------------------------------
                                                         (Unaudited)
                                                         For the Six            For the
                                                        Months Ended         Year Ended
                                                     August 31, 1998  February 28, 1998
---------------------------------------------------------------------------------------
Shares Issued And Redeemed:
 Shares sold - Class A                                       730,110          2,024,326
 Shares issued in reinvestments of dividends -
  Class A                                                     99,846          1,004,243
 Shares redeemed - Class A                                (1,201,715)        (2,988,127)
Net increase (decrease) in shares outstanding -
  Class A                                                   (371,759)            40,442
 Shares sold - Class B                                       531,336            826,855
 Shares issued in reinvestments of dividends - Class B         5,678             42,494
 Shares redeemed - Class B                                   (62,571)           (35,689)
Net increase (decrease) in shares outstanding -
  Class B                                                    474,443            833,660
 Shares sold - Institutional Class                                 0                  0
 Shares issued in reinvestments of dividends -
    Institutional Class                                           63                572
 Shares redeemed - Institutional Class                        (3,052)                (7)
Net increase (decrease) in shares outstanding -
  Institutional Class                                         (2,989)               565

                                                                     LifePath 2030 Fund
                                                     ----------------------------------
                                                         (Unaudited)
                                                         For the Six            For the
                                                        Months Ended         Year Ended
                                                     August 31, 1998  February 28, 1998
---------------------------------------------------------------------------------------
Shares Issued And Redeemed:
 Shares sold - Class A                                       728,882          1,342,637
 Shares issued in reinvestments of dividends -
  Class A                                                     47,056            518,299
 Shares redeemed - Class A                                  (735,420)        (1,526,062)
Net increase (decrease) in shares outstanding -
  Class A                                                     40,518            334,874
 Shares sold - Class B                                       448,276            757,631
 Shares issued in reinvestments of dividends - Class B         3,366             30,895
 Shares redeemed - Class B                                   (36,405)           (22,437)
Net increase (decrease) in shares outstanding -
  Class B                                                    415,237            766,089
 Shares sold - Institutional Class                                 0                  0
 Shares issued in reinvestments of dividends -
    Institutional Class                                           22                236
 Shares redeemed - Institutional Class                          (697)              (297)
Net increase (decrease) in shares outstanding -
  Institutional Class                                           (675)               (61)


Notes to Financial Statements (Unaudited)                                LifePath Funds
---------------------------------------------------------------------------------------

                                                                     LifePath 2040 Fund
                                                     ----------------------------------
                                                         (Unaudited)
                                                         For the Six            For the
                                                        Months Ended         Year Ended
                                                     August 31, 1998  February 28, 1998
---------------------------------------------------------------------------------------
Shares Issued And Redeemed:
 Shares sold - Class A                                     1,583,277          3,374,578
 Shares issued in reinvestments of dividends -
  Class A                                                     43,899          1,443,325
 Shares redeemed - Class A                                (1,646,393)        (3,354,023)
Net increase (decrease) in shares outstanding -
  Class A                                                    (19,217)         1,463,880
 Shares sold - Class B                                     1,139,403          1,791,429
 Shares issued in reinvestments of dividends - Class B         2,042            122,045
 Shares redeemed - Class B                                  (161,148)           (78,517)
Net increase (decrease) in shares outstanding -
  Class B                                                    980,297          1,834,957
 Shares sold - Class C                                        18,392                  0
 Shares issued in reinvestment of dividends - Class C              0                  0
 Shares redeemed - Class C                                         0                  0
Net increase (decrease) in shares outstanding -
  Class C                                                     18,392                  0
 Shares sold - Institutional Class                                 2                  0
 Shares issued in reinvestments of dividends -
    Institutional Class                                            6                171
 Shares redeemed - Institutional Class                          (202)                 0
Net increase (decrease) in shares outstanding -
  Institutional Class                                           (194)               171


4.   Portfolio Securities Loaned

     As of August 31, 1998, certain Master Portfolios had loaned securities which were collateralized by cash, money market mutual funds, and repurchase agreements. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral are disclosed in the corresponding Master Portfolio's financial statements.


LifePath Funds                         LifePath Master Portfolios - August 31, 1998 (Unaudited)
-----------------------------------------------------------------------------------------------

                                                     LifePath 2000                LifePath 2010

                                             Shares          Value         Shares         Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS
Percent of Net Assets                                        19.16%                       43.11%
LARGE CAP GROWTH STOCKS
Percent of Net Assets                                         5.40%                       14.49%
Abbott Laboratories                           2,188     $   84,238         11,524    $  443,674
Aeroquip-Vickers Inc                             52          2,096            244         9,836
Airtouch Communications*                        910         51,188          4,068       228,825
ALZA Corp*                                      122          4,392            699        25,164
American Express Corp                           661         51,558          3,459       269,802
American Home Products Corp                   1,930         96,741          9,818       492,127
American International Group Inc              1,490        115,157          7,872       608,604
Ameritech Corp                                1,714         80,772          8,202       386,519
Amgen Inc*                                      377         22,950          1,889       114,993
Anheuser-Busch Inc                              752         34,686          3,700       170,663
Armco Inc*                                      111            458            953         3,931
Ascend Communications Inc*                      250          8,750          1,500        52,500
Autodesk Inc                                     86          2,010            416         9,724
Automatic Data Processing                       409         26,074          2,288       145,860
Avery Dennison Corp                             100          5,369            866        46,493
Avon Products Inc*                              160         10,060            987        62,058
Baxter International Inc                        470         25,028          2,097       111,665
Becton Dickinson & Co                           318         10,593          1,774        59,096
Bell Atlantic Corp                            2,284        100,782         11,590       511,409
Bestfoods                                       486         24,391          2,164       108,606
Biomet Inc                                      132          3,548            926        24,886
Boston Scientific Corp*                         301         20,844          1,468       101,659
Bristol-Myers Squibb Co                       1,384        135,459          7,394       723,688
Campbell Soup Co                                700         35,263          3,429       172,736
Capital One Financial Corp                       --             --            100         8,750
Cardinal Health Inc*                            306         26,775          1,074        93,975
Ceridian Corp*                                  131          6,354            532        25,802
Charles Schwab & Co Inc                         278          8,305          2,047        61,154
Chase Manhattan Bank                          1,258         66,674          6,368       337,504
Cisco Systems Inc*                            1,464        119,865          7,591       621,513
Clorox Co                                        94          9,065            808        77,922
Coca-Cola Co                                  3,537        230,347         18,399     1,198,235
Colgate-Palmolive Co                            479         34,548          2,258       162,858
Comcast Corp Class A                            455         17,006          2,744       102,557
Computer Associates International Inc           764         20,628          4,167       112,509
Computer Sciences Corp                          282         15,951          1,232        69,685
ConAgra Inc                                     888         21,978          3,727        92,243
Corning Inc                                     320          7,880          1,743        42,921
CVS Corp                                        494         17,969          2,816       102,432
Dayton-Hudson Corp                              568         20,448          3,288       118,368
Dell Computer Corp*                             908         90,800          4,776       477,600
Dollar General Corp*                            515         13,841          1,041        27,977


LifePath Master Portfolios - August 31, 1998 (Unaudited)                                                      LifePath Funds
----------------------------------------------------------------------------------------------------------------------------

                                                     LifePath 2020                 LifePath 2030               LifePath 2040
                                          ------------------------      ------------------------    ------------------------
                                             Shares          Value         Shares          Value       Shares          Value
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Percent of Net Assets                                        65.41%                        81.85%                      99.73%
LARGE CAP GROWTH STOCKS
Percent of Net Assets                                        22.69%                        27.43%                      39.05%
Abbott Laboratories                          26,866    $ 1,034,341         23,644     $  910,294        58,292  $  2,244,242
Aeroquip-Vickers Inc                            552         22,253            433         17,455           996        40,151
Airtouch Communications*                      9,966        560,588          8,797        494,831        21,655     1,218,094
ALZA Corp*                                    1,513         54,468          1,336         48,096         2,786       100,296
American Express Corp                         8,002        624,156          7,043        549,354        17,451     1,361,178
American Home Products Corp                  22,818      1,143,752         20,080      1,006,510        49,586     2,485,498
American International Group Inc             18,275      1,412,848         16,074      1,242,683        39,695     3,068,882
Ameritech Corp                               19,138        901,878         16,796        791,512        41,604     1,960,589
Amgen Inc*                                    4,515        274,851          3,871        235,647         9,648       587,322
Anheuser-Busch Inc                            8,438        389,203          7,466        344,369        18,312       844,641
Armco Inc*                                    1,943          8,015          1,647          6,794         3,846        15,865
Ascend Communications Inc*                    3,500        122,500          3,110        108,850         7,460       261,100
Autodesk Inc                                    971         22,697            759         17,742         1,817        42,472
Automatic Data Processing                     5,279        336,536          4,654        296,693        12,148       774,435
Avery Dennison Corp                           1,922        103,187          1,659         89,068         4,073       218,669
Avon Products Inc*                            2,243        141,029          2,020        127,008         5,222       328,333
Baxter International Inc                      4,915        261,724          4,326        230,360        11,368       605,346
Becton Dickinson & Co                         4,342        144,643          3,860        128,586         7,940       264,501
Bell Atlantic Corp                           27,002      1,191,463         23,788      1,049,646        58,694     2,589,873
Bestfoods                                     5,070        254,451          4,466        224,137        11,544       579,365
Biomet Inc                                    1,946         52,299          1,742         46,816         4,260       114,488
Boston Scientific Corp*                       3,406        235,866          3,067        212,390         7,829       542,158
Bristol-Myers Squibb Co                      17,357      1,698,816         15,230      1,490,636        37,571     3,677,262
Campbell Soup Co                              7,922        399,071          6,971        351,164        18,429       928,361
Capital One Financial Corp                      100          8,750            100          8,750           300        26,250
Cardinal Health Inc*                          2,415        211,313          2,250        196,875         5,313       464,888
Ceridian Corp*                                1,316         63,826          1,169         56,697         3,133       151,951
Charles Schwab & Co Inc                       4,757        142,115          4,045        120,844        10,709       319,931
Chase Manhattan Bank                         14,830        785,990         13,090        693,770        32,272     1,710,416
Cisco Systems Inc*                           17,853      1,461,714         15,647      1,281,099        38,701     3,168,644
Clorox Co                                     1,810        174,552          1,597        154,011         4,205       405,520
Coca-Cola Co                                 42,957      2,797,575         37,807      2,462,181        93,360     6,080,070
Colgate-Palmolive Co                          5,119        369,208          4,546        327,880        11,223       809,459
Comcast Corp Class A                          6,525        243,872          5,637        210,683        14,100       526,988
Computer Associates International Inc         9,686        261,522          8,303        224,181        22,060       595,620
Computer Sciences Corp                        2,752        155,660          2,496        141,180         5,032       284,623
ConAgra Inc                                   8,272        204,732          7,653        189,412        18,871       467,057
Corning Inc                                   4,238        104,361          3,778         93,033         9,091       223,866
CVS Corp                                      6,638        241,457          5,998        218,177        15,540       565,268
Dayton-Hudson Corp                            7,756        279,216          6,726        242,136        17,770       639,720
Dell Computer Corp*                          11,204      1,120,400          9,822        982,200        24,388     2,438,800
Dollar General Corp*                          2,506         67,349          2,220         59,663         5,346       143,674


LifePath Funds                        LifePath Master Portfolios - August 31, 1998 (Unaudited)
----------------------------------------------------------------------------------------------

                                                       LifePath 2000             LifePath 2010
                                               ---------------------     ---------------------
                                                 Shares        Value       Shares        Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

Dover Corp                                          310     $  8,448        1,748   $   47,633
Dun & Bradstreet Corp                               180        4,230        1,435       33,723
DuPont (E I) de Nemours                           1,640       94,608        8,423      485,902
Ecolab Inc                                          124        3,449        1,006       27,979
EMC Corp*                                           638       28,830        3,800      171,713
Emerson Electric Co                                 655       37,335        3,378      192,546
Equifax Inc                                         216        7,695        1,165       41,503
Federal Home Loan Mortgage Corp                     993       39,224        5,034      198,843
Fifth Third Bancorp                                 409       21,754        1,923      102,280
Fort James Corp                                     276        8,039        1,746       50,852
Franklin Resources Inc                              388       12,513        1,600       51,600
Freeport-McMoRan Copper & Gold Inc Class B          231        2,685        1,382       16,066
Frontier Corp                                       290        8,809        1,300       39,488
Fruit of the Loom Inc Class A*                      117        2,625          655       14,697
Gannett Co Inc                                      478       28,202        2,145      126,555
Gap Inc                                             578       29,514        2,955      150,890
Gateway 2000 Inc*                                   200        9,463          700       33,119
General Electric Co                               4,683      374,640       24,282    1,942,560
General Instrument Corp*                             --           --           --           --
General Mills Inc                                   210       13,742        1,232       80,619
Gillette Co                                       1,642       67,527        8,342      343,065
GTE Corp                                          1,466       73,300        7,143      357,150
Guidant Corp                                        206       12,721        1,109       68,481
Halliburton Co                                      461       12,245        2,021       53,683
HBO & Co                                            618       13,133        3,366       71,528
Heinz (H J) Co                                      490       26,123        2,738      145,970
Hershey Foods Corp                                  214       14,980        1,055       73,850
Hilton Hotels Corp                                  304        6,308        1,911       39,653
Home Depot Inc                                    2,166       83,391       10,942      421,267
Illinois Tool Works Inc                             359       17,389        1,913       92,661
IMS Health Inc                                      180        9,900        1,232       67,760
Intel Corp                                        2,401      170,921       12,601      897,034
International Business Machines Corp              1,380      155,423        7,002      788,600
International Flavors & Fragrances                  176        6,820          843       32,666
Interpublic Group Cos Inc                           128        7,296        1,029       58,653
Johnson & Johnson                                 1,933      133,377        9,995      689,655
Jostens Inc                                         107        2,127          280        5,565
Kellogg Co                                          556       16,958        3,059       93,300
Kimberly-Clark Corp                                 786       29,966        4,154      158,371
Kohls Corp*                                         672       30,534        1,740       79,061
Kroger Co*                                          341       15,345        1,901       85,545
Lilly (Eli) & Co                                  1,599      104,735        8,271      541,751
Lucent Technologies Inc                           1,938      137,356        9,808      695,142
Marriott International Class A                      356        9,990        2,012       56,462
Mattel Inc                                          371       12,011        2,214       71,678


LifePath Master Portfolios - August 31, 1998 (Unaudited)                                                        LifePath Funds
------------------------------------------------------------------------------------------------------------------------------

                                                         LifePath 2020               LifePath 2030               LifePath 2040
                                              ------------------------    ------------------------    ------------------------
                                                  Shares         Value        Shares         Value        Shares         Value
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

Dover Corp                                         4,052    $  110,417         3,418    $   93,141         8,794    $  239,637
Dun & Bradstreet Corp                              3,141        73,814         2,743        64,461         6,906       162,291
DuPont (E I) de Nemours                           19,601     1,130,733        17,308       998,455        42,640     2,459,795
Ecolab Inc                                         2,478        68,919         2,058        57,238         4,878       135,669
EMC Corp*                                          8,688       392,589         7,594       343,154        20,046       905,829
Emerson Electric Co                                7,695       438,615         6,766       385,662        14,523       827,811
Equifax Inc                                        2,594        92,411         2,381        84,823         5,971       212,717
Federal Home Loan Mortgage Corp                   11,847       467,957        10,428       411,906        22,816       901,232
Fifth Third Bancorp                                4,317       229,610         3,769       200,464         9,265       492,782
Fort James Corp                                    3,964       115,452         3,319        96,666         6,863       199,885
Franklin Resources Inc                             3,188       102,813         2,939        94,783         6,395       206,239
Freeport-McMoRan Copper & Gold Inc Class B         3,143        36,537         3,247        37,746         7,341        85,339
Frontier Corp                                      3,037        92,249         2,654        80,615         5,422       164,693
Fruit of the Loom Inc Class A*                     1,442        32,355         1,251        28,069         2,293        51,449
Gannett Co Inc                                     5,051       298,009         4,436       261,724        11,514       679,326
Gap Inc                                            6,883       351,463         6,016       307,192        15,920       812,915
Gateway 2000 Inc*                                  2,800       132,475         2,500       118,281         2,600       123,013
General Electric Co                               56,704     4,536,320        49,893     3,991,440       123,137     9,850,960
General Instrument Corp*                           2,800        55,650         2,400        47,700            --            --
General Mills Inc                                  2,730       178,644         2,497       163,397         6,422       420,240
Gillette Co                                       19,548       803,912        17,208       707,679        42,422     1,744,605
GTE Corp                                          16,762       838,100        14,729       736,450        36,397     1,819,850
Guidant Corp                                       2,717       167,775         2,367       146,162         6,073       375,008
Halliburton Co                                     4,776       126,863         4,214       111,934        10,650       282,891
HBO & Co                                           7,598       161,458         6,582       139,868        17,006       361,378
Heinz (H J) Co                                     6,320       336,935         5,602       298,657        14,766       787,212
Hershey Foods Corp                                 2,453       171,710         2,219       155,330         5,798       405,860
Hilton Hotels Corp                                 4,372        90,719         4,093        84,930         9,873       204,865
Home Depot Inc                                    25,612       986,062        22,472       865,172        55,546     2,138,521
Illinois Tool Works Inc                            4,372       211,769         3,804       184,256        10,087       488,589
IMS Health Inc                                     2,870       157,850         2,465       135,575         6,360       349,800
Intel Corp                                        29,506     2,100,458        25,925     1,845,536        64,112     4,563,973
International Business Machines Corp              16,410     1,848,176        14,448     1,627,206        36,083     4,063,848
International Flavors & Fragrances                 1,874        72,618         1,798        69,673         4,289       166,199
Interpublic Group Cos Inc                          2,325       132,525         2,058       117,306         4,960       282,720
Johnson & Johnson                                 23,411     1,615,359        20,549     1,417,881        50,805     3,505,545
Jostens Inc                                          690        13,714           567        11,269         1,398        27,785
Kellogg Co                                         7,101       216,581         6,470       197,335        16,603       506,392
Kimberly-Clark Corp                                9,713       370,308         8,477       323,186        21,041       802,188
Kohls Corp*                                        3,408       154,851         2,416       109,777         7,216       327,877
Kroger Co*                                         4,430       199,350         3,869       174,105        10,329       464,805
Lilly (Eli) & Co                                  19,223     1,259,107        16,922     1,108,391        41,815     2,738,883
Lucent Technologies Inc                           22,798     1,615,808        20,032     1,419,768        49,604     3,515,684
Marriott International Class A                     4,410       123,756         3,856       108,209        10,302       289,100
Mattel Inc                                         5,113       165,533         4,665       151,029        11,763       380,827


LifePath Funds                     LifePath Master Portfolios - August 31, 1998 (Unaudited)
-------------------------------------------------------------------------------------------

                                                  LifePath 2000               LifePath 2010
                                       ------------------------    ------------------------
                                           Shares         Value        Shares         Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
Maytag Corp                                   116    $    5,003           779    $   33,594
MBNA Corp*                                    644        15,134         3,840        90,240
Medtronic Inc                                 720        36,990         3,514       180,532
Merck & Co Inc                              1,673       193,963         8,936     1,036,018
Meredith Corp                                 102         3,423           434        14,566
Microsoft Corp*                             3,538       339,427        18,322     1,757,767
Millipore Corp                                 52         1,128           376         8,155
Minnesota Mining & Manufacturing Co           585        40,073         3,065       209,953
Monsanto Co                                   840        45,938         4,481       245,055
National City Corp                            436        25,615         2,496       146,640
Newell Co                                     259        12,367         1,230        58,733
Northern Telecom Ltd                          802        38,296         3,874       184,984
Omnicom Group                                 276        13,145         1,340        63,818
Oracle Systems Corp*                        1,406        28,032         7,418       147,896
Oryx Energy Co*                               199         2,475           842        10,472
Owens Corning Fiberglass Corp                  28           982           411        14,411
Parametric Technology Corp*                   250         2,563         2,106        21,587
Pepsico Inc                                 2,162        59,860        11,152       308,771
Perkin-Elmer Corp                              29         1,678           406        23,497
Pfizer Inc                                  1,895       176,235         9,709       902,937
Philip Morris Co Inc                        3,481       144,679        18,097       752,157
Pioneer Hi Bred International                 405        13,669         1,437        48,499
Pitney Bowes Inc                              416        20,644         2,046       101,533
Procter & Gamble Co                         1,903       145,580         9,984       763,776
Providian Financial Corp                      155         9,949           688        44,161
Quaker Oats Co                                142         7,544         1,073        57,003
Ralston-Ralston Purina Group                  465        12,235         2,388        62,834
Sara Lee Corp                                 633        28,643         3,553       160,773
SBC Communications Inc                      2,706       102,828        13,672       519,536
Schering-Plough Corp                        1,083        93,138         5,429       466,894
Schlumberger Ltd                              675        29,573         3,780       165,611
Sealed Air Corp*                              222         7,992           740        26,640
Shared Medical                                 42         2,242           155         8,273
SLM Holding Corp                              250         8,969         1,300        46,638
Southwest Airlines Inc                        519         9,245         2,504        44,594
Stanley Works                                 112         4,410           766        30,161
State Street Corp                             245        12,755         1,267        65,963
Stone Container Corp*                          87           908           850         8,872
Synovus Financial                             337         6,129         2,115        38,467
Sysco Corp                                    410         8,277         2,574        51,963
Tele-Communications Inc*                      776        25,608         3,851       127,083
Tellabs Inc*                                  257        10,858         1,381        58,347
Times Mirror Co                               152         8,693           659        37,687
TJX Cos Inc                                   326         7,274         2,436        54,353
Tricon Global Restaurants Inc*                226         8,376         1,275        47,255


LifePath Master Portfolios - August 31, 1998 (Unaudited)                                                 LifePath Funds
-----------------------------------------------------------------------------------------------------------------------

                                                  LifePath 2020               LifePath 2030               LifePath 2040
                                       ------------------------    ------------------------    ------------------------
                                           Shares         Value        Shares         Value        Shares         Value
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
Maytag Corp                                 1,699    $   73,269         1,439    $   62,057         3,064    $  132,135
MBNA Corp*                                  8,745       205,508         7,858       184,663        20,291       476,839
Medtronic Inc                               8,214       421,994         7,198       369,797        17,713       910,005
Merck & Co Inc                             20,815     2,413,239        18,250     2,115,859        45,196     5,239,911
Meredith Corp                                 926        31,079           908        30,475         1,646        55,244
Microsoft Corp*                            42,940     4,119,556        37,728     3,619,530        93,116     8,933,316
Millipore Corp                                788        17,090           686        14,878         1,628        35,307
Minnesota Mining & Manufacturing Co         7,072       484,432         6,229       426,687        15,246     1,044,351
Monsanto Co                                10,379       567,602         9,124       498,969        22,600     1,235,938
National City Corp                          5,749       337,754         5,006       294,103        12,449       731,379
Newell Co                                   2,804       133,891         2,586       123,482         6,330       302,258
Northern Telecom Ltd                        9,060       432,615         7,948       379,517        19,672       939,338
Omnicom Group                               3,040       144,780         2,620       124,778         6,416       305,562
Oracle Systems Corp*                       16,917       337,283        14,916       297,388        36,817       734,039
Oryx Energy Co*                             1,889        23,494         1,713        21,305         4,063        50,534
Owens Corning Fiberglass Corp               1,017        35,659           946        33,169         1,995        69,950
Parametric Technology Corp*                 4,698        48,155         4,124        42,271        10,008       102,582
Pepsico Inc                                25,949       718,463        22,765       630,306        56,369     1,560,717
Perkin-Elmer Corp                             889        51,451           743        43,001         1,887       109,210
Pfizer Inc                                 22,765     2,117,145        19,953     1,855,629        49,305     4,585,365
Philip Morris Co Inc                       42,259     1,756,390        37,208     1,546,458        91,862     3,818,014
Pioneer Hi Bred International               4,205       141,919         3,699       124,841         8,268       279,045
Pitney Bowes Inc                            4,888       242,567         4,164       206,639        10,374       514,810
Procter & Gamble Co                        23,358     1,786,887        20,527     1,570,316        50,716     3,879,774
Providian Financial Corp                    1,702       109,247         1,496        96,025         3,097       198,789
Quaker Oats Co                              2,405       127,766         2,095       111,297         5,509       292,666
Ralston-Ralston Purina Group                5,471       143,956         4,875       128,273        12,714       334,537
Sara Lee Corp                               8,137       368,199         7,173       324,578        17,602       796,491
SBC Communications Inc                     32,030     1,217,140        28,152     1,069,776        69,450     2,639,100
Schering-Plough Corp                       12,788     1,099,768        11,269       969,134        27,728     2,384,608
Schlumberger Ltd                            8,694       380,906         7,646       334,990        19,746       865,122
Sealed Air Corp*                            1,622        58,392         1,339        48,204         4,853       174,708
Shared Medical                                461        24,606           364        19,429           904        48,251
SLM Holding Corp                            3,050       109,419         2,700        96,863         7,400       265,475
Southwest Airlines Inc                      6,201       110,455         5,132        91,414        13,149       234,217
Stanley Works                               1,559        61,386         1,487        58,551         3,570       140,569
State Street Corp                           2,832       147,441         2,415       125,731         6,526       339,760
Stone Container Corp*                       2,014        21,021         1,679        17,525         3,154        32,920
Synovus Financial                           4,636        84,317         4,222        76,788        10,618       193,115
Sysco Corp                                  6,170       124,557         5,498       110,991        13,474       272,006
Tele-Communications Inc*                    8,784       289,872         7,934       261,822        20,522       677,226
Tellabs Inc*                                3,217       135,918         2,856       120,666         7,388       312,143
Times Mirror Co                             1,574        90,013         1,439        82,293         2,921       167,045
TJX Cos Inc                                 5,858       130,707         4,914       109,644        12,982       289,661
Tricon Global Restaurants Inc*              2,675        99,142         2,387        88,468         4,867       180,383


LifePath Funds                       LifePath Master Portfolios - August 31, 1998 (Unaudited)
---------------------------------------------------------------------------------------------

                                                 LifePath 2000                  LifePath 2010
                                    --------------------------      -------------------------
                                        Shares           Value          Shares          Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
Tupperware Corp                             63     $     1,189             500    $     9,438
Tyco International Ltd                     924          51,282           4,220        234,210
Unisys Corp*                               280           5,023           1,892         33,938
United Technologies                        306          22,204           1,701        123,429
UST Inc                                    292           7,629           1,528         39,919
U.S. Air Group*                            133           7,747             663         38,620
U.S. Bancorp                             1,041          35,524           5,518        188,302
Walgreen Co                                680          26,180           3,684        141,834
Wal-Mart Stores Inc                      3,248         190,786          16,793        986,639
Warner Lambert Co                        1,137          74,189           6,091        397,438
Wrigley (Wm) Jr Co                         184          14,260             879         68,123
Xerox Corp                                 485          42,589           2,441        214,350
                                                   -----------                    -----------
TOTAL LARGE CAP GROWTH STOCKS
                      - VALUE                      $ 5,837,669                    $30,140,581
                       - COST                      $ 4,332,349                    $18,409,804
LARGE CAP VALUE STOCKS
Percent of Net Assets                                     4.42%                         13.42%
3Com Corp*                                 590     $    13,976           2,875    $    68,102
Adobe Systems Inc                          122           3,203             563         14,779
Advanced Micro Devices*                    200           2,638           1,086         14,322
Aetna Inc                                  174          10,473           1,200         72,225
Ahmanson (H F) & Co                        134           7,144             872         46,489
Air Products & Chemicals Inc               260           7,946           1,896         57,947
Alberto Culver Co Class B                  102           2,040             485          9,700
Albertson's Inc                            305          15,422           1,980        100,114
Alcan Aluminum Ltd                         327           6,213           1,795         34,105
Allegheny Teledyne Inc                     263           3,961           1,538         23,166
Allergan Inc                                65           3,071             504         23,814
Allied Signal Inc                          822          28,205           4,565        156,637
Allstate Corp                            1,144          42,900           6,802        255,075
Alltel Corp                                329          14,846           2,237        100,945
Aluminum Co of America                     274          16,406           1,570         94,004
Amerada Hess Corp                          142           6,976             750         36,844
Ameren Corp                                208           8,229           1,097         43,400
American Electric Power Inc                306          13,847           1,550         70,138
American General Corp                      306          19,661           2,028        130,299
American Greetings Corp Class A            133           5,019             605         22,158
American Stores Co                         461          13,369           2,187         63,423
Amoco Corp                                  --              --           7,700        348,906
AMP Inc                                    289          10,314           1,720         61,383
AMR Corp*                                  274          14,933           1,492         81,314
Anadarko Petroleum Corp                    182           5,233             950         27,313
Andrew Corp*                               160           2,370             762         11,287
Aon Corp                                   267          16,704           1,310         81,957
Apache Corp                                166           3,797             758         17,339


LifePath Master Portfolios - August 31, 1998 (Unaudited)                                                            LifePath Funds
----------------------------------------------------------------------------------------------------------------------------------

                                                   LifePath 2020                     LifePath 2030                   LifePath 2040
                                     ---------------------------       ---------------------------      --------------------------
                                         Shares            Value           Shares            Value          Shares           Value
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
Tupperware Corp                           1,136     $     21,442            1,009     $     19,045           2,302    $     43,450
Tyco International Ltd                   10,149          563,270            8,942          496,281          22,024       1,222,332
Unisys Corp*                              4,511           80,916            4,000           71,750           8,191         146,926
United Technologies                       4,057          294,386            3,540          256,871           7,610         552,201
UST Inc                                   3,453           90,210            3,035           79,289           7,426         194,004
U.S. Air Group*                           1,693           98,617            1,470           85,628           3,662         213,312
U.S. Bancorp                             12,879          439,496           11,365          387,831          28,073         957,991
Walgreen Co                               8,662          333,487            7,556          290,906          20,070         772,695
Wal-Mart Stores Inc                      39,060        2,294,817           34,380        2,019,843          84,854       4,985,173
Warner Lambert Co                        14,260          930,465           12,525          817,256          30,983       2,021,641
Wrigley (Wm) Jr Co                        2,064          159,960            1,864          144,460           4,689         363,398
Xerox Corp                                5,710          501,409            5,027          441,433          12,925       1,134,977
                                                    ------------                      ------------                    ------------
TOTAL LARGE CAP GROWTH STOCKS
                      - VALUE                       $ 70,347,501                      $ 61,866,187                    $152,894,608
                       - COST                       $ 43,367,338                      $ 38,938,886                    $106,612,133
LARGE CAP VALUE STOCKS
Percent of Net Assets                                      20.59%                            25.82%                          28.71%
3Com Corp*                                6,587     $    156,030            5,778     $    136,866          11,626    $    275,391
Adobe Systems Inc                         1,223           32,104            1,247           32,734           2,304          60,480
Advanced Micro Devices*                   2,577           33,984            2,422           31,940           4,484          59,133
Aetna Inc                                 2,668          160,580            2,416          145,413           4,854         292,150
Ahmanson (H F) & Co                       2,005          106,892            1,884          100,441           3,615         192,725
Air Products & Chemicals Inc              4,270          130,502            4,052          123,839           7,636         233,375
Alberto Culver Co Class B                 1,110           22,200              982           19,640           1,769          35,380
Albertson's Inc                           4,530          229,048            4,138          209,228           7,984         403,691
Alcan Aluminum Ltd                        4,135           78,565            3,904           74,176           7,507         142,633
Allegheny Teledyne Inc                    3,498           52,689            3,398           51,182           6,198          93,357
Allergan Inc                              1,189           56,180            1,098           51,881           2,108          99,603
Allied Signal Inc                        10,396          356,713            9,537          327,238          18,537         636,051
Allstate Corp                            15,446          579,225           14,066          527,475          27,214       1,020,525
Alltel Corp                               5,047          227,735            3,240          146,205           6,039         272,510
Aluminum Co of America                    3,561          213,215            3,078          184,295           6,347         380,027
Amerada Hess Corp                         1,724           84,692            1,646           80,860           2,978         146,294
Ameren Corp                               2,536          100,331            2,410           95,346           4,405         174,273
American Electric Power Inc               3,501          158,420            3,250          147,063           6,220         281,455
American General Corp                     4,662          299,534            4,301          276,339           8,348         536,359
American Greetings Corp Class A           1,336           48,931            1,292           47,320           2,380          87,168
American Stores Co                        5,044          146,276            4,745          137,605           8,930         258,970
Amoco Corp                               17,692          801,669           16,084          728,806          31,096       1,409,038
AMP Inc                                   4,069          145,212            3,870          138,111           7,163         255,630
AMR Corp*                                 3,384          184,428            3,092          168,514           6,004         327,218
Anadarko Petroleum Corp                   2,222           63,883            1,978           56,868           3,812         109,595
Andrew Corp*                              1,659           24,574            1,415           20,960           3,373          49,963
Aon Corp                                  3,119          195,132            2,854          178,553           5,434         339,965
Apache Corp                               1,841           42,113            1,648           37,698           3,074          70,318

LifePath Funds        LifePath Master Portfolios - August 31, 1998 (Unaudited)
------------------------------------------------------------------------------
                                         LifePath 2000           LifePath 2010
                                ----------------------   ---------------------
                                    Shares       Value      Shares       Value
------------------------------------------------------------------------------
COMMON STOCKS (continued)
Apple Computer Inc*                    235    $  7,329       1,090    $ 33,994
Applied Materials Inc*                 515      12,650       2,946      72,361
Archer-Daniels-Midland Co*             945      14,175       4,834      72,517
Armstrong World Industries Inc         102       4,896         294      14,112
ASARCO Inc                              25         398         302       4,813
Ashland Inc                            109       4,966         606      27,611
Associates First Capital Corp          466      27,552       2,818     166,614
AT & T Corp                          2,497     125,157      14,547     729,173
Atlantic Richfield Corp                423      24,534       2,575     149,350
AutoZone Inc*                          256       6,640       1,211      31,410
Baker Hughes Inc                       590      10,764       3,706      67,625
Ball Corp                               54       2,018         196       7,326
Baltimore Gas & Electric Co            237       7,303       1,179      36,328
Banc One Corp                          922      35,036       5,668     215,399
Bank Of New York Inc*                  988      23,897       6,004     145,222
BankAmerica Corp                       971      62,205       5,513     353,177
BankBoston Corp                        412      14,703       2,404      85,793
Bankers Trust Corp                      94       6,985         769      57,146
Bard (C R) Inc                         143       4,683         455      14,901
Barrick Gold Corp                      623       8,099       2,938      38,194
Battle Mountain Gold Co                337       1,032       1,957       5,993
Bausch & Lomb Inc                       56       2,370         491      20,775
Bay Networks*                          302       9,060       1,780      53,400
BB&T Corp                              400      11,275       2,254      63,535
Bear Stearns Co Inc                    200       7,388         955      35,275
Bellsouth Corp                       1,380      94,616       7,952     545,209
Bemis Co                                42       1,507         448      16,072
Bethlehem Steel Corp*                   67         482         938       6,742
Black & Decker Corp                    126       5,245         761      31,677
Block (H R) Inc                        115       4,499         828      32,396
Boeing Co                            1,342      41,518       8,117     251,120
Boise Cascade Corp                      69       1,686         403       9,848
Briggs & Stratton Corp                  52       1,914         168       6,185
Brown-Forman Corp Class B               74       4,440         543      32,580
Browning-Ferris Industries Inc         247       8,028       1,523      49,498
Brunswick Corp                         196       2,928         835      12,473
Burlington Northern Santa Fe           196      18,240       1,313     122,191
Burlington Resources Inc               284       8,396       1,426      42,156
Cabletron Systems Inc*                 257       1,799       1,334       9,338
Canadian National Railway Co             4         180           6         285
Carolina Power & Light Co              263      11,325       1,183      50,943
Case Corp                              103       2,781         604      16,308
Caterpillar Inc                        530      22,359       2,959     124,833
CBS Corp                             1,010      26,260       5,777     150,202
Cendant Corp*                          772       8,926       6,877      79,515

LifePath Master Portfolios  - August 31, 1998 (Unaudited)        LifePath Funds
-------------------------------------------------------------------------------

                                             LifePath 2020               LifePath 2030               LifePath 2040
                                      Shares         Value        Shares         Value        Shares         Value
------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
Apple Computer Inc*                    2,447    $   76,316         2,328    $   72,605         4,244    $  132,360
Applied Materials Inc*                 6,712       164,864         5,919       145,385        12,020       295,241
Archer-Daniels-Midland Co*            10,927       163,910        10,433       156,492        19,432       291,485
Armstrong World Industries Inc           738        35,424           689        33,072         1,303        62,544
ASARCO Inc                               875        13,945           621         9,897         1,370        21,834
Ashland Inc                            1,405        64,015         1,295        59,003         2,404       109,532
Associates First Capital Corp          6,381       377,277         5,862       346,591        11,318       669,177
AT & T Corp                           33,383     1,673,303        29,101     1,458,668        56,461     2,830,103
Atlantic Richfield Corp                5,892       341,736         5,352       310,416        10,520       610,160
AutoZone Inc*                          2,821        73,170         2,633        68,293         5,008       129,895
Baker Hughes Inc                       8,439       154,004         5,432        99,129        10,401       189,820
Ball Corp                                642        23,995           538        20,108           904        33,787
Baltimore Gas & Electric Co            2,668        82,208         2,589        79,774         4,887       150,581
Banc One Corp                         12,949       492,054        11,748       446,416        22,959       872,442
Bank Of New York Inc*                 13,890       335,964        12,646       305,875        24,736       598,302
BankAmerica Corp                      12,534       802,959        11,461       734,220        22,164     1,419,881
BankBoston Corp                        5,388       192,284         5,018       179,080         9,554       340,958
Bankers Trust Corp                     1,799       133,688         1,627       120,906         3,175       235,942
Bard (C R) Inc                         1,108        36,287           997        32,652         1,896        62,094
Barrick Gold Corp                      6,757        87,841         6,482        84,266        12,274       159,562
Battle Mountain Gold Co                4,566        13,983         4,060        12,434         7,516        23,018
Bausch & Lomb Inc                      1,050        44,428           975        41,255         1,755        74,258
Bay Networks*                          4,071       122,130         3,864       115,920         7,210       216,300
BB&T Corp                              5,204       146,688         4,662       131,410         9,324       262,820
Bear Stearns Co Inc                    2,109        77,901         1,969        72,730         3,683       136,041
Bellsouth Corp                        18,213     1,248,729        16,690     1,144,308        32,049     2,197,360
Bemis Co                                 975        34,978           892        32,001         1,634        58,620
Bethlehem Steel Corp*                  2,551        18,335         2,252        16,186         4,089        29,390
Black & Decker Corp                    1,757        73,135         1,659        69,056         3,034       126,290
Block (H R) Inc                        1,884        73,712         1,843        72,107         3,490       136,546
Boeing Co                             18,588       575,066        16,957       524,607        32,785     1,014,286
Boise Cascade Corp                     1,147        28,030           996        24,340         1,823        44,550
Briggs & Stratton Corp                   457        16,823           459        16,897           829        30,518
Brown-Forman Corp Class B              1,255        75,300         1,245        74,700         2,195       131,700
Browning-Ferris Industries Inc         3,388       110,110         3,051        99,158         6,169       200,493
Brunswick Corp                         1,962        29,307         1,660        24,796         3,140        46,904
Burlington Northern Santa Fe           2,929       272,580         2,685       249,873         5,134       477,783
Burlington Resources Inc               3,318        98,088         3,054        90,284         5,682       167,974
Cabletron Systems Inc*                 3,094        21,658         2,697        18,879         4,926        34,482
Canadian National Railway Co              12           541            11           496            24         1,082
Carolina Power & Light Co              2,824       121,609         2,584       111,274         4,954       213,332
Case Corp                              1,393        37,611         1,311        35,397         2,408        65,016
Caterpillar Inc                        6,710       283,078         6,208       261,900        12,259       517,177
CBS Corp                              13,174       342,524        12,122       315,172        23,406       608,556
Cendant Corp*                         15,652       180,976        13,082       151,261        27,788       321,299

LifePath Funds         LifePath Master Portfolios - August 31, 1998 (Unaudited)
-------------------------------------------------------------------------------

                                            LifePath 2000           LifePath 2010
                                     --------------------    --------------------
                                       Shares       Value      Shares       Value
---------------------------------------------------------------------------------
COMMON STOCKS (continued)
Centex Corp                               114    $  4,033         498    $ 17,617
Central & South West Corp                 340       8,883       1,698      44,360
Champion International Corp               142       4,686         801      26,433
Chevron Corp                              920      68,138       5,255     389,198
Chrysler Corp                             919      41,010       5,150     229,819
Chubb Corp                                215      13,438       1,324      82,750
CIGNA Corp                                237      13,790       1,753     102,003
Cincinnati Financial Corp                 190       6,389       1,338      44,990
Cincinnati Milacron Inc                    61       1,182         362       7,014
Cinergy Corp                              227       7,888       1,227      42,638
Circuit City Stores Inc                   147       4,539         784      24,206
Citicorp                                  597      64,551       3,616     390,980
Clear Channel Communications Inc*         408      18,360       1,984      89,280
Coastal Corp                              324       8,424       1,708      44,408
Columbia Gas System Inc                    62       3,060         677      33,656
Columbia/HCA Healthcare Corp              940      21,209       5,159     116,400
Comerica Inc                              214      11,182       1,232      64,372
Compaq Computer Corp                    2,267      63,334      13,322     372,183
Conseco Inc                               392      10,829       2,502      69,118
Consolidated Edison Inc                   345      16,323       1,944      91,976
Consolidated Natural Gas Co               142       6,221         751      32,903
Consolidated Stores Corp*                 118       3,717         868      27,342
Cooper Industries Inc                     133       5,661         984      41,882
Cooper Tire & Rubber Co                   125       2,000         649      10,384
Coors (Adolph) Co Class B                  69       2,846         243      10,024
Costco Co Inc*                            315      14,825       1,716      80,759
Countrywide Credit Industries Inc         104       3,894         845      31,635
Crane Co*                                  80       3,220         395      15,899
Crown Cork & Seal Co                      185       6,059         969      31,735
CSX Corp                                  277      10,457       1,813      68,441
Cummins Engine Co Inc                      25       1,017         298      12,125
Cyprus Amax Minerals                      140       1,286         800       7,350
Dana Corp                                 250       9,780       1,352      52,979
Darden Restaurants Inc                    160       2,480       1,129      17,500
Data General Corp*                         64         480         444       3,330
Deere & Co                                339      11,166       1,949      64,195
Delta Air Lines Inc*                      141      14,382         564      57,528
Deluxe Corp                               174       5,046         649      18,821
Dillards Inc Class A                      128       3,696         848      24,486
Disney (Walt) Co                        2,769      75,974      16,516     453,158
Dominion Resources Inc                    278      11,589       1,545      64,407
Donnelley (R R) & Sons Co                 159       5,764       1,100      39,875
Dow Chemical Co                           341      26,598       1,789     139,542
Dow Jones & Co Inc                        104       5,181         788      39,252
Dresser Industries Inc                    214       5,470       1,399      35,762

LifePath Master Portfolios  - August 31, 1998 (Unaudited)         LifePath Funds
--------------------------------------------------------------------------------

                                                LifePath 2020               LifePath 2030               LifePath 2040
                                      -----------------------    ------------------------    ------------------------
                                         Shares         Value        Shares         Value        Shares         Value
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
Centex Corp                               1,090    $   38,559         1,104    $   39,054         1,812    $   64,100
Central & South West Corp                 3,820        99,798         3,677        96,062         6,978       182,300
Champion International Corp               1,832        60,456         1,643        54,219         3,114       102,762
Chevron Corp                             12,033       891,194        10,961       811,799        21,189     1,569,310
Chrysler Corp                            11,930       532,376        10,846       484,003        20,864       931,056
Chubb Corp                                3,068       191,750         2,835       177,188         5,567       347,938
CIGNA Corp                                3,996       232,517         3,616       210,406         6,980       406,149
Cincinnati Financial Corp                 3,135       105,414         2,920        98,185         5,285       177,708
Cincinnati Milacron Inc                     802        15,539           767        14,861         1,215        23,541
Cinergy Corp                              2,986       103,764         2,746        95,424         5,214       181,187
Circuit City Stores Inc                   1,783        55,050         1,773        54,741         3,170        97,874
Citicorp                                  8,330       900,681         7,550       816,344        14,667     1,585,869
Clear Channel Communications Inc*         4,596       206,820         4,138       186,210         8,098       364,410
Coastal Corp                              3,852       100,152         3,620        94,120         6,990       181,740
Columbia Gas System Inc                   1,499        74,575         1,485        73,879         2,736       136,116
Columbia/HCA Healthcare Corp             11,836       267,050        10,867       245,187        21,254       479,543
Comerica Inc                              2,917       152,413         2,630       137,418         5,169       270,080
Compaq Computer Corp                     30,437       850,334        26,894       751,351        54,036     1,509,631
Conseco Inc                               5,661       156,385         5,195       143,512        10,140       280,118
Consolidated Edison Inc                   4,333       205,005         4,067       192,420         7,753       366,814
Consolidated Natural Gas Co               1,725        75,577         1,641        71,896         3,113       136,388
Consolidated Stores Corp*                 1,929        60,764         1,775        55,913         3,487       109,841
Cooper Industries Inc                     2,238        95,255         2,150        91,509         3,937       167,569
Cooper Tire & Rubber Co                   1,631        26,096         1,328        21,248         2,507        40,112
Coors (Adolph) Co Class B                   738        30,443           656        27,060         1,159        47,809
Costco Co Inc*                            3,963       186,509         3,434       161,613         7,096       333,956
Countrywide Credit Industries Inc         2,007        75,137         1,876        70,233         3,464       129,684
Crane Co*                                   815        32,804           861        34,655         1,498        60,295
Crown Cork & Seal Co                      2,329        76,275         2,055        67,301         4,137       135,487
CSX Corp                                  4,043       152,623         3,783       142,808         7,177       270,932
Cummins Engine Co Inc                       746        30,353           624        25,389         1,256        51,104
Cyprus Amax Minerals                      1,856        17,052         1,645        15,113         3,034        27,875
Dana Corp                                 3,065       120,129         2,804       109,868         5,198       203,694
Darden Restaurants Inc                    2,679        41,525         2,566        39,773         4,853        75,222
Data General Corp*                        1,001         7,508           772         5,790         1,522        11,415
Deere & Co                                4,540       149,536         4,182       137,745         8,205       270,252
Delta Air Lines Inc*                      1,343       136,986         1,275       130,050         2,475       252,450
Deluxe Corp                               1,421        41,209         1,377        39,933         2,599        75,371
Dillards Inc Class A                      1,975        57,028         1,978        57,115         3,580       103,373
Disney (Walt) Co                         37,698     1,034,339        34,404       943,960        66,483     1,824,127
Dominion Resources Inc                    3,604       150,242         3,349       139,611         6,311       263,090
Donnelley (R R) & Sons Co                 2,628        95,265         2,433        88,196         4,705       170,556
Dow Chemical Co                           4,111       320,658         3,778       294,684         7,497       584,766
Dow Jones & Co Inc                        1,730        86,176         1,604        79,899         3,115       155,166
Dresser Industries Inc                    3,238        82,771         3,027        77,378         5,774       147,598

LifePath Funds          LifePath Master Portfolios - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                               LifePath 2000               LifePath 2010
                                   -------------------------    ------------------------
                                        Shares         Value        Shares         Value
----------------------------------------------------------------------------------------
COMMON STOCKS (continued)
DSC Communications Corp*                   226    $    5,452           948    $   22,871
DTE Energy Co                              238        10,026         1,130        47,601
Duke Power Co                              451        28,131         2,890       180,264
Eastern Enterprises                         39         1,543           200         7,913
Eastman Chemical Co                        124         6,394           646        33,309
Eastman Kodak Co                           393        30,703         2,572       200,938
Eaton Corp                                  86         5,036           584        34,201
Edison International                       527        14,987         2,933        83,407
EG & G Inc                                  25           586           353         8,273
Electronic Data Systems Corp             1,788        59,898         4,530       151,755
Engelhard Corp                             270         4,961         1,171        21,517
Enron Corp                                 428        18,110         2,623       110,986
Entergy Corp                               340         9,796         1,936        55,781
Exxon Corp                               3,357       219,674        19,708     1,289,642
FDX Corp*                                  232        11,615         1,187        59,424
Federal National Mortgage Assn           1,361        77,322         8,334       473,475
Federated Department Stores Inc*           259        11,283         1,703        74,187
First Chicago NBD Corp                     347        21,991         2,346       148,678
First Data Corp                            563        11,647         3,600        74,475
First Union Corp of New England          1,341        65,039         7,793       377,962
FirstEnergy Corp                           350        10,106         1,810        52,264
Fleet Financial Group Inc*                 366        23,996         2,271       148,892
Fleetwood Enterprises Inc                   32         1,070           328        10,968
Fluor Corp                                 123         4,866           649        25,676
FMC Corp*                                    2           104           238        12,317
Ford Motor Co                            1,681        73,964         9,792       430,848
Fortune Brands Inc                         260         7,166         1,416        39,029
Foster Wheeler Corp                        102         1,256           341         4,199
FPL Group Inc                              241        16,042         1,428        95,051
Fred Myer Inc*                             200         7,863         1,200        47,175
General Dynamics Corp                      126         5,993         1,004        47,753
General Motors Corp Class A                911        52,610         5,427       313,409
General Re Corp                            101        20,958           651       135,083
General Signal Corp                         35         1,286           341        12,532
Genuine Parts Co                           259         8,110         1,444        45,215
Georgia-Pacific Corp                       137         5,874           693        29,712
Golden West Financial                       64         4,872           500        38,063
Goodrich (B F) Co                           92         2,490           626        16,941
Goodyear Tire & Rubber Co                  247        12,103         1,245        61,005
GPU Inc                                    242         9,090         1,073        40,305
Grainger (W W) Inc                          82         3,213           794        31,115
Great Atlantic & Pacific Tea Co             69         1,643           293         6,977
Great Lakes Chemical Corp                   77         3,013           438        17,137
Harcourt General Inc                        89         4,322           582        28,263
Harnischfeger Industries Inc               110         1,767           405         6,505

LifePath Master Portfolios  - August 31, 1998 (Unaudited)         LifePath Funds
--------------------------------------------------------------------------------

                                               LifePath 2020               LifePath 2030               LifePath 2040
                                        Shares         Value        Shares         Value        Shares         Value
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
DSC Communications Corp*                 2,139    $   51,603         2,076    $   50,084         3,737    $   90,155
DTE Energy Co                            2,643       111,336         2,547       107,292         4,721       198,872
Duke Power Co                            6,626       413,297         6,049       377,306        11,801       736,087
Eastern Enterprises                        426        16,854           382        15,113           686        27,140
Eastman Chemical Co                      1,415        72,961         1,375        70,898         2,585       133,289
Eastman Kodak Co                         5,916       462,188         5,391       421,172        10,631       830,547
Eaton Corp                               1,274        74,609         1,294        75,780         2,419       141,663
Edison International                     6,587       187,318         6,115       173,895        12,382       352,113
EG & G Inc                                 972        22,781           723        16,945         1,467        34,383
Electronic Data Systems Corp             9,091       304,549         8,876       297,346        19,000       636,500
Engelhard Corp                           2,601        47,793         2,522        46,342         4,626        85,003
Enron Corp                               6,085       257,472         5,496       232,550        10,835       458,456
Entergy Corp                             4,475       128,936         4,234       121,992         8,009       230,759
Exxon Corp                              45,066     2,949,006        41,126     2,691,183        79,342     5,191,942
FDX Corp*                                2,658       133,066         2,489       124,606         4,758       238,197
Federal National Mortgage Assn          19,126     1,086,596        17,193       976,777        33,621     1,910,093
Federated Department Stores Inc*         3,866       168,413         3,622       157,783         6,911       301,060
First Chicago NBD Corp                   5,244       332,339         4,853       307,559         9,277       587,930
First Data Corp                          8,248       170,631         7,509       155,342        14,049       290,639
First Union Corp of New England         17,858       866,113        16,323       791,664        31,422     1,523,967
FirstEnergy Corp                         4,250       122,719         4,015       115,933         7,420       214,253
Fleet Financial Group Inc*               5,278       346,039         4,755       311,750         8,944       586,391
Fleetwood Enterprises Inc                  713        23,841           670        22,403         1,165        38,955
Fluor Corp                               1,539        60,887         1,486        58,790         2,728       107,927
FMC Corp*                                  628        32,499           681        35,242         1,198        61,997
Ford Motor Co                           22,367       984,148        20,343       895,092        39,375     1,732,500
Fortune Brands Inc                       3,194        88,035         2,994        82,522         5,592       154,130
Foster Wheeler Corp                        732         9,013           683         8,409         1,254        15,440
FPL Group Inc                            3,344       222,585         3,130       208,341         5,989       398,643
Fred Myer Inc*                           2,800       110,075         2,100        82,556         4,500       176,906
General Dynamics Corp                    2,302       109,489         2,224       105,779         4,092       194,626
General Motors Corp Class A             12,337       712,462        11,229       648,475        21,815     1,259,816
General Re Corp                          1,413       293,198         1,329       275,768         2,474       513,355
General Signal Corp                        861        31,642           799        29,363         1,598        58,727
Genuine Parts Co                         3,274       102,517         3,148        98,572         5,851       183,209
Georgia-Pacific Corp                     1,689        72,416         1,636        70,144         2,997       128,496
Golden West Financial                    1,002        76,277           997        75,897         1,901       144,714
Goodrich (B F) Co                        1,413        38,239         1,211        32,773         2,353        63,678
Goodyear Tire & Rubber Co                2,908       142,492         2,687       131,663         5,071       248,479
GPU Inc                                  2,342        87,971         2,181        81,924         4,067       152,767
Grainger (W W) Inc                       1,812        71,008         1,770        69,362         3,286       128,770
Great Atlantic & Pacific Tea Co            732        17,431           612        14,573         1,177        28,027
Great Lakes Chemical Corp                1,100        43,038         1,045        40,886         1,912        74,807
Harcourt General Inc                     1,319        64,054         1,211        58,809         2,253       109,411
Harnischfeger Industries Inc               998        16,030           854        13,717         1,480        23,773

LifePath Funds          LifePath Master Portfolios - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                             LifePath 2000         LifePath 2010
                                        ------------------   -------------------
                                         Shares      Value     Shares      Value
--------------------------------------------------------------------------------
   COMMON STOCKS (continued)
   Harrah's Entertainment Inc*              108   $  1,559        797   $ 11,507
   Harris Corp Inc                          104      3,315        692     22,058
   Hartford Financial Services Group        272     12,172      1,862     83,325
   Hasbro Inc                               198      6,200      1,105     34,600
   Healthsouth Corp*                        610     11,552      3,390     64,198
   Helmerich & Payne Inc                     90      1,463        420      6,825
   Hercules Inc                              92      2,352        778     19,888
   Hewlett-Packard Co                     1,374     66,725      8,303    403,214
   Homestake Mining Co                      222      1,970      1,787     15,860
   Honeywell Inc                            184     11,500      1,039     64,938
   Household International Inc              569     21,017      3,966    146,494
   Houston Industries Inc                   434     12,505      2,418     69,669
   Humana Inc*                              257      3,341      1,270     16,510
   Huntington Bancshares Inc                279      6,347      1,689     38,425
   Ikon Office Solutions Inc                194      1,079      1,028      5,718
   Inco Ltd                                 236      1,977      1,269     10,628
   Ingersoll-Rand Co                        272     10,812      1,350     53,663
   International Paper Co                   422     15,614      2,516     93,092
   ITT Industries Inc                       236      7,110        981     29,553
   JC Penney Co Inc                         356     17,644      2,063    102,247
   Jefferson-Pilot Corp                     160      9,080        858     48,692
   Johnson Controls Inc                      96      4,110        700     29,969
   K Mart Corp*                             804     10,251      3,867     49,304
   Kaufman & Broad Home Corp                 59      1,261        308      6,584
   Kerr-McGee Corp                           43      1,661        348     13,442
   KeyCorp                                  664     16,932      3,588     91,494
   KingWorld Productions*                   104      2,184        580     12,180
   KLA Instruments Corp*                    104      2,210        736     15,640
   Knight-Ridder Inc                        144      6,858        597     28,432
   Laidlaw Inc                              495      4,269      2,679     23,106
   Lehman Brothers Holdings                 200      7,875      1,000     39,375
   Limited Inc                              277      5,782      1,809     37,763
   Lincoln National Corp                    144     12,384        836     71,896
   Liz Claiborne Inc                         91      2,594        485     13,823
   Lockheed Martin Corp                     260     22,734      1,599    139,813
   Loews Corp                               155     13,078        883     74,503
   Longs Drug Stores Corp                    76      2,594        349     11,910
   Louisiana-Pacific Corp                   123      2,322        942     17,780
   Lowe's Co Inc                            514     18,022      2,780     97,474
   LSI Logic Corp*                          128      1,568      1,164     14,259
   Mallinckrodt Group Inc                    87      1,990        584     13,359
   Manor Care Inc                            61      1,464        501     12,024
   Marsh & McLennan Co Inc                  300     14,550      2,077    100,713
   Masco Corp                               512     11,776      2,768     63,664
   May Department Stores Co                 294     16,538      1,818    102,263


LifePath Master Portfolios  - August 31, 1998 (Unaudited)                                                     LifePath Funds
----------------------------------------------------------------------------------------------------------------------------

                                                       LifePath 2020               LifePath 2030               LifePath 2040
                                              ----------------------      ----------------------      ----------------------
                                               Shares          Value       Shares          Value       Shares          Value
----------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (continued)
   Harrah's Entertainment Inc*                  1,832     $    6,450        1,702    $     4,573        3,218    $     6,460
   Harris Corp Inc                              1,470         46,856        1,433         45,677        2,527         80,548
   Hartford Financial Services Group            4,330        193,768        3,986        178,374        7,700        344,575
   Hasbro Inc                                   2,523         79,001        2,312         72,395        4,261        133,423
   Healthsouth Corp*                            7,777        147,277        6,319        119,666       13,105        248,176
   Helmerich & Payne Inc                          920         14,950          840         13,650        1,620         26,325
   Hercules Inc                                 1,716         43,865        1,661         42,459        3,223         82,388
   Hewlett-Packard Co                          19,120        928,515       16,901        820,755       33,799      1,641,364
   Homestake Mining Co                          4,161         36,929        3,596         31,915        6,826         60,581
   Honeywell Inc                                2,289        143,063        2,152        134,500        4,172        260,750
   Household International Inc                  9,033        333,656        8,207        303,146       15,956        589,375
   Houston Industries Inc                       5,464        157,432        4,880        140,605        9,322        268,590
   Humana Inc*                                  2,972         38,636        2,822         36,686        5,215         67,795
   Huntington Bancshares Inc                    3,888         88,452        3,710         84,403        6,868        156,247
   Ikon Office Solutions Inc                    2,671         14,857        2,325         12,933        4,316         24,008
   Inco Ltd                                     3,005         25,167        2,850         23,869        5,233         43,826
   Ingersoll-Rand Co                            3,007        119,528        2,862        113,765        5,417        215,326
   International Paper Co                       5,688        210,456        5,233        193,621        9,964        368,668
   ITT Industries Inc                           2,216         66,757        2,044         61,576        3,942        118,753
   JC Penney Co Inc                             4,661        231,011        4,257        210,988        8,225        407,652
   Jefferson-Pilot Corp                         1,925        109,244        1,902        107,939        3,469        196,866
   Johnson Controls Inc                         1,581         67,687        1,435         61,436        2,750        117,734
   K Mart Corp*                                 9,017        114,967        8,437        107,572       15,826        201,782
   Kaufman & Broad Home Corp                      734         15,689          647         13,830        1,189         25,415
   Kerr-McGee Corp                                862         33,295          784         30,282        1,574         60,796
   KeyCorp                                      8,074        205,887        7,412        189,006       14,474        369,087
   KingWorld Productions*                       1,398         29,358        1,268         26,628        2,324         48,804
   KLA Instruments Corp*                        1,684         35,785        1,460         31,025        2,628         55,845
   Knight-Ridder Inc                            1,424         67,818        1,381         65,770        2,603        123,968
   Laidlaw Inc                                  5,933         51,172        5,652         48,749       10,412         89,804
   Lehman Brothers Holdings                     2,200         86,625        1,800         70,875        3,300        129,938
   Limited Inc                                  4,117         85,942        3,867         80,724        7,326        152,930
   Lincoln National Corp                        1,879        161,594        1,670        143,620        3,351        288,186
   Liz Claiborne Inc                            1,299         37,022        1,214         34,599        2,128         60,648
   Lockheed Martin Corp                         3,590        313,901        3,268        285,746        6,397        559,338
   Loews Corp                                   2,082        175,669        2,012        169,763        3,813        321,722
   Longs Drug Stores Corp                         794         27,095          671         22,898        1,256         42,861
   Louisiana-Pacific Corp                       2,021         38,146        1,874         35,372        3,516         66,365
   Lowe's Co Inc                                6,398        224,330        5,884        206,308       11,418        400,344
   LSI Logic Corp*                              2,742         33,590        2,441         29,902        4,460         54,635
   Mallinckrodt Group Inc                       1,443         33,009        1,305         29,852        2,292         52,430
   Manor Care Inc                               1,199         28,776        1,112         26,688        2,037         48,888
   Marsh & McLennan Co Inc                      4,765        231,103        4,183        202,876        8,375        406,188
   Masco Corp                                   6,228        143,244        5,834        134,182       10,842        249,366
   May Department Stores Co                     4,285        241,031        3,834        215,663        7,597        427,331

LifePath Funds          LifePath Master Portfolios - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                               LifePath 2000       LifePath 2010
                                           -----------------   -----------------
                                            Shares     Value    Shares     Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
MBIA Inc                                       104  $  5,837       764  $ 42,880
McDermott International Inc                    146     2,929       456     9,149
McDonald's Corp                                969    54,325     5,490   307,783
McGraw-Hill Inc                                176    13,420       840    64,050
MCI Communications Corp                        994    49,700     5,797   289,850
Mead Corp                                      112     3,066       875    23,953
Mellon Bank Corp                               337    17,524     2,073   107,796
Mercantile Bancorp                             154     6,766     1,205    52,945
Merrill Lynch & Co                             430    28,380     2,774   183,084
MGIC Investment Corp                           105     4,358       884    36,686
Micron Technology Inc*                         335     7,621     1,712    38,948
Mirage Resorts Inc*                            297     4,418     1,376    20,468
Mobil Corp                                   1,029    71,130     6,320   436,870
Moore Corp Ltd                                 104       995       783     7,487
Morgan Stanley Dean Witter Discover & Co       784    45,521     4,816   279,629
Morgan (J P) & Co Inc                          246    22,878     1,484   138,012
Morton International Inc                       238     5,296     1,072    23,852
Motorola Inc                                   826    35,570     4,801   206,743
NACCO Industries Inc Class A                    18     1,715        48     4,572
Nalco Chemical Co                               74     2,141       539    15,597
National Semiconductor*                        266     2,427     1,312    11,972
National Service Industries Inc                 39     1,453       342    12,740
NationsBank Corp                             1,262    71,934     7,697   438,729
Navistar International Corp*                   134     2,814       581    12,201
New York Times Co Class A                      232     6,728     1,498    43,442
Newmont Mining Corp                            164     2,245     1,236    16,918
NEXTEL Communications Class A*                 368     6,647     2,180    39,376
Niagara Mohawk Power Corp*                     131     2,031     1,497    23,204
NICOR Inc                                       44     1,708       350    13,584
Nike Inc Class B                               383    13,285     2,311    80,163
Nordstrom Inc                                  244     7,305     1,190    35,626
Norfolk Southern Corp                          592    16,687     3,000    84,563
Northern States Power Co                       140     3,710     1,180    31,270
Northern Trust Corp                            134     7,471       920    51,290
Northrop Grumman Corp                          139     8,809       554    35,110
Norwest Corp                                 1,047    31,148     6,118   182,011
Novell Inc*                                    535     5,083     2,846    27,037
Nucor Corp                                     131     4,708       734    26,378
Occidental Petroleum Corp                      600    11,100     2,960    54,760
ONEOK Inc                                       49     1,473       240     7,215
Owens Illinois Inc*                            206     6,425     1,258    39,234
P P & L Resources Inc                          257     6,056     1,370    32,281
PACCAR Inc                                     103     4,223       587    24,067
PacifiCorp                                     507    11,439     2,393    53,992
Pall Corp                                      183     3,752       987    20,234


LifePath Master Portfolios  - August 31, 1998 (Unaudited)                                                       LifePath Funds
------------------------------------------------------------------------------------------------------------------------------

                                                         LifePath 2020               LifePath 2030               LifePath 2040
                                                ----------------------      ----------------------      ----------------------
                                                 Shares          Value       Shares          Value       Shares          Value
------------------------------------------------------------------------------------------------------------------------------
MBIA Inc                                          1,767    $    99,173        1,710   $     95,974        3,205   $    179,881
McDermott International Inc                       1,093         21,928        1,047         21,005        1,893         37,978
McDonald's Corp                                  12,681        710,929       11,587        649,596       22,244      1,247,054
McGraw-Hill Inc                                   1,865        142,206        1,737        132,446        3,190        243,238
MCI Communications Corp                          13,302        665,100       12,159        607,950       22,899      1,144,950
Mead Corp                                         1,911         52,314        1,840         50,370        3,312         90,666
Mellon Bank Corp                                  4,756        247,312        4,432        230,464        8,361        434,772
Mercantile Bancorp                                2,803        123,157        2,196         96,487        4,910        215,733
Merrill Lynch & Co                                6,338        418,308        5,794        382,404       10,912        720,192
MGIC Investment Corp                              2,091         86,777        1,813         75,240        3,694        153,301
Micron Technology Inc*                            3,911         88,975        3,635         82,696        6,977        158,727
Mirage Resorts Inc*                               3,280         48,790        3,129         46,544        5,674         84,401
Mobil Corp                                       14,426        997,197       13,173        910,584       25,365      1,753,356
Moore Corp Ltd                                    1,808         17,289        1,536         14,688        2,924         27,961
Morgan Stanley Dean Witter Discover & Co         11,091        643,971        9,628        559,026       19,652      1,141,044
Morgan (J P) & Co Inc                             3,272        304,296        3,030        281,790        5,797        539,121
Morton International Inc                          2,376         52,866        2,344         52,154        4,114         91,537
Motorola Inc                                     11,057        476,142       10,008        430,970       19,599        843,982
NACCO Industries Inc Class A                        152         14,478          149         14,192          269         25,622
Nalco Chemical Co                                 1,188         34,378        1,152         33,336        2,099         60,740
National Semiconductor*                           3,284         29,967        2,844         25,952        5,246         47,870
National Service Industries Inc                     771         28,720          774         28,832        1,319         49,133
NationsBank Corp                                 17,648      1,005,936       16,066        915,762       30,902      1,761,414
Navistar International Corp*                      1,312         27,552        1,259         26,439        2,384         50,064
New York Times Co Class A                         3,452        100,108        3,254         94,366        6,266        181,714
Newmont Mining Corp                               2,805         38,393        2,693         36,860        4,961         67,904
NEXTEL Communications Class A*                    4,988         90,096        4,701         84,912        9,525        172,045
Niagara Mohawk Power Corp*                        3,427         53,119        2,486         38,533        4,609         71,440
NICOR Inc                                           909         35,281          801         31,089        1,509         58,568
Nike Inc Class B                                  5,319        184,503        4,886        169,483        9,502        329,601
Nordstrom Inc                                     2,806         84,005        2,726         81,610        4,952        148,251
Norfolk Southern Corp                             6,946        195,790        6,543        184,431       12,357        348,313
Northern States Power Co                          2,694         71,391        2,586         68,529        4,748        125,822
Northern Trust Corp                               2,056        114,622        1,876        104,587        3,730        207,948
Northrop Grumman Corp                             1,268         80,360        1,184         75,036        2,173        137,714
Norwest Corp                                     13,885        413,079       12,708        378,063       24,786        737,384
Novell Inc*                                       6,445         61,228        6,017         57,162       11,183        106,239
Nucor Corp                                        1,581         56,817        1,560         56,063        2,837        101,955
Occidental Petroleum Corp                         6,727        124,450        5,879        108,762       11,085        205,073
ONEOK Inc                                           603         18,128          507         15,242          920         27,658
Owens Illinois Inc*                               2,841         88,604        2,301         71,762        5,015        156,405
P P & L Resources Inc                             3,082         72,620        2,923         68,873        5,427        127,874
PACCAR Inc                                        1,463         59,983        1,328         54,448        2,518        103,238
PacifiCorp                                        5,405        121,950        5,116        115,430        9,774        220,526
Pall Corp                                         2,250         46,125        2,123         43,522        3,943         80,832

LifePath Funds          LifePath Master Portfolios - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                             LifePath 2000         LifePath 2010
                                        ------------------    ------------------
                                         Shares      Value     Shares      Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Parker-Hannifin Corp                        158   $  4,582        887   $ 25,723
Peco Energy Co                              322     11,029      1,788     61,239
Pennzoil                                     32      1,144        338     12,084
Peoples Energy Corp                          63      2,087        260      8,613
PG & E Corp                                 556     17,862      3,120    100,230
Pharmacia & Upjohn Inc                      737     30,632      4,070    169,159
Phelps Dodge Corp                            76      3,401        440     19,690
Phillips Petroleum Co                       319     13,019      2,079     84,849
Placer Dome Inc                             353      2,846      1,924     15,512
PNC Bank Corp                               419     18,017      2,425    104,275
Polaroid Corp                                34        956        337      9,478
Potlatch Corp                               102      3,353        245      8,054
PPG Industries Inc                          205     10,417      1,464     74,390
Praxair Inc                                 218      7,821      1,291     46,315
Progressive Corp                             85      8,282        550     53,591
Provident Co Inc                            294     10,584        932     33,552
Public Service Ent Group Inc                388     14,211      1,835     67,207
Pulte Corp                                  100      2,888        374     10,799
Raychem Corp                                 54      1,566        709     20,561
Raytheon Co Class B                         384     17,520      2,773    126,518
Reebok International Ltd*                    97      1,570        429      6,944
Regions Financial Corp                      940     32,548      2,527     87,497
Republic New York Corp                      104      4,290        882     36,383
Reynolds Metals Co                           59      2,828        606     29,050
Rite Aid Corp                               218      7,889      2,078     75,198
Rockwell International Corp                 320     11,600      1,579     57,239
Rohm & Haas Co*                              71      6,128        535     46,177
Rowan Cos Inc*                              126      1,166        704      6,512
Rubbermaid Inc                              162      4,121      1,229     31,263
Russell Corp                                 75      2,372        298      9,424
Ryder System                                139      3,275        587     13,831
Safeco Corp                                 176      7,150      1,108     45,013
Safety-Kleen Corp*                          349      1,025      1,727      5,073
Scientific Atlanta Inc                       85      1,503        684     12,098
Seagate Technology Inc*                     397      6,948      1,979     34,633
Seagrams Co Ltd                             444     13,709      2,775     85,678
Sears Roebuck & Co                          508     23,082      3,105    141,083
Sempra Energy                               229      5,814      1,959     49,824
Service Corp International                  409     13,855      2,018     68,360
Sherwin Williams Co                         261      6,231      1,419     33,879
Sigma Aldrich Corp                          128      3,552        798     22,145
Silicon Graphics*                           284      2,574      1,549     14,038
Snap-On Inc                                 138      3,623        477     12,521
Sonat Inc                                   132      3,572        936     25,331
Southern Co                               1,015     28,547      5,570    156,656


LifePath Master Portfolios  - August 31, 1998 (Unaudited)                                         LifePath Funds
----------------------------------------------------------------------------------------------------------------

                                           LifePath 2020               LifePath 2030               LifePath 2040
                                   ---------------------      ----------------------      ----------------------
                                    Shares         Value       Shares          Value       Shares          Value
-----------------------------------------------------------------------------------------------------------------
Parker-Hannifin Corp                2,008       $ 58,232        1,938       $ 56,202        3,509      $ 101,761
Peco Energy Co                      4,107        140,665        3,830        131,178        7,287        249,580
Pennzoil                              932         33,319          887         31,710        1,484         53,053
Peoples Energy Corp                   674         22,326          582         19,279        1,141         37,796
PG & E Corp                         6,984        224,361        6,526        209,648       12,372        397,451
Pharmacia & Upjohn Inc              9,384        390,023        8,554        355,526       16,658        692,348
Phelps Dodge Corp                   1,095         49,001        1,038         46,451        1,912         85,562
Phillips Petroleum Co               4,846        197,777        4,375        178,555        8,604        351,151
Placer Dome Inc                     4,869         39,256        4,318         34,814        7,878         63,516
PNC Bank Corp                       5,522        237,446        5,091        218,913        9,970        428,710
Polaroid Corp                         906         25,481          747         21,009        1,402         39,431
Potlatch Corp                         540         17,753          532         17,490          865         28,437
PPG Industries Inc                  3,243        164,785        2,991        151,980        5,821        295,780
Praxair Inc                         2,940        105,473        2,692         96,576        5,200        186,550
Progressive Corp                    1,369        133,392        1,248        121,602        2,361        230,050
Provident Co Inc                    1,812         65,232        1,702         61,272        3,666        131,976
Public Service Ent Group Inc        4,244        155,437        4,016        147,086        7,664        280,694
Pulte Corp                            786         22,696          742         21,425        1,266         36,556
Raychem Corp                        1,623         47,067        1,366         39,614        3,262         94,598
Raytheon Co Class B                 6,200        282,875        5,723        261,112       11,151        508,764
Reebok International Ltd*           1,041         16,851          923         14,941        2,094         33,897
Regions Financial Corp              4,931        170,719        4,991        172,796       10,588        366,610
Republic New York Corp              1,980         81,675        1,904         78,540        3,598        148,418
Reynolds Metals Co                  1,304         62,511        1,306         62,606        2,354        112,845
Rite Aid Corp                       4,732        171,239        4,304        155,751        8,506        307,811
Rockwell International Corp         3,564        129,195        3,348        121,365        6,551        237,474
Rohm & Haas Co*                     1,160        100,123        1,033         89,161        1,972        170,208
Rowan Cos Inc*                      1,764         16,317        1,472         13,616        3,279         30,331
Rubbermaid Inc                      2,751         69,979        2,610         66,392        4,926        125,305
Russell Corp                          752         23,782          721         22,802        1,106         34,977
Ryder System                        1,367         32,210        1,303         30,702        2,460         57,964
Safeco Corp                         2,607        105,909        2,498        101,481        4,523        183,747
Safety-Kleen Corp*                  3,949         11,600        3,467         10,184        5,948         17,472
Scientific Atlanta Inc              1,559         27,575        1,365         24,143        2,554         45,174
Seagate Technology Inc*             4,413         77,228        4,238         74,165        7,966        139,405
Seagrams Co Ltd                     6,386        197,168        5,840        180,310       11,229        346,695
Sears Roebuck & Co                  7,187        326,559        6,526        296,525       12,875        585,008
Sempra Energy                       4,349        110,626        2,159         54,931        4,015        102,135
Service Corp International          4,712        159,619        4,446        150,608        8,309        281,467
Sherwin Williams Co                 3,262         77,880        3,018         72,055        5,670        135,371
Sigma Aldrich Corp                  1,849         51,310        1,719         47,702        3,169         87,940
Silicon Graphics*                   3,639         32,978        3,278         29,707        5,761         52,209
Snap-On Inc                         1,061         27,851        1,087         28,534        1,908         50,085
Sonat Inc                           1,960         53,043        1,874         50,715        3,526         95,422
Southern Co                        12,855        361,547       11,751        330,497       22,665        637,453

LifePath Funds          LifePath Master Portfolios - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                             LifePath 2000         LifePath 2010
                                        ------------------    ------------------
                                         Shares      Value     Shares      Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Springs Industries Inc                       33   $  1,091        195   $  6,447
Sprint Corp                                 595     39,902      3,423    229,555
St Jude Medical Inc*                        152      3,354        696     15,356
St Paul Cos                                 354     10,819      1,875     57,305
Summit BanCorp                              204      6,962      1,455     49,652
Sun Co Inc                                  115      3,802        758     25,061
Sun Microsystems Inc*                       522     20,684      3,050    120,856
Sunamerica Inc                              309     19,139      1,533     94,950
Suntrust Banks Inc                          239     13,384      1,672     93,632
Supervalu Inc                               156      3,169        986     20,028
Tandy Corp                                  126      6,875        795     43,377
Tektronix Inc                                 3         46        376      5,711
Temple Inland Inc                            49      2,196        485     21,734
Tenet Healthcare Corp*                      424     10,945      2,482     64,067
Tenneco Inc                                 278      8,809      1,340     42,461
Texaco Inc                                  742     41,227      4,386    243,697
Texas Instruments                           560     26,705      3,097    147,688
Texas Utilities Co                          351     14,918      2,264     96,220
Textron Inc                                 267     16,754      1,269     79,630
The Pep Boys                                 59        867        499      7,329
Thermo Electron Corp*                       239      3,884      1,236     20,085
Thomas & Betts Corp                          68      2,316        454     15,464
Time Warner Inc                             787     63,255      4,798    385,639
Timken Co                                   102      1,855        500      9,094
Torchmark Corp                              162      5,792      1,097     39,218
Toys "R" Us Inc Holding Co*                 471      8,743      2,221     41,227
Transamerica Corp                            76      7,795        542     55,589
Travelers Property Casualty               1,573     69,802      9,265    411,135
Tribune Co                                  141      9,086        967     62,311
TRW Inc                                     131      5,617        960     41,160
Unicom Corp                                 308     10,973      1,744     62,130
Union Camp Corp                              75      2,780        544     20,162
Union Carbide Corp                          145      5,827      1,071     43,041
Union Pacific Corp                          368     14,651      2,039     81,178
Union Pacific Resources Group               332      2,843      2,058     17,622
United Healthcare Corp                      297     10,729      1,539     55,596
United States Surgical Corp                 152      6,071        599     23,923
Unocal Corp                                 384     12,024      1,991     62,343
Unum Corp                                   172      7,568      1,156     50,864
US West Inc                                 689     35,828      4,078    212,071
USX-Marathon Group                          415     10,790      2,320     60,320
USX-US Steel Group Inc                      136      2,848        690     14,447
Venator Group Inc*                          187      1,695      1,047      9,488
VF Corp                                     130      4,924      1,011     38,292
Viacom Inc*                                 487     24,167      2,910    144,409



LifePath Master Portfolios  - August 31, 1998 (Unaudited)                                             LifePath Funds
--------------------------------------------------------------------------------------------------------------------

                                               LifePath 2020               LifePath 2030               LifePath 2040
                                       ---------------------      ----------------------      ----------------------
                                        Shares         Value       Shares          Value       Shares          Value
--------------------------------------------------------------------------------------------------------------------
Springs Industries Inc                    403       $ 13,324          319       $ 10,547          650     $   21,491
Sprint Corp                             7,930        531,806        7,239        485,465       14,081        944,307
St Jude Medical Inc*                    1,635         36,072        1,534         33,844        2,835         62,547
St Paul Cos                             4,298        131,358        4,060        124,084        7,618        232,825
Summit BanCorp                          3,257        111,145        3,071        104,798        5,817        198,505
Sun Co Inc                              1,813         59,942        1,626         53,760        3,087        102,064
Sun Microsystems Inc*                   6,929        274,562        6,142        243,377       12,427        492,420
Sunamerica Inc                          3,597        222,789        3,390        209,968        6,399        396,338
Suntrust Banks Inc                      3,854        215,824        3,576        200,256        6,943        388,808
Supervalu Inc                           2,188         44,444        2,088         42,413        3,836         77,919
Tandy Corp                              1,822         99,413        1,817         99,140        3,358        183,221
Tektronix Inc                             924         14,033          808         12,272        1,874         28,461
Temple Inland Inc                       1,041         46,650          959         42,975        1,835         82,231
Tenet Healthcare Corp*                  5,683        146,692        5,354        138,200        9,920        256,060
Tenneco Inc                             3,053         96,742        2,947         93,383        5,642        178,781
Texaco Inc                              9,972        554,069        9,133        507,452       17,503        972,510
Texas Instruments                       7,181        342,444        6,345        302,577       12,757        608,349
Texas Utilities Co                      5,158        219,215        4,336        184,280        7,986        339,405
Textron Inc                             2,986        187,372        2,744        172,186        5,368        336,842
The Pep Boys                            1,272         18,683        1,009         14,820        2,060         30,256
Thermo Electron Corp*                   2,866         46,573        2,746         44,623        5,171         84,029
Thomas & Betts Corp                     1,010         34,403          973         33,143        1,754         59,746
Time Warner Inc                        10,919        877,615        9,887        794,668       18,946      1,522,785
Timken Co                               1,240         22,553        1,078         19,606        1,984         36,084
Torchmark Corp                          2,606         93,165        2,418         86,444        4,644        166,023
Toys  "R"  Us Inc Holding Co*           5,070         94,112        4,917         91,272        9,313        172,873
Transamerica Corp                       1,199        122,972        1,044        107,075        2,087        214,048
Travelers Property Casualty            21,213        941,327       19,304        856,621       37,241      1,652,570
Tribune Co                              2,199        141,698        1,995        128,553        3,999        257,686
TRW Inc                                 2,260         96,898        2,140         91,753        4,003        171,629
Unicom Corp                             3,987        142,037        3,784        134,805        7,157        254,968
Union Camp Corp                         1,274         47,218        1,251         46,365        2,201         81,575
Union Carbide Corp                      2,504        100,630        2,179         87,569        3,954        158,901
Union Pacific Corp                      4,505        179,355        4,158        165,540        8,035        319,893
Union Pacific Resources Group           4,633         39,670        4,322         37,007        8,093         69,296
United Healthcare Corp                  3,529        127,485        3,247        117,298        6,162        222,602
United States Surgical Corp             1,465         58,508        1,276         50,960        2,442         97,527
Unocal Corp                             4,385        137,305        4,066        127,317        8,144        255,009
Unum Corp                               2,574        113,256        2,391        105,204        4,559        200,596
US West Inc                             9,250        481,000        8,387        436,118       16,360        850,720
USX-Marathon Group                      5,339        138,814        4,866        126,516        9,357        243,282
USX-US Steel Group Inc                  1,564         32,746        1,494         31,281        2,692         56,364
Venator Group Inc*                      2,678         24,269        2,311         20,943        4,309         39,050
VF Corp                                 2,254         85,370        2,131         80,712        3,991        151,159
Viacom Inc *                            6,602        327,624        6,039        299,685       11,580        574,658

LifePath Funds          LifePath Master Portfolios - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                           LifePath 2000           LifePath 2010
                                     -------------------     -------------------
                                      Shares       Value      Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Wachovia Corp                            312    $ 22,874       1,644    $120,526
Washington Mutual Inc                    510      16,320       3,133     100,256
Waste Management Inc*                  1,337      58,885       4,179     184,272
Wells Fargo & Co                         156      43,973         674     189,984
Wendy's International Inc                211       4,233       1,070      21,467
Westvaco Corp                            206       4,326         832      17,472
Weyerhaeuser Co                          269      10,104       1,619      60,814
Whirlpool Corp                            83       4,119         605      30,023
Willamette Industries Inc                219       5,393         920      22,655
Williams Co Inc                          610      14,030       3,428      78,844
Winn Dixie                               166       6,184       1,209      45,035
Worldcom Inc*                          1,444      59,114       8,291     339,413
Worthington Industries                   137       1,781         797      10,361
WR Grace*                                 42         541         636       8,189
                                               ---------               ---------
   TOTAL LARGE CAP VALUE STOCKS
                        - VALUE               $4,780,337             $27,914,797
                         - COST               $4,689,078             $25,116,493
MEDIUM CAP GROWTH STOCKS
Percent of Net Assets                              1.82%                   2.73%
Accustaff Inc*                           500    $  6,250       1,400    $ 17,500
ADC Telecommunications*                  672      14,910       1,860      41,269
Advanced Fibre Communication*            300       2,138         700       4,988
Allied Waste Industries Inc*             500       9,500       1,400      26,600
Altera Corp*                             420      12,233       1,220      35,533
Amazon.com Inc*                          100       8,350         200      16,750
America Online Inc                     1,100      90,131       3,000     245,813
American Power Conversion*               300       8,100       1,180      31,860
Analog Devices Inc*                      801      11,264       2,326      32,709
Apollo Group Inc*                        200       6,075         550      16,706
Arterial Vascular Engineering Co*         --          --         200       7,000
Associated Banc Corp                     250       8,000         925      29,600
At Home Corp*                            100       2,825         300       8,550
Barnes & Noble*                          400      10,825         700      18,944
Bea Systems Inc*                          --          --         100       1,525
Bed Bath & Beyond Inc*                   400       7,225       1,400      25,288
Best Buy Co Inc*                         400      15,750       1,100      43,313
Betzdearborn Inc                          96       5,904         440      27,060
Biogen Inc*                              418      19,333         960      44,400
BMC Software Inc*                      1,024      43,328       3,060     129,476
Borders Group Inc*                       300       5,681       1,000      18,938
Cadence Design Systems Inc*              964      20,365       2,824      59,657
Callaway Golf Co                         296       2,942         980       9,739
Cambridge Technology Partners Inc*       100       3,244         400      13,000
Camco International Inc                  200      10,050         500      25,125


LifePath Master Portfolios  - August 31, 1998 (Unaudited)                                               LifePath Funds
----------------------------------------------------------------------------------------------------------------------

                                                 LifePath 2020               LifePath 2030               LifePath 2040
                                        ----------------------      ----------------------      ----------------------
                                         Shares          Value       Shares          Value       Shares          Value
----------------------------------------------------------------------------------------------------------------------
Wachovia Corp                             3,795  $     278,221        3,438  $     252,048        6,728  $     493,247
Washington Mutual Inc                     7,122        227,904        6,217        198,944       12,604        403,328
Waste Management Inc*                     9,630        424,821        8,683        383,037       18,104        798,735
Wells Fargo & Co                          1,575        443,953        1,424        401,390        2,773        781,639
Wendy's International Inc                 2,334         46,826        2,263         45,401        4,251         85,286
Westvaco Corp                             1,803         37,863        1,807         37,947        3,274         68,754
Weyerhaeuser Co                           3,699        138,944        3,441        129,253        6,592        247,612
Whirlpool Corp                            1,360         67,490        1,298         64,413        2,449        121,532
Willamette Industries Inc                 2,062         50,777        1,958         48,216        3,576         88,059
Williams Co Inc                           7,749        178,227        7,129        163,967       13,847        318,481
Winn Dixie                                2,758        102,736        2,605         97,036        4,866        181,259
Worldcom Inc*                            18,975        776,789       17,380        711,494       33,221      1,359,985
Worthington Industries                    1,935         25,155        1,689         21,957        3,092         40,196
WR Grace*                                 1,336         17,201        1,126         14,497        2,898         37,312
                                                    ----------                  ----------                  ----------
TOTAL LARGE CAP VALUE STOCKS
                     - VALUE                     $  63,846,677               $  58,240,051               $ 112,406,109
                     -  COST                     $  55,726,122               $  50,532,236               $ 109,662,173
MEDIUM CAP GROWTH STOCKS
Percent of Net Assets                                    3.50%                       4.57%                       5.58%
Accustaff Inc*                            2,700  $      33,750        2,400  $      30,000        5,100  $      63,750
ADC Telecommunications*                   3,596         79,786        3,416         75,793        7,220        160,194
Advanced Fibre Communication*             1,300          9,263        1,300          9,263        2,800         19,950
Allied Waste Industries Inc*              2,700         51,300        2,600         49,400        5,500        104,500
Altera Corp*                              2,436         70,949        2,296         66,871        4,880        142,130
Amazon.com Inc*                             300         25,125          300         25,125          600         50,250
America Online Inc                        5,700        467,044        5,400        442,463       11,600        950,475
American Power Conversion*                2,194         59,238        2,109         56,943        4,460        120,420
Analog Devices Inc*                       4,438         62,409        4,161         58,514        8,929        125,564
Apollo Group Inc*                         1,100         33,413        1,050         31,894        2,200         66,825
Arterial Vascular Engineering Co*           300         10,500          200          7,000          600         21,000
Associated Banc Corp                      1,725         55,200        1,650         52,800        3,500        112,000
At Home Corp*                               500         14,250          500         14,250        1,100         31,350
Barnes & Noble*                           1,300         35,181        1,200         32,475        2,600         70,363
Bea Systems Inc*                            200          3,050          200          3,050          400          6,100
Bed Bath & Beyond Inc*                    2,400         43,350        2,400         43,350        5,000         90,313
Best Buy Co Inc*                          2,200         86,625        2,100         82,688        4,400        173,250
Betzdearborn Inc                            827         50,861          707         43,481        1,605         98,708
Biogen Inc*                               1,782         82,418        1,722         79,643        3,690        170,663
BMC Software Inc*                         5,764        243,889        5,504        232,888       11,760        497,595
Borders Group Inc*                        1,800         34,088        1,700         32,194        3,700         70,069
Cadence Design Systems Inc*               5,350        113,019        5,090        107,526       10,930        230,896
Callaway Golf Co                          1,858         18,464        1,756         17,450        3,816         37,922
Cambridge Technology Partners Inc*          700         22,750          600         19,500        1,400         45,500
Camco International Inc                     900         45,225          900         45,225        1,900         95,475


LifePath Funds                     LifePath Master Portfolios - August 31, 1998 (Unaudited)
-------------------------------------------------------------------------------------------

                                                  LifePath 2000               LifePath 2010

                                           Shares         Value        Shares         Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
Carlisle Corp                                 100      $  3,788           400      $ 15,150
Carnival Corp Class A                       1,400        40,425         4,000       115,500
Catellus Development Corp*                    400         5,025         1,000        12,563
CDW Computer Centers Inc*                      --            --           100         3,850
Centocor Inc*                                 346        11,245           940        30,550
Central Newspapers Class A                    100         6,200           300        18,600
Chancellor Media Corp*                        600        21,413         1,700        60,669
Chiron Corp*                                  496         7,130         1,192        17,135
Ciber Inc*                                    200         5,025           400        10,050
CIENA Corp*                                   200         5,625           600        16,875
Cintas Corp                                   420        17,115           900        36,675
Citrix Systems Inc*                           200        11,525           550        31,694
CKE Restaurants Inc                           200         6,200           400        12,400
Coca-Cola Co                                1,036        24,605         3,130        74,338
Coltec Industries*                            200         2,875           700        10,063
Comair Holdings Inc                           300         7,631           800        20,350
CompUSA Inc*                                  400         4,750         1,200        14,250
Compuware Corp*                               800        36,350         2,200        99,963
Comverse Technology Inc*                      200         7,700           600        23,100
Concord EFS Inc*                              450         8,888         1,200        23,700
Cooper Cameron Corp*                          200         4,250           700        14,875
Cornerstone Properties Inc                    500         7,188         1,400        20,125
Corporate Express Inc*                        650         6,256         1,250        12,031
Corrections Corp of America*                  400         6,125         1,100        16,844
Crompton & Knowles Corp                       450         6,581         1,040        15,210
Cytec Industries Inc*                         100         2,288           500        11,438
Danaher Corp                                  400        14,500         1,160        42,050
Dekalb Genetics Corp Class B                  100         8,663           300        25,988
Dial Corp                                     536        10,452         1,480        28,860
Diamond Offshore Drilling Inc                 400         8,350           900        18,788
Diebold Inc                                   366         8,006         1,035        22,641
Dole Food Co                                  246        10,640           710        30,708
Dollar Tree Stores Inc*                       200         5,800           550        15,950
Electronic Arts Inc*                          300        11,438           800        30,500
Ensco International Inc                       700         7,350         1,900        19,950
Estee Lauder Co Class A                       200        11,775           400        23,550
Ethan Allen Interiors Inc                     100         3,250           400        13,000
EVI Weatherford Inc*                          580         8,845         1,175        17,919
Excel Communications Inc*                     400         8,075           900        18,169
Family Dollar Stores Inc                      560         7,105         1,840        23,345
Fastenal Co                                   100         2,919           400        11,675
Federal Mogul Corp                            396        21,137           800        42,700
Felcor Lodging Trust Inc                      200         4,075           800        16,300
First Health Group Corp*                      568        11,467           880        17,765
First Tennessee National Corp                 616        14,669         1,980        47,149


LifePath Master Portfolios  - August 31, 1998 (Unaudited)                                              LifePath Funds
---------------------------------------------------------------------------------------------------------------------

                                                LifePath 2020               LifePath 2030               LifePath 2040
                                        Shares          Value       Shares          Value       Shares          Value
---------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (continued)
   Carlisle Corp                           700       $ 26,513          700       $ 26,513        1,500       $ 56,813
   Carnival Corp Class A                 7,600        219,450        7,200        207,900       15,400        444,675
   Catellus Development Corp*            2,000         25,125        1,900         23,869        4,100         51,506
   CDW Computer Centers Inc*               200          7,700          100          3,850          300         11,550
   Centocor Inc*                         1,881         61,133        1,766         57,395        3,820        124,150
   Central Newspapers Class A              500         31,000          500         31,000        1,100         68,200
   Chancellor Media Corp*                3,200        114,200        3,000        107,063        6,500        231,969
   Chiron Corp*                          2,324         33,408        2,200         31,625        4,652         66,873
   Ciber Inc*                              800         20,100          800         20,100        1,700         42,713
   CIENA Corp*                           1,300         36,563        1,200         33,750        2,700         75,938
   Cintas Corp                           1,740         70,905        1,730         70,498        3,580        145,885
   Citrix Systems Inc*                   1,050         60,506        1,050         60,506        2,200        126,775
   CKE Restaurants Inc                     800         24,800          800         24,800        1,700         52,700
   Coca-Cola Co                          5,964        141,645        5,644        134,045       12,065        286,544
   Coltec Industries*                    1,300         18,688        1,300         18,688        2,700         38,813
   Comair Holdings Inc                   1,500         38,156        1,400         35,613        3,000         76,313
   CompUSA Inc*                          2,400         28,500        2,300         27,313        4,800         57,000
   Compuware Corp*                       4,100        186,294        3,900        177,206        8,400        381,675
   Comverse Technology Inc*              1,200         46,200        1,100         42,350        2,400         92,400
   Concord EFS Inc*                      2,350         46,413        2,150         42,463        4,700         92,825
   Cooper Cameron Corp*                  1,300         27,625        1,200         25,500        2,600         55,250
   Cornerstone Properties Inc            2,700         38,813        2,500         35,938        5,400         77,625
   Corporate Express Inc*                2,250         21,656        2,250         21,656        4,700         45,238
   Corrections Corp of America*          2,100         32,156        2,000         30,625        4,200         64,313
   Crompton & Knowles Corp               1,985         29,031        1,870         27,349        4,030         58,939
   Cytec Industries Inc*                   900         20,588          900         20,588        1,800         41,175
   Danaher Corp                          2,224         80,620        2,144         77,720        4,560        165,300
   Dekalb Genetics Corp Class B            500         43,313          500         43,313        1,000         86,625
   Dial Corp                             2,841         55,400        2,628         51,246        5,708        111,306
   Diamond Offshore Drilling Inc         1,800         37,575        1,700         35,488        3,600         75,150
   Diebold Inc                           1,909         41,759        1,791         39,178        3,855         84,328
   Dole Food Co                          1,308         56,571        1,168         50,516        2,625        113,531
   Dollar Tree Stores Inc*                 950         27,550          950         27,550        2,000         58,000
   Electronic Arts Inc*                  1,500         57,188        1,500         57,188        3,100        118,188
   Ensco International Inc               3,700         38,850        3,500         36,750        7,400         77,700
   Estee Lauder Co Class A                 700         41,213          600         35,325        1,400         82,425
   Ethan Allen Interiors Inc               800         26,000          700         22,750        1,500         48,750
   EVI Weatherford Inc*                  2,204         33,611        2,055         31,339        5,105         77,851
   Excel Communications Inc*             1,700         34,319        1,600         32,300        3,300         66,619
   Family Dollar Stores Inc              3,470         44,026        3,280         41,615        6,984         88,610
   Fastenal Co                             800         23,350          700         20,431        1,500         43,781
   Federal Mogul Corp                    1,453         77,554        1,398         74,618        2,980        159,058
   Felcor Lodging Trust Inc              1,600         32,600          800         16,300        1,700         34,638
   First Health Group Corp*              1,732         34,965        1,692         34,157        3,530         71,262
   First Tennessee National Corp         3,740         89,059        3,500         83,344        7,460        177,641

LifePath Funds          LifePath Master Portfolios - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                               LifePath 2000       LifePath 2010
                                        --------------------  ------------------
                                            Shares     Value    Shares     Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Flowers Industries Inc                         509   $ 9,067     1,220   $21,731
Flowserve Corp                                 200     3,750       600    11,250
Foundation Health Systems*                     491     5,493     1,326    14,835
Galileo International Inc                      200     6,538       500    16,344
Gartner Group Inc Class A*                     200     4,625       700    16,188
General Nutrition Co Inc*                      400     5,325     1,200    15,975
Global Marine Inc*                             700     6,563     2,100    19,688
Global Telesystems Group Inc*                  200     6,275       500    16,000
Gulfstream Aerospace Corp*                     200     7,025       600    21,075
Harley-Davidson Inc                            736    22,678     2,200    67,788
Harte-Hanks Inc                                200     4,388       600    13,163
Health Care & Retirement Corp*                 150     3,825       600    15,300
Health Management Associates Inc Class A*    1,162    20,989     3,162    57,114
Hearst-Argyle Television Inc*                  200     6,400       700    23,056
Heftel Broadcasting Corp*                      100     2,988       300     9,075
Hillenbrand Industries Inc                     300    16,069       700    37,494
HON Industries Inc                             306     6,579       640    13,760
Howmet International Inc*                       --        --       200     2,000
I2 Technologies Inc*                            --        --       200     2,825
ICG Communications Inc*                        200     3,575       600    10,763
ICN Pharmaceuticals Inc                        300     4,613     1,006    15,467
Immunex Corp*                                  100     5,038       300    15,188
International Game Technology                  497     9,629     1,600    31,000
International Home Foods Inc*                   --        --       400     6,700
Interstate Bakeries Corp                       200     5,213       600    15,638
Intuit Inc*                                    200     6,838       700    23,931
Iomega Corp*                                 1,200     4,650     3,300    12,169
IXC Communications Inc*                         --        --       100     2,450
Jabil Circuit Inc*                              --        --       200     4,700
JD Edwards & Co*                               100     4,000       400    16,200
Jefferson Smurfit Corp*                        700     7,875       800     9,000
Jones Apparel Group Inc*                       400     7,750     1,000    19,375
Kansas City Southern Industries                543    17,851     1,610    52,929
Keane Inc*                                     300    12,600     1,000    42,000
Keebler Food Co*                               200     5,163       500    12,906
Knoll Inc*                                      --        --       200     5,188
Lancaster Colony Corp                          207     5,977       490    14,149
Leggett & Platt Inc                            916    18,377     2,600    52,163
Lexmark International Group Class A*           300    18,169       800    48,450
LHS Group Inc*                                 100     4,050       200     8,450
Lincare Holdings Inc*                          200     6,788       400    13,575
Linear Technology Corp                         386    18,142     1,120    52,640
Loral Space & Communications*                  842    13,367     2,582    40,989
Manpower Inc                                   400     8,150     1,100    22,413
Maxim Intergrated Products Inc*                600    16,500     1,800    49,500


LifePath Master Portfolios - August 31, 1998 (Unaudited)                                                        LifePath Funds
------------------------------------------------------------------------------------------------------------------------------

                                                         LifePath 2020               LifePath 2030               LifePath 2040
                                              ------------------------    ------------------------    ------------------------
                                                 Shares          Value       Shares          Value       Shares          Value
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
Flowers Industries Inc                            2,318       $ 41,289        2,236       $ 39,829        4,715       $ 83,986
Flowserve Corp                                    1,100         20,625        1,100         20,625        2,300         43,125
Foundation Health Systems*                        2,654         29,692        2,513         28,114        5,441         60,871
Galileo International Inc                         1,000         32,688          900         29,419        2,000         65,375
Gartner Group Inc Class A*                        1,300         30,063        1,200         27,750        2,500         57,813
General Nutrition Co Inc*                         2,200         29,288        2,100         27,956        4,500         59,906
Global Marine Inc*                                4,015         37,641        3,800         35,625        8,200         76,875
Global Telesystems Group Inc*                       900         28,800          900         28,800        1,900         60,800
Gulfstream Aerospace Corp*                        1,100         38,638        1,100         38,638        2,300         80,788
Harley-Davidson Inc                               4,218        129,967        3,988        122,880        8,580        264,371
Harte-Hanks Inc                                   1,100         24,131        1,000         21,938        2,200         48,263
Health Care & Retirement Corp*                    1,150         29,325        1,000         25,500        2,250         57,375
Health Management Associates Inc Class A*         5,912        106,776        5,650        102,053       12,080        218,186
Hearst-Argyle Television Inc*                     1,300         42,819        1,300         42,819        2,700         88,931
Heftel Broadcasting Corp*                           700         21,175          600         18,150        1,300         39,325
Hillenbrand Industries Inc                        1,300         69,631        1,300         69,631        2,700        144,619
HON Industries Inc                                1,268         27,262        1,208         25,972        2,670         57,405
Howmet International Inc*                           400          4,000          300          3,000          600          6,000
I2 Technologies Inc*                                300          4,238          200          2,825          400          5,650
ICG Communications Inc*                           1,100         19,731        1,100         19,731        2,300         41,256
ICN Pharmaceuticals Inc                           1,962         30,166        1,860         28,598        4,060         62,423
Immunex Corp*                                       500         25,313          500         25,313        1,000         50,625
International Game Technology                     3,072         59,520        2,917         56,517        6,145        119,059
International Home Foods Inc*                       800         13,400          600         10,050        1,600         26,800
Interstate Bakeries Corp                          1,100         28,669        1,100         28,669        2,300         59,944
Intuit Inc*                                       1,300         44,444        1,300         44,444        2,700         92,306
Iomega Corp*                                      6,100         22,494        6,000         22,125       12,900         47,569
IXC Communications Inc*                             300          7,350          200          4,900          400          9,800
Jabil Circuit Inc*                                  400          9,400          300          7,050          600         14,100
JD Edwards & Co*                                    700         28,350          700         28,350        1,400         56,700
Jefferson Smurfit Corp*                           1,600         18,000        1,600         18,000        3,300         37,125
Jones Apparel Group Inc*                          1,900         36,813        1,800         34,875        3,900         75,563
Kansas City Southern Industries                   2,995         98,461        2,855         93,858        6,080        199,880
Keane Inc*                                        1,900         79,800        1,800         75,600        3,800        159,600
Keebler Food Co*                                  1,000         25,813          900         23,231        1,900         49,044
Knoll Inc*                                          300          7,781          200          5,188          600         15,563
Lancaster Colony Corp                               905         26,132          860         24,833        1,892         54,632
Leggett & Platt Inc                               4,848         97,263        4,668         93,652        9,860        197,816
Lexmark International Group Class A*              1,600         96,900        1,500         90,844        3,300        199,856
LHS Group Inc*                                      400         16,900          300         12,675          800         33,800
Lincare Holdings Inc*                               800         27,150          800         27,150        1,600         54,300
Linear Technology Corp                            2,100         98,700        2,010         94,470        4,350        204,450
Loral Space & Communications*                     4,912         77,978        4,674         74,200        9,966        158,210
Manpower Inc                                      2,200         44,825        2,100         42,788        4,400         89,650
Maxim Intergrated Products Inc*                   3,400         93,500        3,200         88,000        6,800        187,000

LifePath Funds          LifePath Master Portfolios - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                               LifePath 2000       LifePath 2010
                                         -------------------  ------------------
                                            Shares     Value    Shares     Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
McCormick & Co Inc                             288  $  8,370       800  $ 23,250
McLeod Inc Class A*                            200     5,800       500    14,500
Mediaone Group Inc*                            820    33,620     4,940   202,540
Meritor Automotive Inc                         370     6,568     1,030    18,283
Miller (Herman) Inc                            476     9,758     1,240    25,420
National Commerce Bancorp                      400     6,700     1,200    20,100
National Data Corp                             200     7,000       500    17,500
Network Associates Inc*                        625    20,156     1,875    60,469
Newmont Gold Co                                100     1,488       100     1,488
Northwest Airlines Corp Class A*               400    11,125     1,000    27,813
Novellus System Inc*                           200     5,325       500    13,313
Ocwen Financial Corp*                           --        --       300     4,575
Outdoor Systems Inc*                           450    10,463     1,300    30,225
Paging Network Inc*                            500     3,625       700     5,075
Palrgain Technologies Inc*                      --        --       600     5,288
Panasmat Corp*                                  --        --       200     8,475
Paychex Inc                                    727    27,626     1,990    75,620
Peoplesoft*                                    800    22,500     2,300    64,688
Pier 1 Imports Inc                             450     4,472     1,450    14,409
Pittston Brink's Group                         323    10,134       620    19,453
Pixar Inc*                                      --        --       100     2,881
Platinum Technology Inc*                       300     5,625     1,000    18,750
Primedia Inc*                                   --        --       200     2,000
Promus Hotel Corp*                             441    13,561     1,218    37,454
Quintiles Transnational Corp*                  200     7,150       800    28,600
Qwest Communications International Inc*        700    17,456     1,800    45,000
Readers Digest Association Inc                 300     5,888     1,100    21,588
Renaissance Worldwide Inc*                      --        --       400     4,000
Republic Industries Inc*                     1,800    31,838     5,100    90,206
Rexall Sundown Inc*                            200     3,638       500     9,125
Reynolds & Reynolds Inc                        346     4,368       920    11,615
Robert Half International Inc*                 300    14,400     1,050    50,400
Ross Stores Inc                                200     7,275       700    25,463
Rouse Co                                       400    11,500       900    25,875
R&B Falcon Corp*                               472     4,248     1,426    12,834
Safeskin Corp*                                 200     6,750       600    20,250
Safeway Inc*                                 1,298    51,109     3,554   139,939
Sanmina Corp*                                  200     6,125       400    12,350
Security Dynamics Tech Inc*                     --        --       500     4,688
Servicemaster Co*                              900    18,844     2,550    53,391
Siebel Systems Inc*                            300     5,625       702    13,163
Smith International Inc*                       214     3,772       700    12,338
Snyder Communications Inc*                     100     3,013       400    12,050
Sofamor/Danek Group Inc*                       100     8,344       300    25,031
Solectron Corp*                                500    20,656     1,500    61,969


LifePath Master Portfolios - August 31, 1998 (Unaudited)                                                  LifePath Funds
------------------------------------------------------------------------------------------------------------------------

                                                   LifePath 2020               LifePath 2030               LifePath 2040
                                       -------------------------   -------------------------   -------------------------
                                           Shares          Value       Shares          Value       Shares          Value
------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (continued)
   McCormick & Co Inc                       1,555       $ 45,192        1,505       $ 43,739        3,155       $ 91,692
   McLeod Inc Class A*                        900         26,100          900         26,100        1,800         52,200
   Mediaone Group Inc*                     11,184        458,544       10,197        418,077       19,985        819,385
   Meritor Automotive Inc                   1,917         34,027        1,832         32,518        4,310         76,503
   Miller (Herman) Inc                      2,396         49,118        2,316         47,478        4,940        101,270
   National Commerce Bancorp                2,300         38,525        2,200         36,850        4,800         80,400
   National Data Corp                         900         31,500          900         31,500        1,900         66,500
   Network Associates Inc*                  3,600        116,100        3,112        100,362        6,575        212,044
   Newmont Gold Co                            300          4,463          200          2,975          300          4,463
   Northwest Airlines Corp Class A*         2,000         55,625        1,900         52,844        4,000        111,250
   Novellus System Inc*                       900         23,963          900         23,963        1,900         50,588
   Ocwen Financial Corp*                      500          7,625          400          6,100        1,100         16,775
   Outdoor Systems Inc*                     2,525         58,706        2,325         54,056        5,025        116,831
   Paging Network Inc*                      1,500         10,875        1,300          9,425        2,900         21,025
   Palrgain Technologies Inc*               1,300         11,456        1,200         10,575        2,600         22,913
   Panasmat Corp*                             300         12,713          300         12,713          700         29,663
   Paychex Inc                              3,706        140,828        3,560        135,280        7,568        287,584
   Peoplesoft*                              4,400        123,750        4,200        118,125        9,000        253,125
   Pier 1 Imports Inc                       2,800         27,825        2,700         26,831        5,700         56,644
   Pittston Brink's Group                   1,157         36,301        1,143         35,862        2,304         72,288
   Pixar Inc*                                 300          8,644          200          5,763          400         11,525
   Platinum Technology Inc*                 1,900         35,625        1,600         30,000        3,500         65,625
   Primedia Inc*                              400          4,000          300          3,000          600          6,000
   Promus Hotel Corp*                       2,385         73,339        2,289         70,387        4,845        148,984
   Quintiles Transnational Corp*            1,400         50,050        1,400         50,050        2,900        103,675
   Qwest Communications International Inc*  3,499         87,475        3,300         82,500        7,000        175,000
   Readers Digest Association Inc           2,000         39,250        1,900         37,288        4,100         80,463
   Renaissance Worldwide Inc*                 800          8,000          600          6,000        1,700         17,000
   Republic Industries Inc*                 9,600        169,800        9,100        160,956       19,600        346,675
   Rexall Sundown Inc*                      1,000         18,250        1,000         18,250        2,100         38,325
   Reynolds & Reynolds Inc                  1,712         21,614        1,652         20,857        3,500         44,188
   Robert Half International Inc*           1,900         91,200        1,850         88,800        3,900        187,200
   Ross Stores Inc                          1,400         50,925        1,300         47,288        2,800        101,850
   Rouse Co                                 1,700         48,875        1,600         46,000        3,400         97,750
   R&B Falcon Corp*                         2,816         25,344        2,698         24,282        5,742         51,678
   Safeskin Corp*                           1,100         37,125        1,100         37,125        2,300         77,625
   Safeway Inc*                             6,776        266,805        6,378        251,134       13,752        541,485
   Sanmina Corp*                              800         24,700          800         24,700        1,600         49,400
   Security Dynamics Tech Inc*              1,000          9,375        1,000          9,375        2,100         19,688
   Servicemaster Co*                        4,950        103,641        4,650         97,359       10,050        210,422
   Siebel Systems Inc*                      1,308         24,525        1,306         24,488        2,716         50,925
   Smith International Inc*                 1,297         22,860        1,227         21,626        2,600         45,825
   Snyder Communications Inc*                 700         21,088          700         21,088        1,400         42,175
   Sofamor/Danek Group Inc*                   600         50,063          600         50,063        1,300        108,469
   Solectron Corp*                          2,900        119,806        2,800        115,675        6,000        247,875

LifePath Funds          LifePath Master Portfolios - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                             LifePath 2000         LifePath 2010
                                      --------------------  --------------------
                                         Shares      Value     Shares      Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Solutia Inc                                 543    $12,184      1,646    $36,932
Sonoco Products Co                          426     10,916      1,464     37,515
Staples Inc*                              1,094     29,675      3,095     83,952
Star Banc Corp                              500     27,438      1,400     76,825
Starbucks Corp*                             400     12,625      1,300     41,031
Starwood Lodging Trust                      964     35,186      2,666     97,309
Steris Corp*                                400      9,550        900     21,488
Sterling Commerce Inc*                      377     12,441      1,137     37,521
Stryker Corp                                348     11,180      1,120     35,980
Suiza Foods Corp*                           100      4,838        400     19,350
Sunbeam Corp*                               300      2,250      1,000      7,500
Sundstrand Corp                             326     14,853        760     34,628
Sungard Data Sys Inc*                       400     12,675      1,300     41,194
Sybron Corp*                                600     10,913      1,500     27,281
Symantec*                                   378      6,190        800     13,100
Synopsys Inc*                               400     10,450        800     20,900
T Rowe Price Assoc Inc                      400     12,175      1,400     42,613
Tech Data Corp*                             200      7,563        600     22,688
Tel-Save Holdings Inc*                       --         --        500      7,500
Teradyne Inc*                               376      6,533      1,220     21,198
Thermo Instrument Systems*                  250      3,813        256      3,904
Tiffany & Co                                126      4,686        400     14,875
Total System Services Inc                   450      7,256        550      8,869
UCAR International Inc*                     200      3,625        500      9,063
Univision Communications Inc*                --         --        300      7,988
USG Corp                                    200      8,600        500     21,500
Valassis Communications Inc*                100      2,981        300      8,944
Valspar                                     200      6,650        600     19,950
Varco International Inc*                    584      4,161        400      2,850
Vastar Resources Inc                        200      7,600        200      7,600
Veritas Software Corp*                      200      8,975        600     26,925
Viad Corp                                   436      9,047      1,280     26,560
Vitesse Semiconductor Corp*                 300      8,081        900     24,413
Vornado Realty Trust                        300      9,413        900     28,238
Warnaco Group Inc                           300      8,175        800     21,800
Watson Pharmaceutical Inc*                  400     18,025      1,100     49,569
West Point Stevens*                         200      5,900        600     17,775
Westamerica Bancorp                         200      4,800        600     14,550
Whole Foods Market Inc*                     100      4,138        400     16,550
Xilinx Inc*                                 247      7,534      1,000     30,500
Yahoo! Inc *                                200     13,600        300     20,700
Young & Rubicam Inc*                         --         --        200      6,113
Zions BanCorp                               400     15,350      1,000     38,375
                                                  --------              --------
   TOTAL MEDIUM CAP GROWTH STOCKS
                          - VALUE              $ 1,969,994           $ 5,676,502
                          -  COST                1,851,063           $ 5,759,378


LifePath Master Portfolios  - August 31, 1998 (Unaudited)                                             LifePath Funds
--------------------------------------------------------------------------------------------------------------------

                                               LifePath 2020               LifePath 2030               LifePath 2040
                                    ------------------------    ------------------------    ------------------------
                                       Shares          Value       Shares          Value       Shares          Value
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
Solutia Inc                             3,197     $   71,733        3,020     $   67,761        6,439     $  144,475
Sonoco Products Co                      2,780         71,238        2,684         68,778        5,720        146,575
Staples Inc*                            5,844        158,519        5,560        150,815       11,885        322,381
Star Banc Corp                          2,600        142,675        2,500        137,188        5,400        296,325
Starbucks Corp*                         2,400         75,750        2,300         72,594        4,900        154,656
Starwood Lodging Trust                  5,068        184,982        6,693        244,295       10,355        377,968
Steris Corp*                            1,700         40,588        1,600         38,200        3,600         85,950
Sterling Commerce Inc*                  2,154         71,082        1,996         65,868        4,274        141,042
Stryker Corp                            2,068         66,435        1,988         63,865        4,200        134,925
Suiza Foods Corp*                         800         38,700          700         33,863        1,500         72,563
Sunbeam Corp*                           2,000         15,000        1,900         14,250        4,200         31,500
Sundstrand Corp                         1,490         67,888        1,430         65,154        2,990        136,232
Sungard Data Sys Inc*                   2,600         82,388        2,400         76,050        5,200        164,775
Sybron Corp*                            2,800         50,925        2,700         49,106        5,700        103,669
Symantec*                               1,636         26,790        1,561         25,561        3,200         52,400
Synopsys Inc*                           1,600         41,800        1,500         39,188        3,300         86,213
T Rowe Price Assoc Inc                  2,600         79,138        2,500         76,094        5,400        164,363
Tech Data Corp*                         1,200         45,375        1,100         41,594        2,300         86,969
Tel-Save Holdings Inc*                    900         13,500          600          9,000        1,900         28,500
Teradyne Inc*                           2,290         39,789        2,200         38,225        4,650         80,794
Thermo Instrument Systems*                450          6,863          312          4,758          921         14,045
Tiffany & Co                              880         32,725          860         31,981        1,700         63,219
Total System Services Inc               1,000         16,125        1,000         16,125        2,100         33,863
UCAR International Inc*                 1,000         18,125          900         16,313        2,000         36,250
Univision Communications Inc*             500         13,313          400         10,650        1,000         26,625
USG Corp                                  900         38,700          900         38,700        1,800         77,400
Valassis Communications Inc*              600         17,888          500         14,906        1,100         32,794
Valspar                                 1,100         36,575        1,000         33,250        2,100         69,825
Varco International Inc*                1,048          7,467          748          5,330        1,900         13,538
Vastar Resources Inc                      500         19,000          400         15,200          900         34,200
Veritas Software Corp*                  1,100         49,363        1,050         47,119        2,200         98,725
Viad Corp                               2,441         50,651        2,328         48,306        5,008        103,916
Vitesse Semiconductor Corp*             1,700         46,113        1,600         43,400        3,400         92,225
Vornado Realty Trust                    1,700         53,338        1,700         53,338        3,600        112,950
Warnaco Group Inc                       1,500         40,875        1,400         38,150        3,000         81,750
Watson Pharmaceutical Inc*              2,100         94,631        2,000         90,125        4,300        193,769
West Point Stevens*                     1,100         32,588        1,100         32,588        2,300         68,138
Westamerica Bancorp                     1,200         29,100        1,100         26,675        2,300         55,775
Whole Foods Market Inc*                   700         28,963          700         28,963        1,500         62,063
Xilinx Inc*                             1,859         56,700        1,774         54,107        3,820        116,510
Yahoo! Inc *                              600         41,400          600         41,400        1,200         82,800
Young & Rubicam Inc*                      500         15,281          400         12,225          900         27,506
Zions BanCorp                           1,900         72,913        1,800         69,075        3,900        149,663
                                                   ---------                   ---------                   ---------
   TOTAL MEDIUM CAP GROWTH STOCKS
                          - VALUE               $ 10,845,346                $ 10,315,312                $ 21,853,401
                          -  COST               $ 10,717,836                $ 10,570,306                $ 23,534,946

LifePath Funds          LifePath Master Portfolios - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                              LifePath 2000        LifePath 2010
                                       --------------------  -------------------
                                          Shares      Value     Shares     Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)

MEDIUM CAP VALUE STOCKS
Percent of Net Assets                                  2.01%               2.88%
Adaptec Inc*                                 500    $ 5,750      1,700   $19,550
AFLAC Corp                                 1,392     34,974      3,940    98,993
AG Edwards Inc                               382     10,362      1,230    33,364
AGCO Corp                                    300      2,588        800     6,900
Airborne Freight Corp                        300      5,850        700    13,650
Airgas Inc*                                  400      4,750        700     8,313
Albemarle Corp                               313      5,262        260     4,371
Alexander & Baldwin Inc                      204      4,794        590    13,865
Alleghany Corp*                                2        416        102    21,216
Allegiance Corp                              562     15,877      1,656    46,782
Allmerica Financial Corp                     124      7,394        330    19,676
AMB Property Corp                             --         --        200     4,700
AMBAC Inc                                    300     14,156        900    42,469
American Bankers Insurance Group Inc          --         --        400    20,750
American Financial Group Inc                 304     10,108        490    16,293
American National Insurance Co               100      9,025        100     9,025
American Standard Co Inc*                    200      7,825        700    27,388
American Water Works Co Inc                  300      8,250        900    24,750
AMF Bowling Inc*                              --         --        200     2,413
AmSouth Bancorp                              600     20,625      1,625    55,859
Archstone Communities Trust                  600     11,625      1,600    31,000
Arden Realty Group Inc                       300      6,338        800    16,900
Arrow Electronics Inc*                       386      5,066      1,192    15,645
Astoria Financial Corp                       100      3,600        400    14,400
Atmel Corp*                                  662      3,993      1,360     8,203
Autoliv Inc                                  544     16,048      1,499    44,221
Avnet Inc                                    230     10,868        550    25,988
AVX Corp                                     300      4,463        300     4,463
Beckman Coulter Inc                           94      5,205        450    24,919
Belo (A H) Corp                              512      9,472        980    18,130
Bergen Brunswig Corp Class A                 225      7,678        745    25,423
Beverly Enterprises Inc*                     575      4,528      1,346    10,600
BJ Services Co*                              400      5,050      1,000    12,625
Boston Properties Inc                        200      5,713        600    17,138
Bowater Inc                                  195      7,373        810    30,628
Cabot Corp                                   310      6,743      1,040    22,620
Cali Realty Corp                             300      8,644        800    23,050
CarrAmercia Realty Corp                      300      6,750        800    18,000
CCB Financial Corp*                          100      9,506        200    19,013
Centura Banks Inc                            100      5,625        400    22,500
Charter One Financial Inc*                   702     16,146      1,802    41,446
Chicago Title Corp                             6        211        206     7,249
Circus Circus Entertainment Inc*             629      6,447      1,230    12,608


LifePath Master Portfolios  - August 31, 1998 (Unaudited)                                                  LifePath Funds
-------------------------------------------------------------------------------------------------------------------------

                                                    LifePath 2020               LifePath 2030               LifePath 2040
      -----------------------------------------------------------    ------------------------    ------------------------
                                            Shares          Value       Shares          Value       Shares          Value
-------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (continued)
        `
   MEDIUM CAP VALUE STOCKS
   Percent of Net Assets                                    3.67%                       4.74%                        5.86%
   Adaptec Inc*                              3,200       $ 36,800        2,900       $ 33,350        6,200       $ 71,300
   AFLAC Corp                                7,434        186,779        7,074        177,734       15,054        378,232
   AG Edwards Inc                            2,425         65,778        2,265         61,438        4,837        131,204
   AGCO Corp                                 1,600         13,800        1,600         13,800        3,300         28,463
   Airborne Freight Corp                     1,400         27,300        1,300         25,350        2,800         54,600
   Airgas Inc*                               1,400         16,625        1,400         16,625        3,000         35,625
   Albemarle Corp                              612         10,289          432          7,263          986         16,577
   Alexander & Baldwin Inc                   1,114         26,179        1,109         26,062        2,280         53,580
   Alleghany Corp*                             104         21,632          104         21,632          304         63,232
   Allegiance Corp                           3,260         92,095        2,996         84,637        6,614        186,846
   Allmerica Financial Corp                    579         34,523          572         34,106        1,203         71,729
   AMB Property Corp                           300          7,050          200          4,700          600         14,100
   AMBAC Inc                                 1,700         80,219        1,600         75,500        3,500        165,156
   American Bankers Insurance Group Inc        700         36,313          600         31,125        1,500         77,813
   American Financial Group Inc              1,013         33,682          908         30,191        1,980         65,835
   American National Insurance Co              300         27,075          300         27,075          600         54,150
   American Standard Co Inc*                 1,300         50,863        1,200         46,950        2,600        101,725
   American Water Works Co Inc               1,800         49,500        1,700         46,750        3,600         99,000
   AMF Bowling Inc*                            400          4,825          300          3,619          500          6,031
   AmSouth Bancorp                           3,150        108,281        3,025        103,984        6,425        220,859
   Archstone Communities Trust               3,100         60,063        2,900         56,188        6,200        120,125
   Arden Realty Group Inc                    1,500         31,688        1,400         29,575        3,100         65,488
   Arrow Electronics Inc*                    2,298         30,161        2,220         29,138        4,750         62,344
   Astoria Financial Corp                      700         25,200          600         21,600        1,400         50,400
   Atmel Corp*                               2,666         16,079        2,688         16,212        5,626         33,932
   Autoliv Inc                               2,869         84,636        2,733         80,624        5,810        171,395
   Avnet Inc                                 1,014         47,912          959         45,313        2,015         95,209
   AVX Corp                                    600          8,925          400          5,950          900         13,388
   Beckman Coulter Inc                         850         47,069          805         44,577        1,580         87,493
   Belo (A H) Corp                           1,928         35,668        1,888         34,928        3,980         73,630
   Bergen Brunswig Corp Class A              1,386         47,297          875         29,859        2,050         69,956
   Beverly Enterprises Inc*                  2,800         22,050        2,642         20,806        5,600         44,100
   BJ Services Co*                           1,900         23,988        1,900         23,988        4,000         50,500
   Boston Properties Inc                     1,100         31,419        1,100         31,419        2,300         65,694
   Bowater Inc                               1,452         54,904        1,107         41,858        2,275         86,023
   Cabot Corp                                1,972         42,891        1,832         39,846        3,990         86,783
   Cali Realty Corp                          1,600         46,100        1,500         43,219        3,100         89,319
   CarrAmercia Realty Corp                   1,500         33,750        1,400         31,500        3,100         69,750
   CCB Financial Corp*                         400         38,025          400         38,025          900         85,556
   Centura Banks Inc                           700         39,375          700         39,375        1,400         78,750
   Charter One Financial Inc*                3,504         80,592        3,242         74,566        7,076        162,748
   Chicago Title Corp                          412         14,497          812         28,572        1,012         35,610
   Circus Circus Entertainment Inc*          2,322         23,801        2,262         23,186        4,795         49,149

LifePath Funds          LifePath Master Portfolios - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                          LifePath 2000            LifePath 2010
                                 ----------------------   ----------------------
                                       Shares     Value         Shares     Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
City National Corp                        200   $ 5,575            600   $16,725
Clayton Homes Inc                         626     9,664          1,283    19,806
CMAC Investment Corp                      100     3,850            300    11,550
CNA Financial Corp*                       200     7,325            400    14,650
CNF Transportation Inc                    262     8,188            661    20,656
Comdisco Inc                              648     8,060          1,634    20,323
Commerce Bancshares Inc                   235     9,400            835    33,400
Compass Bancshares Inc                    400    13,200          1,000    33,000
Comsat Corp                               510    11,124            800    17,450
Consolidated Papers Inc                   172     4,311            760    19,048
ContiFinancial Corp*                       --        --            100     1,263
Continental Airlines Class B*             200     8,250            700    28,875
Cordant Technologies Inc                  232     8,265            500    17,813
Cox Communications Inc Class A*           313    13,146            974    40,908
Cracker Barrel Old Country Store Inc      249     6,085            910    22,238
Crescent Real Estate Equities Co          500    11,500          1,600    36,800
Crestar Financial Corp                    604    30,502          1,640    82,820
Dean Foods Co                             224     9,856            540    23,760
Dentsply International Inc                400     8,538            600    12,806
Depuy Inc                                  --        --            200     6,875
Dime Bancorp Inc                          500     9,500          1,700    32,300
Donaldson Lufkin & Jenrette Inc           100     3,500            400    14,000
DST Systems Inc*                          200    11,300            400    22,600
Duke Realty Investments                   400     8,300          1,100    22,825
Enron Oil & Gas Co                        300     3,900            900    11,700
Equitable Co Inc                          400    22,875          1,100    62,906
Equity Office Properties                1,000    22,688          2,962    67,200
Equity Residential Properties Trust       400    15,975          1,300    51,919
Everest Reinsurance Holdings Inc          300    10,500            600    21,000
EW Scripps Co                             100     4,719            300    14,156
Extended Stay America Inc*                 --        --            900     7,875
Finova Group Inc                          300    13,388            800    35,700
First American Corp                       600    21,525          1,568    56,252
First Hawaiian Inc                        200     5,875            300     8,813
First Security Corp                       841    13,036          2,655    41,153
First Virginia Banks Inc                  338    14,534            770    33,110
Firstar Corp                              600    23,250          1,800    69,750
Firstmerit Corp                           300     6,638          1,000    22,125
Firstplus Financial Group *               200     4,550            400     9,100
Fiserv Inc *                              325    12,675          1,095    42,705
Food Lion Inc Class A                   1,100    11,344          2,300    23,719
Food Lion Inc Class B                   1,400    13,913          2,600    25,838
FORE Systems Inc *                        400     6,900          1,200    20,700
Forest Labs Inc Class A *                 364    11,921          1,140    37,335
Fremont General Corp                      100     4,275            400    17,100


LifePath Master Portfolios  - August 31, 1998 (Unaudited)                                                    LifePath Funds
---------------------------------------------------------------------------------------------------------------------------

                                                      LifePath 2020               LifePath 2030               LifePath 2040
                                              Shares          Value       Shares          Value       Shares          Value
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
City National Corp                             1,100       $ 30,663        1,000       $ 27,875        2,100       $ 58,538
Clayton Homes Inc                              2,445         37,745        2,320         35,815        4,907         75,752
CMAC Investment Corp                             600         23,100          600         23,100        1,200         46,200
CNA Financial Corp*                              800         29,300          800         29,300        1,600         58,600
CNF Transportation Inc                         1,310         40,938        1,273         39,781        2,638         82,438
Comdisco Inc                                   3,122         38,830        3,008         37,412        6,526         81,167
Commerce Bancshares Inc                        1,663         66,520        1,524         60,960        3,326        133,040
Compass Bancshares Inc                         1,850         61,050        1,750         57,750        3,850        127,050
Comsat Corp                                    1,419         30,952        1,414         30,843        2,890         63,038
Consolidated Papers Inc                        1,540         38,596        1,380         34,586        3,040         76,190
ContiFinancial Corp*                             200          2,525          200          2,525          300          3,788
Continental Airlines Class B*                  1,300         53,625        1,300         53,625        2,700        111,375
Cordant Technologies Inc                         890         31,706          920         32,775        1,900         67,688
Cox Communications Inc Class A*                1,794         75,348        1,627         68,334        3,549        149,058
Cracker Barrel Old Country Store Inc           1,711         41,813        1,571         38,391        3,325         81,255
Crescent Real Estate Equities Co               3,000         69,000        2,900         66,700        6,200        142,600
Crestar Financial Corp                         3,070        155,035        2,930        147,965        6,270        316,635
Dean Foods Co                                  1,107         48,708        1,037         45,628        2,205         97,020
Dentsply International Inc                     1,200         25,613        1,100         23,478        2,300         49,091
Depuy Inc                                        400         13,750          300         10,313          900         30,938
Dime Bancorp Inc                               3,300         62,700        3,100         58,900        6,700        127,300
Donaldson Lufkin & Jenrette Inc                  700         24,500          700         24,500        1,400         49,000
DST Systems Inc*                                 800         45,200          800         45,200        1,700         96,050
Duke Realty Investments                        2,100         43,575        2,000         41,500        4,200         87,150
Enron Oil & Gas Co                             1,700         22,100        1,700         22,100        3,500         45,500
Equitable Co Inc                               2,100        120,094        2,000        114,375        4,400        251,625
Equity Office Properties                       5,665        128,525        5,384        122,150       11,568        262,449
Equity Residential Properties Trust            2,400         95,850        2,300         91,856        4,800        191,700
Everest Reinsurance Holdings Inc               1,200         42,000        1,100         38,500        2,400         84,000
EW Scripps Co                                    700         33,031          600         28,313        1,300         61,344
Extended Stay America Inc*                     1,700         14,875        1,700         14,875        3,600         31,500
Finova Group Inc                               1,500         66,938        1,400         62,475        3,100        138,338
First American Corp                            3,019        108,307        2,919        104,719        6,155        220,811
First Hawaiian Inc                               600         17,625          500         14,688        1,300         38,188
First Security Corp                            4,992         77,380        4,729         73,300       10,088        156,360
First Virginia Banks Inc                       1,486         63,898        1,441         61,963        3,017        129,731
Firstar Corp                                   3,500        135,625        3,300        127,875        7,100        275,125
Firstmerit Corp                                1,900         42,038        1,800         39,825        3,800         84,075
Firstplus Financial Group *                      800         18,200          800         18,200        1,700         38,675
Fiserv Inc *                                   2,099         81,842        1,993         77,727        4,242        165,438
Food Lion Inc Class A                          4,400         45,375        4,200         43,313        8,900         91,781
Food Lion Inc Class B                          5,000         49,688        4,700         46,706       10,000         99,375
FORE Systems Inc *                             2,300         39,675        2,200         37,950        4,700         81,075
Forest Labs Inc Class A *                      2,132         69,823        1,972         64,583        4,320        141,480
Fremont General Corp                             700         29,925          600         25,650        1,400         59,850

LifePath Funds          LifePath Master Portfolios - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                             LifePath 2000         LifePath 2010
                                        ------------------    ------------------
                                         Shares      Value     Shares      Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
GATX Corp                                   246   $  8,118        740   $ 24,420
General Motors Corp Class H*                500     18,063      1,500     54,188
Genzyme Corp--General Division*             326      8,802        420     11,340
Georgia Pacific Corp                        437      8,795      1,293     26,022
Golden State Bancorp*                       200      3,175        600      9,525
Greenpoint Financial Corp                   400     10,075      1,300     32,744
GTech Holdings Corp*                        100      2,625        500     13,125
Hanna (M A) Co                              280      3,483        650      8,084
Hannaford Brothers Co                       236      9,809        460     19,119
Harsco Corp                                 338     12,400        720     26,415
Hawaiian Electric Industries Inc            192      7,212        440     16,528
Hertz Corp Class A                          100      3,775        300     11,325
Hibernia Corp Class A                       800     10,800      2,200     29,700
Highwoods Properties Inc                    300      7,631        900     22,894
Horace Mann Educators                       200      5,575        700     19,513
Hormel Foods Corp                           200      5,513        700     19,294
Host Marriott Corp*                         800     11,200      2,500     35,000
HRPT Properties Trust                       600      9,375      1,900     29,688
HSB Group Inc                               345     14,964        420     18,218
Hubbell Inc Class B                         332     11,869        866     30,960
IBP Inc                                     432      7,155      1,320     21,863
IMC Global Inc                              436      8,012      1,426     26,203
Indymac Mortgage Holdings                   300      5,888        900     17,663
Ingram Micro Inc*                            --         --        200      9,000
Inland Steel Industries Inc                 151      2,860        316      5,984
International Specialty Products Inc*        --         --        200      3,063
Jacor Communications Inc*                    --         --        100      5,900
Johns Manville Corp                          --         --        400      5,475
Kelly Services Inc Class A                  106      2,716        220      5,638
Keystone Financial Inc                      300      8,363        700     19,513
Kimco Realty Corp                           300     10,650        650     23,075
Lafarge Corp                                300      8,569        400     11,425
Lattice Semiconductor Corp*                 100      2,400        300      7,219
Lear Corp*                                  200      8,113        700     28,394
Legg Mason Inc                              100      4,750        300     14,250
Leucadia National Corp                      200      5,538        600     16,613
Liberty Media Group-Class A*              1,579     51,614      4,307    140,785
Litton Industries Inc*                      201      9,648        490     23,520
Long Island Bancorp Inc                     100      3,750        400     15,000
LTV Corp                                    900      4,894      1,400      7,613
Lubrizol Corp                               329      7,526        860     19,673
Lyondell PetroChemical                      176      3,795        580     12,506
M & T Bank Corp                              --         --        100     41,000
Mark IV Industries Inc                      247      3,504        532      7,548
Marshall & Ilsley Corp                      558     24,552      1,540     67,760


LifePath Master Portfolios  - August 31, 1998 (Unaudited)                                                    LifePath Funds
---------------------------------------------------------------------------------------------------------------------------

                                                      LifePath 2020               LifePath 2030               LifePath 2040
                                             ----------------------      ----------------------      ----------------------
                                              Shares          Value       Shares          Value       Shares          Value
---------------------------------------------------------------------------------------------------------------------------
GATX Corp                                      1,304       $ 43,032        1,234       $ 40,722        2,720       $ 89,760
General Motors Corp Class H*                   2,900        104,763        2,800        101,150        5,900        213,138
Genzyme Corp--General Division*                  734         19,818          744         20,088        1,500         40,500
Georgia Pacific Corp                           2,489         50,091        3,236         65,125        5,697        114,652
Golden State Bancorp*                          1,200         19,050        1,200         19,050        2,500         39,688
Greenpoint Financial Corp                      2,400         60,450        2,300         57,931        5,000        125,938
GTech Holdings Corp*                             900         23,625          900         23,625        1,900         49,875
Hanna (M A) Co                                 1,167         14,515          900         11,194        2,462         30,621
Hannaford Brothers Co                            845         35,120          765         31,795        1,740         72,319
Harsco Corp                                    1,348         49,455        1,258         46,153        2,620         96,121
Hawaiian Electric Industries Inc                 823         30,914          803         30,163        1,780         66,861
Hertz Corp Class A                               600         22,650          500         18,875        1,100         41,525
Hibernia Corp Class A                          4,200         56,700        4,000         54,000        8,600        116,100
Highwoods Properties Inc                       1,600         40,700        1,300         33,069        2,900         73,769
Horace Mann Educators                          1,200         33,450        1,200         33,450        2,500         69,688
Hormel Foods Corp                              1,200         33,075        1,200         33,075        2,500         68,906
Host Marriott Corp*                            4,700         65,800        4,500         63,000        9,600        134,400
HRPT Properties Trust                          3,700         57,813        3,500         54,688        7,400        115,625
HSB Group Inc                                    863         37,433          836         36,262        1,730         75,039
Hubbell Inc Class B                            1,508         53,911        1,434         51,266        3,202        114,472
IBP Inc                                        2,452         40,611        2,342         38,789        5,000         82,813
IMC Global Inc                                 2,745         50,439        2,593         47,646        5,510        101,246
Indymac Mortgage Holdings                      1,700         33,363        1,600         31,400        3,400         66,725
Ingram Micro Inc*                                300         13,500          300         13,500          700         31,500
Inland Steel Industries Inc                      998         18,900          926         17,536        1,794         33,974
International Specialty Products Inc*            300          4,594          300          4,594          700         10,719
Jacor Communications Inc*                        300         17,700          200         11,800          600         35,400
Johns Manville Corp                              900         12,319          600          8,213        1,800         24,638
Kelly Services Inc Class A                       389          9,968          319          8,174          885         22,678
Keystone Financial Inc                         1,400         39,025        1,300         36,238        2,800         78,050
Kimco Realty Corp                              1,350         47,925          900         31,950        2,000         71,000
Lafarge Corp                                     800         22,850          800         22,850        1,700         48,556
Lattice Semiconductor Corp*                      600         14,438          500         12,031        1,300         31,281
Lear Corp*                                     1,300         52,731        1,200         48,675        2,600        105,463
Legg Mason Inc                                   700         33,250          600         28,500        1,300         61,750
Leucadia National Corp                         1,100         30,456        1,100         30,456        2,300         63,681
Liberty Media Group-Class A*                   8,180        267,384        7,788        254,570       16,738        547,123
Litton Industries Inc*                           908         43,584          903         43,344        1,979         94,992
Long Island Bancorp Inc                          700         26,250          600         22,500        1,400         52,500
LTV Corp                                       2,800         15,225        2,700         14,681        5,900         32,081
Lubrizol Corp                                  1,617         36,989        1,442         32,986        3,200         73,200
Lyondell PetroChemical                         1,117         24,085        1,092         23,546        2,245         48,408
M & T Bank Corp                                  100         41,000          100         41,000          300        123,000
Mark IV Industries Inc                         1,070         15,181          862         12,230        2,175         30,858
Marshall & Ilsley Corp                         2,903        127,732        2,783        122,452        6,020        264,880

LifePath Funds          LifePath Master Portfolios - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                               LifePath 2000       LifePath 2010
                                           -----------------   -----------------
                                            Shares     Value    Shares     Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Martin Marietta Inc                             --   $    --       100   $ 4,263
McKesson Corp                                  400    30,000     1,100    82,500
Meditrust Co                                   702    10,887     1,280    19,846
Medpartners Inc *                              710     1,775     1,889     4,723
Mercantile Bankshares                          454    12,712     1,035    28,980
Mercury General Corp                           200     7,313       400    14,625
Metro-Goldwyn-Mayer Inc *                       --        --       200     3,438
MGM Grand Inc *                                100     2,869       100     2,869
Microchip Technology Inc *                     400     7,325       800    14,650
Millenium Chemicals Inc                        310     6,704     1,135    24,544
Molex Inc                                      316     7,663       596    14,453
Molex Inc Class A                              312     7,254       978    22,739
Murphy Oil Corp                                293    10,347       580    20,481
Mylan Laboratories                             603    13,794     1,770    40,489
Nabisco Holdings Corp Class A                  200     6,613       100     3,306
Nabors Industries Inc *                        600     7,088     1,300    15,356
NCR Corp *                                     471    12,452     1,459    38,572
Neiman Marcus Group Inc *                       --        --       300     7,294
Netscape Communications Corp *                 301     5,437       905    16,347
New Plan Realty Trust                          400     8,100       800    16,200
Noble Affiliates Inc                           338     7,816       730    16,881
Noble Drilling Corp *                          600     6,600     1,800    19,800
North Fork BanCorp Inc                         700    13,300     2,000    38,000
Oakwood Homes Corp                             200     2,850       600     8,550
Ocean Energy Inc *                             500     4,438     1,620    14,378
Office Depot Inc *                           1,038    26,469     2,950    75,225
Officemax Inc *                                500     5,250     1,850    19,425
Ogden Corp                                     101     2,329       625    14,414
Ohio Casualty Corp                             100     3,750       400    15,000
Old Kent Financial Corp                        522    16,835     1,485    47,891
Old Republic International Corp                525    11,714     1,725    38,489
Olin Corp                                      270     7,594       660    18,563
Omnicare Inc                                   400    12,475     1,200    37,425
Outback Steakhouse Inc *                       200     6,013       500    15,031
Oxford Health Plans Inc *                      500     3,063       900     5,513
lPacific Century Financial Corp                748    11,033     2,920    43,070
lPacifiCare Health Systems Inc Class B *       174    10,962       295    18,585
Paine Webber Group Inc                         500    17,375     1,500    52,125
Patriot American Hospitality Inc               500     6,750     1,700    22,950
Payless Shoesource Inc *                       217     8,924       511    21,015
Pentair Inc                                    200     5,575       500    13,938
Peoples Bank Bridgeport                        100     2,050       400     8,400
Phycor Inc *                                   300     2,081       800     5,550
Pioneer Natural Resources Co                   376     5,523     1,297    19,050
Precision Castparts Corp                       100     3,769       300    11,306


LifePath Master Portfolios  - August 31, 1998 (Unaudited)                                                      LifePath Funds
-----------------------------------------------------------------------------------------------------------------------------

                                                        LifePath 2020               LifePath 2030               LifePath 2040
                                               ----------------------      ----------------------      ----------------------
                                                Shares          Value       Shares          Value       Shares          Value
-----------------------------------------------------------------------------------------------------------------------------
Martin Marietta Inc                                200    $     8,525          200    $     8,525          400      $  17,050
McKesson Corp                                    2,000        150,000        1,900        142,500        4,100        307,500
Meditrust Co                                     2,951         45,733        2,610         40,453        5,915         91,687
Medpartners Inc *                                3,720          9,300        2,752          6,880        7,862         19,655
Mercantile Bankshares                            1,919         53,732        1,862         52,136        3,920        109,760
Mercury General Corp                               700         25,594          700         25,594        1,500         54,844
Metro-Goldwyn-Mayer Inc *                          300          5,156          200          3,438          400          6,875
MGM Grand Inc *                                    200          5,738          200          5,738          450         12,909
Microchip Technology Inc *                       1,400         25,638        1,350         24,722        2,900         53,106
Millenium Chemicals Inc                          2,112         45,672        1,946         42,082        4,246         91,820
Molex Inc                                        1,140         27,645        1,118         27,112        2,283         55,363
Molex Inc Class A                                1,845         42,896        1,788         41,571        3,776         87,792
Murphy Oil Corp                                  1,077         38,032          997         35,207        2,270         80,159
Mylan Laboratories                               3,265         74,687        3,127         71,530        6,652        152,165
Nabisco Holdings Corp Class A                      300          9,919          200          6,613          400         13,225
Nabors Industries Inc *                          2,385         28,173        2,329         27,511        5,000         59,063
NCR Corp *                                       2,781         73,523        2,664         70,430        5,725        151,355
Neiman Marcus Group Inc *                          600         14,588          500         12,156        1,100         26,744
Netscape Communications Corp *                   1,716         30,995        1,620         29,261        3,545         64,032
New Plan Realty Trust                            1,600         32,400        1,500         30,375        3,200         64,800
Noble Affiliates Inc                             1,373         31,751        1,258         29,091        2,820         65,213
Noble Drilling Corp *                            3,400         37,400        3,300         36,300        7,000         77,000
North Fork BanCorp Inc                           3,700         70,300        3,500         66,500        7,550        143,450
Oakwood Homes Corp                               1,200         17,100        1,200         17,100        2,500         35,625
Ocean Energy Inc *                               2,610         23,164        2,380         21,123        5,190         46,061
Office Depot Inc *                               5,942        151,521        5,567        141,959       11,980        305,490
Officemax Inc *                                  3,500         36,750        3,250         34,125        7,050         74,025
Ogden Corp                                       1,284         29,612        1,206         27,813        2,544         58,671
Ohio Casualty Corp                                 800         30,000          700         26,250        1,600         60,000
Old Kent Financial Corp                          2,808         90,558        2,680         86,430        5,616        181,116
Old Republic International Corp                  3,250         72,516        3,075         68,611        6,550        146,147
Olin Corp                                        1,278         35,944        1,258         35,381        2,660         74,813
Omnicare Inc                                     2,300         71,731        2,200         68,613        4,700        146,581
Outback Steakhouse Inc *                         1,000         30,063          900         27,056        2,000         60,125
Oxford Health Plans Inc *                        1,800         11,025        1,300          7,963        3,700         22,663
lPacific Century Financial Corp                  5,514         81,332        4,954         73,072        4,470         65,933
lPacifiCare Health Systems Inc Class B *           626         39,438          511         32,193        1,195         75,285
Paine Webber Group Inc                           2,950        102,513        2,800         97,300        5,950        206,763
Patriot American Hospitality Inc                 3,300         44,550        2,700         36,450        5,700         76,950
Payless Shoesource Inc *                         1,043         42,893        1,015         41,742        2,104         86,527
Pentair Inc                                        876         24,419          906         25,255        1,800         50,175
Peoples Bank Bridgeport                            700         14,700          700         14,700        1,400         29,400
Phycor Inc *                                     1,550         10,753        1,150          7,978        2,450         16,997
Pioneer Natural Resources Co                     2,434         35,749        2,286         33,576        4,962         72,879
Precision Castparts Corp                           600         22,613          513         19,334        1,200         45,225


LifePath Funds          LifePath Master Portfolios - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                               LifePath 2000       LifePath 2010
                                           -----------------   -----------------
                                            Shares     Value    Shares     Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Premark International Inc                      461   $12,188       806   $21,309
Proffitt's Inc *                               400    10,200     1,100    28,050
Protective Life Corp                           200     6,175       800    24,700
Provident Financial Group                      100     3,763       300    11,475
Public Storage Inc                             400     9,350     1,100    25,713
Qualcom Inc *                                  300    13,181       900    39,544
Quantum Corp *                                 500     5,719     1,900    21,731
Questar Corp                                   454     7,378     1,080    17,550
Quorum Health Group Inc *                      150     2,850       550    10,450
Rayonier Inc                                   156     6,084       450    17,550
Reliance Group Holdings                        300     3,788       900    11,363
Reliastar Financial Corp                       400    15,700     1,300    51,025
RJR Holdings Group Inc                       1,370    29,712     3,943    85,514
RPM Inc                                        472     6,166     1,358    17,739
Saks Holdings *                                200     4,188       300     6,281
SCI Sys Inc *                                  200     4,588       800    18,350
Shaw Inds                                    1,260    19,058     1,630    24,654
Simon Debartolo Group Inc                      300     8,719     1,100    31,969
Southdown Inc                                  175     7,394       600    25,350
Southtrust Corp                                706    22,857     2,170    70,254
Sovereign Bancorp Inc                          600     7,313     1,900    23,156
Spieker Properties Inc                         300    10,669       800    28,450
St Joe Corp                                    300     6,019       400     8,025
Sterling Software *                            300     6,169       900    18,506
Stewart Enterprises Inc                        500     9,813     1,300    25,513
Storage Technology Corp *                      518    11,267     1,570    34,148
Stratus Computer Inc *                         161     4,045       310     7,789
Symbol Technologies Inc                        285    11,685       672    27,552
TCF Financial Corp                             400     8,825     1,400    30,888
Tele-Communications International *            300     6,225       300     6,225
Tele-Communications TCI Ventures Group
   Class A *                                 1,816    30,191     5,490    91,271
Teleflex Inc                                   350    11,025       500    15,750
The PMI Group Inc                              100     5,538       300    16,613
Tidewater Inc                                  365     7,665       750    15,750
TIG Holdings Inc                               200     2,763       600     8,288
Tosco Corp                                     671    14,762     1,940    42,680
Transatlantic Holdings Inc                     126    10,230       250    20,297
Transocean Offshore Inc                        400     9,825     1,200    29,475
Travelers Property Casualty                    100     3,294       100     3,294
Trinity Industries                             322     9,741       640    19,360
Trustmark Corp                                 300     5,213     1,000    17,375
Tyson Food Inc                                 591     9,752     1,390    22,761
UAL Corp *                                     300    18,094       900    54,281
UICI *                                         200     3,025       500     7,594



LifePath Master Portfolios  - August 31, 1998 (Unaudited)                                                    LifePath Funds
---------------------------------------------------------------------------------------------------------------------------
                                                      LifePath 2020               LifePath 2030               LifePath 2040
                                             ----------------------      ----------------------      ----------------------
                                              Shares          Value       Shares          Value       Shares          Value
---------------------------------------------------------------------------------------------------------------------------
Premark International Inc                      1,533       $ 40,529        1,496       $ 39,551        3,150       $ 83,278
Proffitt's Inc *                               2,100         53,550        2,000         51,000        4,300        109,650
Protective Life Corp                           1,500         46,313        1,400         43,225        3,100         95,713
Provident Financial Group                        500         19,125          500         19,125        1,100         42,075
Public Storage Inc                             2,200         51,425        2,100         49,088        4,400        102,850
Qualcom Inc *                                  1,700         74,694        1,600         70,300        3,400        149,388
Quantum Corp *                                 3,580         40,946        2,970         33,969        6,300         72,056
Questar Corp                                   2,020         32,825        1,880         30,550        4,060         65,975
Quorum Health Group Inc *                      1,000         19,000          950         18,050        2,100         39,900
Rayonier Inc                                     862         33,618          826         32,214        1,619         63,141
Reliance Group Holdings                        1,700         21,463        1,600         20,200        3,400         42,925
Reliastar Financial Corp                       2,500         98,125        2,400         94,200        5,100        200,175
RJR Holdings Group Inc                         7,405        160,596        7,051        152,919       15,118        327,872
RPM Inc                                        2,597         33,923        2,507         32,748        5,385         70,342
Saks Holdings *                                  700         14,656          500         10,469        1,300         27,219
SCI Sys Inc *                                  1,500         34,406        1,400         32,113        3,100         71,106
Shaw Inds                                      3,015         45,602        2,905         43,938        6,200         93,775
Simon Debartolo Group Inc                      2,100         61,031        2,000         58,125        4,200        122,063
Southdown Inc                                  1,053         44,489          978         41,321        2,200         92,950
Southtrust Corp                                4,105        132,899        3,980        128,853        8,402        272,015
Sovereign Bancorp Inc                          3,700         45,094        3,200         39,000        6,800         82,875
Spieker Properties Inc                         1,500         53,344        1,400         49,788        3,000        106,688
St Joe Corp                                      800         16,050          600         12,038        1,600         32,100
Sterling Software *                            1,800         37,013        1,700         34,956        3,600         74,025
Stewart Enterprises Inc                        2,500         49,063        2,300         45,138        5,000         98,125
Storage Technology Corp *                      2,968         64,554        2,834         61,640        6,050        131,588
Stratus Computer Inc *                           666         16,733          471         11,834        1,350         33,919
Symbol Technologies Inc                        1,377         56,457        1,332         54,612        2,787        114,267
TCF Financial Corp                             2,600         57,363        2,500         55,156        5,300        116,931
Tele-Communications International *              500         10,375          400          8,300          800         16,600
Tele-Communications TCI Ventures Group
   Class A *                                  10,502        174,596        9,968        165,718       23,096        383,971
Teleflex Inc                                     908         28,602          788         24,822        1,800         56,700
The PMI Group Inc                                600         33,225          600         33,225        1,300         71,988
Tidewater Inc                                  1,525         32,025        1,485         31,185        3,265         68,565
TIG Holdings Inc                               1,200         16,575        1,200         16,575        2,500         34,531
Tosco Corp                                     3,667         80,674        3,477         76,494        7,435        163,570
Transatlantic Holdings Inc                       532         43,192          490         39,782          960         77,940
Transocean Offshore Inc                        2,200         54,038        2,100         51,581        4,500        110,531
Travelers Property Casualty                      300          9,881          200          6,588          400         13,175
Trinity Industries                             1,205         36,451        1,135         34,334        2,305         69,726
Trustmark Corp                                 1,800         31,275        1,700         29,538        3,700         64,288
Tyson Food Inc                                 2,511         41,118        2,473         40,495        5,145         84,249
UAL Corp *                                     1,600         96,500        1,500         90,469        3,300        199,031
UICI *                                         1,000         15,188          900         13,669        2,000         30,375

LifePath Funds          LifePath Master Portfolios - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                              LifePath 2000        LifePath 2010
                                       --------------------  -------------------
                                        Shares        Value   Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Ultramar Diamond Shamrock Corp             410      $ 9,481    1,255     $29,022
Unifi Inc*                                 268        5,963      800      17,800
Union Planters Corp                        693       27,893    1,887      75,952
Unionbancal Corp                           100        7,488      200      14,975
United Asset Mgmt Corp                     500       10,875    1,000      21,750
United Dominion Realty Trust               500        5,813    1,500      17,438
Unitrin Inc                                100        5,638      400      22,550
Universal Corp                             181        5,702      500      15,750
Universal Health Services Class B*         100        3,875      400      15,500
US Office Products Co*                      --           --      231       1,729
USA Networks Inc*                          522       10,244    1,428      28,025
Usec Inc*                                  500        7,313    1,400      20,475
U.S. Filter Corp*                          700       12,600    2,200      39,600
U.S. Industries Inc                        327        4,537    1,330      18,454
Valero Energy Corp                         180        3,218      770      13,764
Valley National Bank                       300        8,175      800      21,800
Varian Associates Inc                      177        6,029      490      16,691
Ventas Inc*                                500        5,313      900       9,563
Vulcan Materials Co                        200       22,300      400      44,600
Wallace Computer Services                   90        1,457      200       3,238
Washington Federal Inc                     312        7,059      753      17,037
Washington Post Co                          27       13,838      100      51,250
Weismarkets Inc                            200        6,963      200       6,963
Wellpoint Health Networks Inc*             100        5,338      200      10,675
Wesco Financial Corp                        --           --       --          --
Western Digital*                           700        5,775    1,300      10,725
Westfield America Inc                       --           --      200       3,175
Whitman Corp                               564        8,742    1,477      22,894
Wilmington Trust Corp                      192        8,976      510      23,843
Wisconsin Central Transport*               400        5,025      700       8,794
Witco Corp                                 316        6,636      780      16,380
York International Corp                    202        6,994      620      21,468
Ziff Davis Inc*                             --           --      300       2,400
                                                  ---------            ---------
TOTAL MEDIUM CAP VALUE STOCKS
                      - VALUE                   $ 2,170,911          $ 6,000,669
                      -  COST                   $ 2,133,472          $ 6,536,250
MEDIUM CAP UTILITY STOCKS
Percent of Net Assets                                 0.00%               0.00%
AES Corp*                                   --  $        --       -- $        --
Allegheny Energy Inc                        --           --       --          --
Calenergy Inc*                              --           --       --          --
Century Telephone Enterprise                --           --       --          --
CMS Energy Corp                             --           --       --          --
Dynegy Inc                                  --           --       --          --
El Paso Energy Corp                         --           --       --          --


LifePath Master Portfolios  - August 31, 1998 (Unaudited)                                                    LifePath Funds
---------------------------------------------------------------------------------------------------------------------------

                                                      LifePath 2020               LifePath 2030               LifePath 2040
                                             ----------------------      ----------------------      ----------------------
                                              Shares          Value       Shares          Value       Shares          Value
---------------------------------------------------------------------------------------------------------------------------
Ultramar Diamond Shamrock Corp                 2,443  $      56,494        2,336  $      54,020        4,925  $     113,891
Unifi Inc*                                     1,582         35,200        1,482         32,975        3,140         69,865
Union Planters Corp                            3,478        139,990        3,281        132,067        7,052        283,843
Unionbancal Corp                                 300         22,463          300         22,463          600         44,925
United Asset Mgmt Corp                         1,800         39,150        1,700         36,975        3,700         80,475
United Dominion Realty Trust                   2,800         32,550        2,400         27,900        5,200         60,450
Unitrin Inc                                      800         45,100          700         39,463        1,600         90,200
Universal Corp                                 1,039         32,729          894         28,161        1,965         61,898
Universal Health Services Class B*               800         31,000          700         27,125        1,600         62,000
US Office Products Co*                           480          3,600          403          3,024          912          6,838
USA Networks Inc*                              2,699         52,968        2,544         49,926        5,512        108,173
Usec Inc*                                      2,800         40,950        2,600         38,025        5,600         81,900
U.S. Filter Corp*                              4,100         73,800        3,600         64,800        7,700        138,600
U.S. Industries Inc                            2,583         35,839        2,528         35,076        5,337         74,051
Valero Energy Corp                             1,464         26,169        1,384         24,739        2,860         51,123
Valley National Bank                           1,500         40,875        1,400         38,150        3,000         81,750
Varian Associates Inc                            835         28,442          790         26,909        1,765         60,120
Ventas Inc*                                    1,700         18,063        1,580         16,788        3,374         35,849
Vulcan Materials Co                              800         89,200          800         89,200        1,700        189,550
Wallace Computer Services                        300          4,856          210          3,399          400          6,475
Washington Federal Inc                         1,528         34,571        1,395         31,562        3,037         68,712
Washington Post Co                               180         92,250          133         68,163          325        166,563
Weismarkets Inc                                  300         10,444          200          6,963          500         17,406
Wellpoint Health Networks Inc*                   400         21,350          400         21,350          800         42,700
Wesco Financial Corp                              --             --           --             --          100         28,475
Western Digital*                               2,500         20,625        2,400         19,800        5,100         42,075
Westfield America Inc                            400          6,350          300          4,763          600          9,525
Whitman Corp                                   2,851         44,191        2,694         41,757        5,765         89,358
Wilmington Trust Corp                            949         44,366          904         42,262        1,875         87,656
Wisconsin Central Transport*                   1,400         17,588        1,300         16,331        2,800         35,175
Witco Corp                                     1,552         32,592        1,522         31,962        3,195         67,095
York International Corp                        1,159         40,130        1,114         38,572        2,385         82,581
Ziff Davis Inc*                                  700          5,600          500          4,000        1,100          8,800
                                                         ----------                  ----------                  ----------
TOTAL MEDIUM CAP VALUE STOCKS
                      - VALUE                          $ 11,385,605                $ 10,682,270                $ 22,959,634
                      -  COST                          $ 12,048,539                $ 11,685,602                $ 26,182,083
MEDIUM CAP UTILITY STOCKS
Percent of Net Assets                                         0.41%                       0.00%                       0.00%
AES Corp*                                      2,296   $     62,566          --    $        --           --    $        --
Allegheny Energy Inc                           1,809         48,165          --             --           --             --
Calenergy Inc*                                   900         22,894          --             --           --             --
Century Telephone Enterprise                   1,242         56,356          --             --           --             --
CMS Energy Corp                                1,314         55,599          --             --           --             --
Dynegy Inc                                     1,600         15,300          --             --           --             --
El Paso Energy Corp                            1,684         41,784          --             --           --             --

LifePath Funds          LifePath Master Portfolios - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
                                          LifePath 2000            LifePath 2010
                                 ----------------------    ---------------------
                                    Shares        Value       Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Energy East Corp                        --          $--           --        $ --
Florida Progress Corp                   --           --           --          --
Idaho Power Co                          --           --           --          --
Illinova Corp                           --           --           --          --
IPALCO Enterprises Inc                  --           --           --          --
Kansas City Power & Light Co            --           --           --          --
LG & E Energy Corp                      --           --           --          --
Marketspan Corp                         --           --           --          --
MCN Corp                                --           --           --          --
Midamerican Energy Co                   --           --           --          --
Montana Power Co                        --           --           --          --
National Fuel Gas Co                    --           --           --          --
New Century Energies Inc                --           --           --          --
New England Electric System             --           --           --          --
NIPSCO Industries Inc                   --           --           --          --
Northeast Utilities*                    --           --           --          --
OGE Energy Corp                         --           --           --          --
Pinnacle West Capital Corp              --           --           --          --
Potomac Electric Power                  --           --           --          --
Puget Sound Power & Light               --           --           --          --
Scana Corp                              --           --           --          --
Southern New England Telecom            --           --           --          --
Teco Energy                             --           --           --          --
Telephone & Data System                 --           --           --          --
Utilicorp United Inc                    --           --           --          --
Wisconsin Energy Corp                   --           --           --          --
                                                -------                  -------
TOTAL MEDIUM CAP UTILITY STOCKS
                        - VALUE                 $    --                  $    --
                        -  COST                 $    --                  $    --
SMALL CAP GROWTH STOCKS
Percent of Net Assets                             0.17%                    0.13%
Adtran Inc*                            100      $ 2,150          200     $ 4,300
Agouron Pharmaceuticals Inc*            --           --          300       5,775
APAC Teleservices Inc*                 100          313          200         625
Arrow International Inc                 --           --          100       2,713
Aspect Telecommunication Corp*          --           --          500      11,906
Bally Total Fitness Holdings Corp*      26          393           76       1,159
BJ's Wholesale Club Inc*               365       12,319           --          --
Breed Technologies Inc                  --           --           --          --
Broderbund Software Inc*               200        2,788          200       2,788
C-Cube Microsystems Inc*               100        1,481          300       4,444
Choice Hotels International Inc*        59          708          505       6,060
Choicepoint Inc*                       141        5,587          140       5,548
Cognex Corp*                            --           --          300       4,200
Coleman Co Inc*                         --           --          200        2,02


LifePath Master Portfolios - August 31, 1998 (Unaudited)                                                 LifePath Funds
-----------------------------------------------------------------------------------------------------------------------

                                                  LifePath 2020               LifePath 2030               LifePath 2040
                                      -------------------------   -------------------------   -------------------------
                                          Shares          Value       Shares          Value       Shares          Value
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
Energy East Corp                           1,087   $     48,915          --      $      --           --     $       --
Florida Progress Corp                      1,434         60,497          --             --           --             --
Idaho Power Co                               585         17,806          --             --           --             --
Illinova Corp                              1,153         29,762          --             --           --             --
IPALCO Enterprises Inc                       882         38,808          --             --           --             --
Kansas City Power & Light Co                 955         27,158          --             --           --             --
LG & E Energy Corp                           992         25,420          --             --           --             --
Marketspan Corp                              719         19,683          --             --           --             --
MCN Corp                                     930         16,333          --             --           --             --
Midamerican Energy Co                        680         16,873          --             --           --             --
Montana Power Co                             824         32,136          --             --           --             --
National Fuel Gas Co                         582         23,935          --             --           --             --
New Century Energies Inc                   1,535         70,802          --             --           --             --
New England Electric System                1,008         40,698          --             --           --             --
NIPSCO Industries Inc                      2,030         59,378          --             --           --             --
Northeast Utilities*                       1,916         28,740          --             --           --             --
OGE Energy Corp                            1,224         33,737          --             --           --             --
Pinnacle West Capital Corp                 1,334         57,612          --             --           --             --
Potomac Electric Power                     1,806         44,247          --             --           --             --
Puget Sound Power & Light                    971         24,396          --             --           --             --
Scana Corp                                 1,446         44,374          --             --           --             --
Southern New England Telecom                 975         63,192          --             --           --             --
Teco Energy                                1,789         47,520          --             --           --             --
Telephone & Data System                      827         27,394          --             --           --             --
Utilicorp United Inc                         675         23,245          --             --           --             --
Wisconsin Energy Corp                      1,645         47,808          --             --           --             --
                                                  -------------                  ---------                  ----------
TOTAL MEDIUM CAP UTILITY STOCKS
                        - VALUE                    $  1,273,133                  $      --                  $       --
                        -  COST                    $    887,788                  $      --                  $       --
SMALL CAP GROWTH STOCKS
Percent of Net Assets                                      0.18%                       0.19%                       0.20%
Adtran Inc*                                  200   $      4,300          300      $   6,450          700    $    15,050
Agouron Pharmaceuticals Inc*                 500          9,625          500          9,625        1,100         21,175
APAC Teleservices Inc*                       400          1,250          400          1,250          600          1,875
Arrow International Inc                      --             --           --             --           200          5,425
Aspect Telecommunication Corp*               --             --           --             --         1,100         26,194
Bally Total Fitness Holdings Corp*           185          2,821          116          1,769          223          3,401
BJ's Wholesale Club Inc*                     497         16,774          367         12,386          --             --
Breed Technologies Inc                       --             --           --             --           100            731
Broderbund Software Inc*                     200          2,788          200          2,788          500          6,969
C-Cube Microsystems Inc*                     300          4,444          400          5,925          700         10,369
Choice Hotels International Inc*           1,105         13,260          807          9,684        1,217         14,604
Choicepoint Inc*                             364         14,424          267         10,580          484         19,179
Cognex Corp*                                 700          9,800          600          8,400        1,300         18,200
Coleman Co Inc*                              --             --           --             --           200          2,025

LifePath Funds          LifePath Master Portfolios - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                               LifePath 2000       LifePath 2010
                                          ------------------  ------------------
                                            Shares     Value    Shares     Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Collins & Aikman Corp*                          --   $    --        --   $    --
Commscope Inc*                                  50       663       346     4,585
Covance Inc*                                    90     2,003       581    12,927
Dal Tile International Inc*                     --        --        --        --
Donelley (RH) Corp*                             36       475       287     3,785
DSP Communications Inc*                         --        --       500     5,719
EEX Corp*                                      137       608     1,213     5,383
Electronics for Imaging Inc*                   400     5,850       500     7,313
Etec Systems Inc*                               --        --       200     4,825
Federal Signal Corp                            498    10,147       490     9,984
GenCorp Inc                                     --        --        --        --
General Semiconductor Inc*                      37       238       260     1,674
Georgia Gulf Corp                              237     4,073       360     6,188
Global DirectMail Corp*                        200     2,663       200     2,663
Halter Marine Group Inc*                       273     2,457       282     2,538
Health Care Property Investors Inc             300     9,394       300     9,394
Host Marriott Services Corp*                   240     2,370       240     2,370
Hussmann International Inc                      32       420       438     5,749
Informix Corp*                               1,390     4,865     1,320     4,620
Kaydon Corp                                     --        --        --        --
Lance Inc                                       --        --        --        --
Land's End Inc*                                 --        --        --        --
Lawter International Inc                        --        --        --        --
Lee Enterprises Inc                            498    11,765        --        --
Macromedia Inc*                                400     5,025       400     5,025
Magne Tek Inc*                                  --        --        --        --
Mascotech Inc                                   --        --       300     5,250
MAXXAM Inc*                                     --        --        --        --
Micron Electronics Inc*                         --        --       200     2,350
Mid Atlantic Medical Services*                 400     2,225       500     2,781
Newport News Shipbuilding                       64     1,504       292     6,862
Nordson Corp                                   214     9,122       160     6,820
Oakley Inc*                                    600     6,038       600     6,038
Objective Systems Integrator Corp*              --        --       100       513
Omnipoint Corp*                                200     2,200       300     3,300
Pogo Producing Co                              300     3,581       300     3,581
Presstek Inc*                                  200     1,638       400     3,275
Rambus Inc*                                     --        --       100     4,775
Rational Software Corp*                         --        --       900    10,013
Richfood Holdings Inc                           --        --       500    10,281
Rollins Inc                                    388     7,105       210     3,846
Schweitzer-Mauduit International                20       496        92     2,283
Skytel Communications Inc*                      --        --       400     5,250
Sodexho Marriott Services Inc*                  44     1,095       251     6,244
Sotheby's Inc                                  611    10,463        --        --

LifePath Master Portfolios  - August 31, 1998 (Unaudited)         LifePath Funds
--------------------------------------------------------------------------------

                                                     LifePath 2020               LifePath 2030               LifePath 2040
                                         -------------------------    ------------------------    ------------------------
                                             Shares          Value       Shares          Value       Shares          Value
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
Collins & Aikman Corp*                           --     $       --           --      $      --          400        $ 2,600
Commscope Inc*                                  792         10,494          612          8,109        1,552         20,564
Covance Inc*                                  1,029         22,895          877         19,513        1,546         34,399
Dal Tile International Inc*                      --             --           --             --          200          1,700
Donelley (RH) Corp*                             628          8,284          549          7,235        1,381         18,215
DSP Communications Inc*                          --             --          600          6,863        1,000         11,438
EEX Corp*                                     1,934          8,582        2,344         10,402        4,867         21,597
Electronics for Imaging Inc*                  1,000         14,625        1,000         14,625        2,000         29,250
Etec Systems Inc*                               400          9,650          300          7,238          700         16,888
Federal Signal Corp                             807         16,443          802         16,341        1,780         36,268
GenCorp Inc                                     485         10,185           --             --           --             --
General Semiconductor Inc*                      594          3,824          459          2,955        1,164          7,493
Georgia Gulf Corp                               745         12,805          465          7,992          640         11,000
Global DirectMail Corp*                         300          3,994          200          2,663          400          5,325
Halter Marine Group Inc*                        369          3,321          330          2,970          630          5,670
Health Care Property Investors Inc              400         12,525          500         15,656          700         21,919
Host Marriott Services Corp*                    380          3,753          320          3,160          680          6,715
Hussmann International Inc                    1,025         13,453          797         10,461        1,532         20,108
Informix Corp*                                3,118         10,913        2,138          7,483        5,180         18,130
Kaydon Corp                                     500         13,531           --             --           --             --
Lance Inc                                       478          8,843           --             --           --             --
Land's End Inc*                                 547         11,214           --             --           --             --
Lawter International Inc                        677          5,162           --             --           --             --
Lee Enterprises Inc                             708         16,727          510         12,049           --             --
Macromedia Inc*                                 700          8,794          500          6,281          900         11,306
Magne Tek Inc*                                  367          4,771           --             --           --             --
Mascotech Inc                                    --             --          400          7,000          800         14,000
MAXXAM Inc*                                     128          7,296           --             --           --             --
Micron Electronics Inc*                         400          4,700          300          3,525          500          5,875
Mid Atlantic Medical Services*                  700          3,894          500          2,781        1,300          7,231
Newport News Shipbuilding                       615         14,453          465         10,928          846         19,881
Nordson Corp                                    293         12,489          208          8,866          385         16,411
Oakley Inc*                                   1,200         12,075          800          8,050        1,200         12,075
Objective Systems Integrator Corp*               --             --           --             --          200          1,025
Omnipoint Corp*                                 400          4,400          400          4,400          600          6,600
Pogo Producing Co                               600          7,163          500          5,969        1,100         13,131
Presstek Inc*                                   400          3,275          400          3,275          600          4,913
Rambus Inc*                                     300         14,325          200          9,550          500         23,875
Rational Software Corp*                       1,800         20,025        1,600         17,800        3,200         35,600
Richfood Holdings Inc                            --             --          600         12,338        1,000         20,563
Rollins Inc                                     645         11,812          400          7,325          675         12,361
Schweitzer-Mauduit International                214          5,310          176          4,367          351          8,709
Skytel Communications Inc*                       --             --           --             --           --             --
Sodexho Marriott Services Inc*                  588         14,627          494         12,288        1,237         30,770
Sotheby's Inc                                   848         14,522          623         10,669           --             --

LifePath Funds          LifePath Master Portfolios - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                              LifePath 2000        LifePath 2010
                                       --------------------  -------------------
                                          Shares      Value     Shares     Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
SPX Corp*                                     22    $ 1,095         46   $ 2,289
Steel Dynamics Inc*                           --         --        300     3,338
Structural Dynamics Research*                303      2,727         --        --
Superior Industries International Inc        322      6,702        260     5,411
TCA Cable TV Inc*                            532     12,236         --        --
Teletech Holdings Inc*                        --         --        100       838
Thermo Cardiosystems Inc*                    150      2,250        250     3,750
Tootsie Roll Inds Inc*                       436     14,715        437    14,743
Transtexas Gas Corp*                          --         --         --        --
Vanguard Cellular Systems Inc*               411      7,706        330     6,188
Wausau-Mosinee Paper Corp                    392      4,998        316     4,029
West Teleservices*                            --         --         --        --
Williams-Sonoma Inc*                          --         --         --        --
Xylan Corp*                                  100      1,525        100     1,525
Zenith Electronics Corp*                      44         17         89        35
                                                  ---------            ---------
TOTAL SMALL CAP GROWTH STOCKS
                      - VALUE                     $ 188,193            $ 271,893
                      -  COST                     $ 288,149            $ 447,462
SMALL CAP VALUE STOCKS
Percent of Net Assets                                 0.51%                0.29%
A Schulman Inc                               403    $ 6,398        420   $ 6,668
Acnielson Corp*                               73      1,465        453     9,088
Advanta Corp Class B                         163      1,671        163     1,671
AGL Resources Inc                            538      9,852        440     8,058
Aliant Communications Inc                     --         --         --        --
American Oncology Resources Corp*             --         --        200     1,700
Anixter International Inc*                   500      8,125        500     8,125
AnnTaylor Stores Inc*                        247      6,005        195     4,741
Apria Healthcare Group Inc*                  500      2,094        600     2,513
Argonaut Group Inc                            --         --        100     2,575
Bandag Inc                                    --         --        100     3,013
Bandag Inc Class A                           100      2,863        100     2,863
Bassett Furniture Industries Inc              25        553         50     1,106
Bob Evans Farms Inc                          468      8,629        360     6,638
Boise Cascade Office Products Corp*           --         --        100     1,369
Boston Chicken Inc*                          600        581        500       484
Boyd Gaming Corp*                             --         --        200       800
Brinker International Inc*                 1,056     18,084        990    16,954
Burlington Industries Inc*                   729      6,926        477     4,532
Capstead Mortgage Corp                        --         --        400     1,200
Charming Shoppes Inc*                         59        258         --        --
ChemFirst Inc                                 35        602         84     1,444
Chesapeake Corp                              256      8,384        200     6,550
Chesapeake Energy Corp                        --         --        400       625
Chris-Craft Industries Inc*                  119      4,953        268    11,156


LifePath Master Portfolios  - August 31, 1998 (Unaudited)                                                    LifePath Funds
---------------------------------------------------------------------------------------------------------------------------

                                                      LifePath 2020               LifePath 2030               LifePath 2040
                                           ------------------------    ------------------------    ------------------------
                                              Shares          Value       Shares          Value       Shares          Value
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
SPX Corp*                                        226      $  11,244           83     $    4,129          248   $     12,338
Steel Dynamics Inc*                              600          6,675          400          4,450        1,000         11,125
Structural Dynamics Research*                    434          3,906          319          2,871          --             --
Superior Industries International Inc            454          9,449          331          6,889          510         10,614
TCA Cable TV Inc*                                742         17,066          552         12,696          --             --
Teletech Holdings Inc*                           --             --           --             --           300          2,513
Thermo Cardiosystems Inc*                        300          4,500          300          4,500          450          6,750
Tootsie Roll Inds Inc*                           654         22,073          437         14,737        1,104         37,260
Transtexas Gas Corp*                             --             --           --             --           300          1,144
Vanguard Cellular Systems Inc*                   595         11,156          427          8,006          390          7,313
Wausau-Mosinee Paper Corp                        572          7,293          407          5,189          371          4,730
West Teleservices*                               --             --           --             --           200          2,100
Williams-Sonoma Inc*                             --             --           --             --           400         10,200
Xylan Corp*                                      --             --           100          1,525          200          3,050
Zenith Electronics Corp*                         279            109          230             90          367            143
                                                          ---------                   ---------                 -----------
TOTAL SMALL CAP GROWTH STOCKS
                      - VALUE                             $ 558,111                   $ 425,066                 $   788,082
                      -  COST                             $ 751,590                   $ 636,638                 $ 1,219,034

SMALL CAP VALUE STOCKS
Percent of Net Assets                                         0.42%                       0.42%                       0.44%
A Schulman Inc                                   686      $  10,890          616     $    9,779        1,185   $     18,812
Acnielson Corp*                                  918         18,417          707         14,184        1,530         30,696
Advanta Corp Class B                             272          2,788          217          2,224          380          3,895
AGL Resources Inc                                798         14,613          558         10,218          520          9,523
Aliant Communications Inc                        490         12,128          --             --           --             --
American Oncology Resources Corp*                --             --           200          1,700          400          3,400
Anixter International Inc*                       500          8,125          700         11,375        1,200         19,500
AnnTaylor Stores Inc*                            351          8,534          253          6,151          237          5,762
Apria Healthcare Group Inc*                      800          3,350          800          3,350        1,300          5,444
Argonaut Group Inc                               --             --           200          5,150          300          7,725
Bandag Inc                                       200          6,025          100          3,013          300          9,038
Bandag Inc Class A                               200          5,725          200          5,725          400         11,450
Bassett Furniture Industries Inc                 200          4,425          120          2,655          206          4,558
Bob Evans Farms Inc                              752         13,865          472          8,703        1,250         23,047
Boise Cascade Office Products Corp*              800         10,950          200          2,738          400          5,475
Boston Chicken Inc*                              700            678          700            678        1,100          1,066
Boyd Gaming Corp*                                --             --           300          1,200          700          2,800
Brinker International Inc*                     1,871         32,041        1,171         20,053        2,130         36,476
Burlington Industries Inc*                     1,136         10,792          749          7,116        1,902         18,069
Capstead Mortgage Corp                           800          2,400          700          2,100        1,500          4,500
Charming Shoppes Inc*                          2,288         10,010        1,620          7,088        3,364         14,718
ChemFirst Inc                                    314          5,397          224          3,850          348          5,981
Chesapeake Corp                                  361         11,823          266          8,712          650         21,288
Chesapeake Energy Corp                         1,000          1,563          500            781        1,000          1,563
Chris-Craft Industries Inc*                      506         21,062          344         14,319          232          9,657

LifePath Funds          LifePath Master Portfolios - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                               LifePath 2000       LifePath 2010
                                          ------------------  ------------------
                                            Shares     Value    Shares     Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Cirrus Logic Inc*                              634   $ 3,844       780   $ 4,729
Conectiv Inc                                 1,067    21,740       855    17,421
Corn Product International Inc*                 60     1,421       295     6,988
Credit Acceptance Corp*                        200     1,275       200     1,275
Cypress Semiconductor Corp*                    800     4,900       840     5,145
Department 56 Inc*                             200     5,900       200     5,900
Devon Energy Corp                               --        --       200     5,288
Dura Pharmaceuticals Inc*                       --        --       500     8,250
Earthgrains Co                                  56     1,540       292     8,030
Enesco Group Inc                               220     5,308       170     4,101
Ethyl Corp                                   1,031     4,382     1,010     4,293
Federal Realty Investment Trust                 --        --        --        --
Ferro Corp                                     457     9,226       375     7,570
Fingerhut Co*                                  505    12,246       400     9,700
First Brands Corp                              486     9,690       480     9,570
Fleming Co Inc                                   2        24       291     3,474
Footstar Inc*                                   46     1,340       245     7,136
Franchise Finance Corp                          --        --       100     2,338
Fritz Co Inc*                                  200     1,600       200     1,600
Fuller (H B) Co                                 --        --        --        --
Gaylord Entertainment Co Class A               105     2,802       105     2,802
Geon Co                                         --        --        --        --
Getchell Gold Corp*                             24       216       259     2,331
Glatfelter (P H) Co                            486     5,650       280     3,255
Glenayre Technologies Inc*                     650     4,388       650     4,388
Grand Casinos Inc*                             400     3,500       400     3,500
Granite Construction Inc                        --        --        --        --
Harland (John H) Co                             55       718       248     3,240
Heilig Meyers Co                               524     5,961       410     4,664
Homestead Village Property Inc*                 75       614        87       712
Houghton Mifflin Co                            304     9,177       240     7,245
Hunt (J B) Transport Services                   --        --        --        --
Idexx Laboratories Inc*                        400     7,000       500     8,750
Imation Corp*                                  276     4,330       516     8,095
Indiana Energy Inc*                             --        --        --        --
Information Resources Inc*                      --        --        --        --
Input/Output Inc*                              500     4,875       500     4,875
Integrated Device Technology Inc*              700     3,216       800     3,675
Intergraph Corp*                                54       341       367     2,317
International Multifoods Corp                   --        --        --        --
International Rectifier Corp*                  500     2,125       500     2,125
Interstate Energy Corp                         341    10,273       260     7,833
IVAX Corp*                                   1,230     9,533     1,240     9,610
Jacobs Engineering Group*                       --        --        --        --
JM Smucker Co                                  305     6,615        --        --


LifePath Master Portfolios  - August 31, 1998 (Unaudited)                                                  LifePath Funds
-------------------------------------------------------------------------------------------------------------------------

                                                    LifePath 2020               LifePath 2030               LifePath 2040
                                         ------------------------    ------------------------    ------------------------
                                            Shares          Value       Shares          Value       Shares          Value
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
Cirrus Logic Inc*                            1,496        $ 9,070        1,066        $ 6,463        1,510        $ 9,154
Conectiv Inc                                 1,525         31,072        1,090         22,209        1,027         20,925
Corn Product International Inc*                696         16,487          569         13,478        1,368         32,405
Credit Acceptance Corp*                        --             --           200          1,275          500          3,188
Cypress Semiconductor Corp*                  1,364          8,355        1,424          8,722        3,170         19,416
Department 56 Inc*                             300          8,850          200          5,900          600         17,700
Devon Energy Corp                              500         13,219          400         10,575          900         23,794
Dura Pharmaceuticals Inc*                    1,000         16,500          800         13,200        1,700         28,050
Earthgrains Co                                 668         18,370          536         14,740        1,224         33,660
Enesco Group Inc                               299          7,213          214          5,163          210          5,066
Ethyl Corp                                   2,029          8,623        1,308          5,559        2,530         10,753
Federal Realty Investment Trust                --             --           --             --           400          8,050
Ferro Corp                                     654         13,203          496         10,013        1,222         24,669
Fingerhut Co*                                  714         17,315          509         12,343          180          4,365
First Brands Corp                              694         13,837          704         14,036        1,060         21,134
Fleming Co Inc                                 801          9,562          589          7,031        1,206         14,397
Footstar Inc*                                  521         15,174          382         11,126          654         19,048
Franchise Finance Corp                         --             --           --             --           200          4,675
Fritz Co Inc*                                  300          2,400          --             --           400          3,200
Fuller (H B) Co                                225         10,688          --             --           --             --
Gaylord Entertainment Co Class A               140          3,736          171          4,564          250          6,672
Geon Co                                        --             --           --             --           300          5,813
Getchell Gold Corp*                            222          1,998          458          4,122          646          5,814
Glatfelter (P H) Co                            769          8,940          489          5,685          770          8,951
Glenayre Technologies Inc*                   1,175          7,931          800          5,400        1,425          9,619
Grand Casinos Inc*                             700          6,125          500          4,375          900          7,875
Granite Construction Inc                       405          9,619          --             --           --             --
Harland (John H) Co                            620          8,099          616          8,047        1,015         13,258
Heilig Meyers Co                               834          9,487          544          6,188        1,300         14,788
Homestead Village Property Inc*                100            819          113            925          188          1,539
Houghton Mifflin Co                            460         13,886          310          9,358          890         26,867
Hunt (J B) Transport Services                  596         10,095          --             --           --             --
Idexx Laboratories Inc*                        800         14,000          600         10,500        1,000         17,500
Imation Corp*                                  702         11,013          731         11,468        1,617         25,367
Indiana Energy Inc*                            352         10,098          --             --           --             --
Information Resources Inc*                     403          3,929          --             --           --             --
Input/Output Inc*                            1,000          9,750          700          6,825        1,100         10,725
Integrated Device Technology Inc*            1,700          7,809          800          3,675        2,100          9,647
Intergraph Corp*                               861          5,435          586          3,699          992          6,262
International Multifoods Corp                  274          4,761          --             --           --             --
International Rectifier Corp*                1,000          4,250          700          2,975        1,100          4,675
Interstate Energy Corp                         473         14,249          343         10,333          667         20,093
IVAX Corp*                                   2,323         18,003        1,963         15,213        3,995         30,961
Jacobs Engineering Group*                      373          9,512          --             --           --             --
JM Smucker Co                                  436          9,456          331          7,179          --             --

LifePath Funds          LifePath Master Portfolios - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                               LifePath 2000       LifePath 2010

                                            Shares     Value    Shares     Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
John Alden Financial Corp                       --   $    --        --   $    --
Kennametal Inc                                 300     7,781       300     7,781
Komag Inc*                                     400     1,100       600     1,650
Lam Research Corp*                             300     3,281       300     3,281
Lone Star Steakhouse & Saloon*                 300     2,550       400     3,400
Longview Fibre Co                              554     5,402       540     5,265
Luby's Cafeteria Inc                            45       686       219     3,340
Medaphis Corp*                                 800     3,250       900     3,656
Media General Inc Class A                      280    11,900       220     9,350
MEMC Electronic Materials Inc*                 300     1,613       300     1,613
Mentor Graphics Corp*                          600     4,163       700     4,856
Michael Foods Inc                               --        --        --        --
Michaels Stores Inc*                            --        --        --        --
Micro Warehouse Inc*                           300     4,875       300     4,875
Mid American Waste Systems Inc*                 --        --        --        --
Minnesota Power & Light Co                     349    14,854       270    11,492
Mississippi Chemical Corp                       11       138        28       352
Mobile Media Corp*                             300       150       200       100
Modine Manufacturing Co                        309     8,594       250     6,953
NCH Corp                                        --        --        --        --
Nevada Power Co                                444    11,017       360     8,933
Nielson Media Research Corp*                    60       540       444     3,996
Nine West Group Inc*                           200     3,188       300     4,781
Novacare Inc*                                   --        --        --        --
Octel Corp*                                     19       292       134     2,060
OEA Inc                                         --        --        --        --
Old National Bancorp                           345    16,840       231    11,276
Olsten Corp                                    291     1,710       525     3,084
Oregon Steel Mills Inc                          --        --        --        --
Overseas Shipholding Group                     393     5,600       310     4,418
PacifiCare Health Systems Inc Class A*         112     6,776        70     4,235
Parker Drilling*                                --        --        --        --
Paymentech Inc*                                 --        --       100     1,144
Perrigo Co*                                    812     6,902       550     4,675
Petsmart Inc*                                1,200     5,925     1,300     6,419
PharMerica Inc*                                 35       137       338     1,320
Pittston Burlington Group                       61       484       160     1,270
Planet Hollywood International*                 --        --       200       950
Policy Management System Corp*                 496    20,708       340    14,195
Pride International Inc*                        --        --       400     3,175
Primadonna Resorts Inc*                         --        --        --        --
Public Service Co of New Mexico                 --        --        --        --
Quaker State Corp                               --        --        --        --
Quest Diagnostics Inc*                          46       765       240     3,990
Readers Digest Association Inc                 200     4,050       300     6,075


LifePath Master Portfolios  - August 31, 1998 (Unaudited)                                                    LifePath Funds
---------------------------------------------------------------------------------------------------------------------------

                                                      LifePath 2020               LifePath 2030               LifePath 2040
                                          -------------------------   -------------------------   -------------------------
                                              Shares          Value       Shares          Value       Shares          Value
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
John Alden Financial Corp                         --     $       --           --      $      --          300        $ 6,731
Kennametal Inc                                   411         10,660          300          7,781          600         15,563
Komag Inc*                                     1,100          3,025          800          2,200        1,100          3,025
Lam Research Corp*                               500          5,469          500          5,469        1,200         13,125
Lone Star Steakhouse & Saloon*                   700          5,950          500          4,250          900          7,650
Longview Fibre Co                                890          8,678          575          5,606        1,330         12,968
Luby's Cafeteria Inc                             480          7,320          369          5,627          621          9,470
Medaphis Corp*                                 1,100          4,469        1,200          4,875        2,000          8,125
Media General Inc Class A                        410         17,425          290         12,325          570         24,225
MEMC Electronic Materials Inc*                   400          2,150          400          2,150          800          4,300
Mentor Graphics Corp*                            852          5,911        1,000          6,938        1,600         11,100
Michael Foods Inc                                229          5,668           --             --           --             --
Michaels Stores Inc*                              --             --           --             --          200          4,700
Micro Warehouse Inc*                             600          9,750          400          6,500          700         11,375
Mid American Waste Systems Inc*                  372            163           --             --           --             --
Minnesota Power & Light Co                       480         20,430          350         14,897          335         14,258
Mississippi Chemical Corp                        105          1,319           74            930          116          1,457
Mobile Media Corp*                               400            200          300            150          700            350
Modine Manufacturing Co                          465         12,933          335          9,317          500         13,906
NCH Corp                                         124          7,053           89          5,062           --             --
Nevada Power Co                                  652         16,178          472         11,712          450         11,166
Nielson Media Research Corp*                   1,023          9,210          888          7,995        2,120         19,080
Nine West Group Inc*                             300          4,781          400          6,375        1,000         15,938
Novacare Inc*                                    975          7,130          710          5,192           --             --
Octel Corp*                                      300          4,613          261          4,013          478          7,349
OEA Inc                                          308          2,387          223          1,728           --             --
Old National Bancorp                             463         22,600          347         16,938          810         39,538
Olsten Corp                                    1,117          6,562          988          5,805        2,216         13,019
Oregon Steel Mills Inc                           299          2,822          199          1,878           --             --
Overseas Shipholding Group                       550          7,838          405          5,771          375          5,344
PacifiCare Health Systems Inc Class A*           459         27,770          135          8,168          242         14,641
Parker Drilling*                                 844          3,376          619          2,476           --             --
Paymentech Inc*                                   --             --          200          2,288          400          4,575
Perrigo Co*                                    1,252         10,642          842          7,157        1,680         14,280
Petsmart Inc*                                  2,200         10,863        1,600          7,900        3,000         14,813
PharMerica Inc*                                  955          3,731          792          3,094        1,547          6,043
Pittston Burlington Group                        328          2,604          221          1,754          402          3,191
Planet Hollywood International*                  500          2,375          400          1,900          600          2,850
Policy Management System Corp*                   606         25,301          516         21,543          880         36,740
Pride International Inc*                         800          6,350          800          6,350        1,700         13,494
Primadonna Resorts Inc*                           --             --           --             --          400          3,050
Public Service Co of New Mexico                  650         13,000          470          9,400           --             --
Quaker State Corp                                419          5,264          299          3,756           --             --
Quest Diagnostics Inc*                           515          8,562          389          6,467          825         13,716
Readers Digest Association Inc                   300          6,075          300          6,075          600         12,150

LifePath Funds          LifePath Master Portfolios - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                             LifePath 2000         LifePath 2010
                                       -------------------   -------------------
                                         Shares      Value     Shares      Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Read-Rite Corp*                             400    $ 2,200        500    $ 2,750
Roadway Express Inc                          46        696        158      2,390
Ruby Tuesday Inc                            384      5,400        200      2,813
Ruddick Corp                                 --         --         --         --
Ryans Family Steak House*                   119      1,212        516      5,257
Sabre Group Holdings Inc*                    --         --        200      6,400
Santa Fe Energy Resources Inc*               83        623        809      6,068
Sbarro Inc*                                  --         --         --         --
Scholastic Corp*                            200      7,750        200      7,750
Seagull Energy Corp*                        391      3,470        610      5,414
Sensormatic Electronics Corp*               535      4,079        870      6,634
Sequa Corp*                                 110      7,019         --         --
Sequent Computer*                           340      2,189         --         --
Shiva Corp*                                 300      1,294        300      1,294
Southland Corp*                           1,800      4,134      1,400      3,216
Spelling Entertainment Group*                --         --         --         --
SPS Transaction Services Corp*               --         --        100      3,119
Standard Register                           301      9,444         --         --
Stewart & Stevenson Services                364      4,755        380      4,964
Stride Rite Corp                             63        551        375      3,281
Sunglass Hut Inc*                           600      3,450        500      2,875
Sybase Inc*                                 700      4,813        700      4,813
Talbots Inc                                 200      4,213        200      4,213
TCI Satellite Entertainment*                107        428        543      2,172
Tecumseh Products Co                        241     11,463        190      9,037
Terra Industries Inc                        500      2,500        400      2,000
The Fund American Co                         --         --         --         --
Unisource Worldwide Inc                      94        623        665      4,406
Universal Foods Corp                        558     11,788        640     13,520
UNOVA Inc*                                   34        542        434      6,917
Valhi Inc                                    --         --         --         --
Vencor Inc*                                 500      1,813        700      2,538
Vishay Intertechnology Inc*                 463      4,862        468      4,914
Vlasic Foods International*                  80      1,160        362      5,249
VLSI Technology*                            200      1,813        400      3,625
Washington Gas Light                        464     11,020        360      8,550
Watts Industries Inc                        308      5,140         --         --
Weingarten                                  200      7,700        200      7,700
Wellman Inc                                 363      4,152        280      3,203
Xtra Corp                                   200     11,775        200     11,775
Yellow Corp*                                 49        585        223      2,662
                                                 ---------           -----------

TOTAL SMALL CAP VALUE STOCKS
                     - VALUE                     $ 553,140           $   611,577
                     - COST                      $ 942,680           $ 1,105,331


LifePath Master Portfolios  - August 31, 1998 (Unaudited)                                                   LifePath Funds
--------------------------------------------------------------------------------------------------------------------------

                                                     LifePath 2020               LifePath 2030               LifePath 2040
                                         -------------------------   -------------------------   -------------------------
                                             Shares          Value       Shares          Value       Shares          Value
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
Read-Rite Corp*                                 600   $      3,300          800   $      4,400        1,700   $      9,350
Roadway Express Inc                             270          4,084          243          3,675          359          5,430
Ruby Tuesday Inc                                642          9,028          398          5,597          774         10,884
Ruddick Corp                                    714         10,799          524          7,926           --             --
Ryans Family Steak House*                     1,012         10,310          679          6,917        1,039         10,585
Sabre Group Holdings Inc*                       400         12,800          300          9,600          500         16,000
Santa Fe Energy Resources Inc*                1,875         14,063        1,239          9,293        2,826         21,195
Sbarro Inc*                                     319          6,320          219          4,339           --             --
Scholastic Corp*                                200          7,750          200          7,750          400         15,500
Seagull Energy Corp*                          1,248         11,076        1,103          9,789        2,275         20,191
Sensormatic Electronics Corp*                 1,723         13,138        1,048          7,991        1,885         14,373
Sequa Corp*                                     137          8,742          102          6,509           --             --
Sequent Computer*                               471          3,032          341          2,195           --             --
Shiva Corp*                                     600          2,588          400          1,725          600          2,588
Southland Corp*                               2,600          5,972        1,800          4,134        4,200          9,647
Spelling Entertainment Group*                    --             --           --             --          400          2,400
SPS Transaction Services Corp*                   --             --           --             --          200          6,238
Standard Register                               432         13,554          312          9,789           --             --
Stewart & Stevenson Services                    495          6,466          365          4,768          845         11,038
Stride Rite Corp                                893          7,814          707          6,186        1,450         12,688
Sunglass Hut Inc*                             1,000          5,750          700          4,025        1,300          7,475
Sybase Inc*                                   1,400          9,625        1,200          8,250        2,500         17,188
Talbots Inc                                      --             --          200          4,213          400          8,425
TCI Satellite Entertainment*                  1,150          4,600          883          3,532        1,866          7,464
Tecumseh Products Co                            345         16,409          249         11,843          431         20,499
Terra Industries Inc                            700          3,500          500          2,500        1,100          5,500
The Fund American Co                             --             --           --             --          100         12,800
Unisource Worldwide Inc                       1,174          7,778        1,092          7,235        2,674         17,715
Universal Foods Corp                            818         17,280          978         20,660        1,540         32,533
UNOVA Inc*                                    1,058         16,862          818         13,037        1,661         26,472
Valhi Inc                                        --             --           --             --          300          3,731
Vencor Inc*                                   1,500          5,438        1,180          4,278        2,474          8,968
Vishay Intertechnology Inc*                     926          9,723          809          8,495        1,731         18,176
Vlasic Foods International*                     832         12,064          727         10,542        1,802         26,129
VLSI Technology*                              1,000          9,063          800          7,250        1,700         15,406
Washington Gas Light                            624         14,820          454         10,783          440         10,450
Watts Industries Inc                            464          7,743          334          5,574           --             --
Weingarten                                      400         15,400          400         15,400          900         34,650
Wellman Inc                                     495          5,662          365          4,175          845          9,665
Xtra Corp                                       300         17,663          200         11,775          500         29,438
Yellow Corp*                                    585          6,983          299          3,569          437          5,217
                                                       -----------                 -----------                 -----------

TOTAL SMALL CAP VALUE STOCKS                           $ 1,314,345                 $   954,757                 $ 1,703,831
                     - VALUE                           $ 2,165,515                 $ 1,655,715                 $ 2,986,172
                      - COST

LifePath Funds          LifePath Master Portfolios - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                LifePath 2000      LifePath 2010
                                            -----------------   ----------------
                                             Shares     Value    Shares    Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
MICRO CAP STOCKS
Percent of Net Assets                                   0.03%              0.02%
Abercrombie & Fitch Co*                           6    $  258        30   $1,290
AirTran Holdings Inc*                           300     1,275       200      850
Alliance Semiconductor Corp*                     --        --        --       --
Ascent Entertainment Group Inc*                 249     1,930       293    2,271
Aztec Technology Partners Corp*                  --        --       184      968
Brown Group Inc                                  31       457       180    2,655
Castle & Cooke Inc*                             215     3,225       136    2,040
Consolidated Freightways*                        31       271       181    1,584
Crescent Operating Inc*                          --        --        80      645
Crown Vantage Inc*                               21        79        48      180
Dave & Buster's Inc*                             --        --        --       --
Deltic Timber Corp                              140     3,168       165    3,733
Echelon International Corp*                      68     1,560        53    1,216
Ennis Business Forms                             --        --        --       --
Exabyte Corp*                                    --        --        --       --
Freeport-McMoRan Sulphur Inc*                    74       657        76      675
Genzyme Corp--Tissue Repair*                     44       127        12       35
Gibson Greetings Inc*                            --        --        --       --
Golden Books Family Entertainment Inc*          234       322        --       --
Hancock Fabrics Inc                              --        --        --       --
Handleman Co*                                    59       380       132      850
Hartmarx Corp*                                   81       537       230    1,524
Highlands Insurance Group*                       37       463        76      950
Homebase Inc*                                   365     2,236        --       --
Imperial Holly Corp                              --        --        --       --
International Technology*                        --        --        --       --
Interneuron Pharmaceuticals Corp*                --        --       400    1,050
John Nuveen & Co Inc Class A                     --        --       100    3,413
Laboratory Corp America Holdings*               660       743       418      470
Lawson Products Inc                              --        --        --       --
Marvel Entertainment Group Inc*                  --        --       200       30
Midas Inc                                        10       226       146    3,303
Morrison Health Care Inc                        128     2,256        66    1,163
National Presto Industries                       --        --        --       --
Navigant International Inc*                      --        --        92      547
NPC International Inc*                           --        --        --       --
OshKosh B'Gosh Class A*                          26       949        49    1,789
Phillips-Van Heusen                              --        --        --       --
Picturetel Corp*                                400     2,350       400    2,350
Primex Technologies Inc                          47     1,727        56    2,058
School Specialty Inc*                            --        --       102    1,167
Service Merchandise Co*                         771     1,060        --       --
Shoneys Inc*                                     97       230       370      879



LifePath Master Portfolios  - August 31, 1998 (Unaudited)                                                      LifePath Funds
-----------------------------------------------------------------------------------------------------------------------------

                                                        LifePath 2020               LifePath 2030               LifePath 2040
                                               ----------------------      ----------------------      ----------------------
                                                Shares          Value       Shares          Value       Shares          Value
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
MICRO CAP STOCKS
Percent of Net Assets                                           0.04%                       0.03%                       0.03%
Abercrombie & Fitch Co*                             71       $  3,053           63       $  2,709          113       $  4,859
AirTran Holdings Inc*                              400          1,700          200            850          700          2,975
Alliance Semiconductor Corp*                       --             --           --             --           250            625
Ascent Entertainment Group Inc*                    400          3,100          397          3,077          679          5,262
Aztec Technology Partners Corp*                    384          2,016          323          1,694          729          3,829
Brown Group Inc                                    338          4,986          221          3,260          253          3,732
Castle & Cooke Inc*                                336          5,040          222          3,330          341          5,115
Consolidated Freightways*                          405          3,544          286          2,503          569          4,979
Crescent Operating Inc*                             --             --           --             --          200          1,613
Crown Vantage Inc*                                 104            390           81            304          132            495
Dave & Buster's Inc*                               103          1,597           --             --           --             --
Deltic Timber Corp                                 307          6,946          199          4,502          334          7,557
Echelon International Corp*                         96          2,202           70          1,606           65          1,491
Ennis Business Forms                               247          2,485           --             --           --             --
Exabyte Corp*                                      340          1,828           --             --           --             --
Freeport-McMoRan Sulphur Inc*                      144          1,278           75            666          143          1,269
Genzyme Corp--Tissue Repair*                        71            204           52            150           54            155
Gibson Greetings Inc*                              244          4,743           --             --           --             --
Golden Books Family Entertainment Inc*             313            430          233            320           --             --
Hancock Fabrics Inc                                342          3,249           --             --           --             --
Handleman Co*                                      467          3,006          307          1,976          521          3,354
Hartmarx Corp*                                     389          2,577          354          2,345          618          4,094
Highlands Insurance Group*                         172          2,150          136          1,700          216          2,700
Homebase Inc*                                      497          3,044          367          2,248           --             --
Imperial Holly Corp                                134            888           94            623           --             --
International Technology*                          137            788           --             --           --             --
Interneuron Pharmaceuticals Corp*                   --             --          600          1,575          900          2,363
John Nuveen & Co Inc Class A                        --             --           --             --           --             --
Laboratory Corp America Holdings*                1,043          1,173          684            770        1,337          1,504
Lawson Products Inc                                197          4,272           --             --           --             --
Marvel Entertainment Group Inc*                  1,400            210          200             30          600             90
Midas Inc                                          341          7,715          265          5,996          510         11,539
Morrison Health Care Inc                           214          3,772          132          2,327          258          4,547
National Presto Industries                         116          4,256           81          2,972           --             --
Navigant International Inc*                        192          1,140          161            958          365          2,165
NPC International Inc*                             374          3,880          284          2,947           --             --
OshKosh B'Gosh Class A*                            228          8,322           85          3,103          222          8,103
Phillips-Van Heusen                                410          3,869          290          2,737           --             --
Picturetel Corp*                                   700          4,113          500          2,938          800          4,700
Primex Technologies Inc                            107          3,932           85          3,124          126          4,631
School Specialty Inc*                              213          2,436          179          2,047          405          4,632
Service Merchandise Co*                          1,516          2,085        1,111          1,528           --             --
Shoneys Inc*                                       751          1,784          596          1,416        1,304          3,097

LifePath Funds          LifePath Master Portfolios - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                              LifePath 2000        LifePath 2010
                                          -----------------   ------------------
                                          Shares      Value   Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Sizzler International Inc*                   254   $    460       --  $       --
Skyline Corp                                  20        565       44       1,243
Strattec Security Corp*                       10        278       28         777
Sunburst Hospitality Corp*                    19         83      168         735
Thermolase Corp*                              --         --      100         613
Topp Inc (The)*                              512      1,280       --          --
Western Wireless Corp*                        --         --      100       1,563
Workflow Management Inc*                      --         --      122         648
Xoma Corp*                                   188        388       --          --
                                                   --------           ----------
TOTAL MICRO CAP STOCKS
               - VALUE                             $ 29,540           $   45,264
                - COST                             $ 67,196           $   80,987
INTERNATIONAL STOCKS
   (except Japan)
Percent of Net Assets                                 3.74%                7.00%
Aegon NV ADR (Netherlands)                    22   $  1,881      329  $   28,130
Alcatel Alsthom Compagnie Generale
d'electricite ADR (France)                 3,265     98,562   11,620     350,779
Allied Irish Banks PLC ADR (Ireland)       1,516    117,490    5,302     410,905
Astra AB ADR Series B (Sweden)             3,938     63,500   14,004     225,815
Axa UAP ADR (France)                       1,875    101,836    6,608     358,897
Banco Bilbao Vizcaya ADR (Spain)*          3,720     46,733   13,008     163,413
Banco Central Hispanoamericano
   SA ADR (Spain)*                         5,148     47,297   18,117     166,450
Banco Santander SA ADR (Spain)*            1,805     32,272    6,324     113,042
BAT Industries PLC ADR (UK)                4,303     80,681   15,554     291,638
Benetton SpA ADR (Italy)                   1,917     55,593    6,962     201,898
British Airways PLC ADR (UK)                 560     41,160    2,100     154,350
British Petroleum Co PLC ADR (UK)          1,078     78,829    3,900     285,188
British Sky Broadcasting Group
   PLC ADR (UK)*                             617     28,883    2,285     106,967
British Steel PLC ADR (UK)                   578     10,404    1,872      33,696
British Telecommunications PLC ADR (UK)* 1,874 239,755 6,923 885,711 Broken Hill Proprierty Co Ltd ADR
   (Australia)*                              590      8,113    2,278      31,323
Cadbury Schweppes PLC ADR (UK)*            1,257     69,921    4,362     242,636
Coles Myer Ltd ADR (Australia)*              924     26,219    3,432      97,383
Courtaulds PLC ADR (UK)                   11,958     80,717   42,819     289,028
Daimler-Benz Aktiengesellschaft ADR
   (Germany)*                              4,017    341,445   14,586   1,239,810
Deutsche Telekom ADR (Germany)             4,076     97,824   14,658     351,792
Diageo PLC ADR (UK)                        3,357    126,937   11,995     453,561
Elf Aquitaine ADR (France)                 1,306     63,831    4,812     235,187
Elsevier NV ADR (Netherlands)*             3,287     82,175   11,861     296,525
Fiat SpA ADR (Italy)                       3,488     53,192   12,530     191,083


LifePath Master Portfolios  - August 31, 1998 (Unaudited)                                                     LifePath Funds
----------------------------------------------------------------------------------------------------------------------------

                                                       LifePath 2020               LifePath 2030               LifePath 2040
                                            ------------------------   -------------------------   -------------------------
                                                Shares         Value       Shares          Value       Shares          Value
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
Sizzler International Inc*                        434     $      787          319    $       578          --      $       --
Skyline Corp                                      222          6,272           78          2,204          133          3,757
Strattec Security Corp*                            72          1,998           49          1,360          --             --
Sunburst Hospitality Corp*                        368          1,610          269          1,177          405          1,772
Thermolase Corp*                                   --             --           --             --          300          1,838
Topp Inc (The)*                                   722          1,805          527          1,318           --             --
Western Wireless Corp*                             --             --           --             --          300          4,688
Workflow Management Inc*                          255          1,355          215          1,142          486          2,582
Xoma Corp*                                        193            398          193            398           --             --
                                                          ----------                 -----------                  ----------
TOTAL MICRO CAP STOCKS
               - VALUE
                - COST                                    $  128,428                 $    76,508                  $  116,112
INTERNATIONAL STOCKS                                      $  222,328                 $   149,416                  $  230,669
   (except Japan)
Percent of Net Assets                                         10.46%                      14.12%                      14.85%
Aegon NV ADR (Netherlands)                      1,504     $  128,592          588    $    50,274          910     $   77,805
Alcatel Alsthom Compagnie Generale
d'electricite ADR (France)                     25,951        783,396       25,515        770,234       46,611      1,407,070
Allied Irish Banks PLC ADR (Ireland)           11,853        918,608       11,741        909,928       21,391      1,657,803
Astra AB ADR Series B (Sweden)                 31,150        502,294       30,660        494,393       56,134        905,161
Axa UAP ADR (France)                           14,697        798,231       14,404        782,317       26,332      1,430,157
Banco Bilbao Vizcaya ADR (Spain)*              29,205        366,888       28,749        361,159       52,470        659,154
Banco Central Hispanoamericano
   SA ADR (Spain)*                             40,251        369,806       39,576        363,605       72,396        665,138
Banco Santander SA ADR (Spain)*                14,280        255,255       13,974        249,785       25,296        452,166
BAT Industries PLC ADR (UK)                    34,608        648,900       34,081        639,019       62,406      1,170,113
Benetton SpA ADR (Italy)                       15,562        451,298       15,272        442,888       27,981        811,449
British Airways PLC ADR (UK)                    4,725        347,288        4,700        345,450        8,550        628,425
British Petroleum Co PLC ADR (UK)               8,587        627,924        8,382        612,934       15,237      1,114,206
British Sky Broadcasting Group
   PLC ADR (UK)*                                5,117        239,540        5,040        235,935        9,202        430,769
British Steel PLC ADR (UK)                      4,262         76,716        4,165         74,970        7,566        136,188
British Telecommunications PLC ADR (UK)*       15,243      1,950,151       15,012      1,920,598       27,469      3,514,315
Broken Hill Proprierty Co Ltd ADR
   (Australia)*                                 5,041         69,314        5,193         71,404        9,571        131,601
Cadbury Schweppes PLC ADR (UK)*                 9,781        544,068        9,627        535,502       17,462        971,324
Coles Myer Ltd ADR (Australia)*                 7,675        217,778        7,532        213,721       13,740        389,873
Courtaulds PLC ADR (UK)                        95,146        642,236       93,553        631,483      171,045      1,154,554
Daimler-Benz Aktiengesellschaft ADR
   (Germany)*                                  32,403      2,754,255       31,775      2,700,875       58,168      4,944,280
Deutsche Telekom ADR (Germany)                 32,515        780,360       31,944        766,656       58,501      1,404,024
Diageo PLC ADR (UK)                            26,742      1,011,182       26,282        993,788       48,024      1,815,908
Elf Aquitaine ADR (France)                     10,829        529,267       10,649        520,470       19,403        948,322
Elsevier NV ADR (Netherlands)*                 26,326        658,150       25,863        646,575       47,359      1,183,975
Fiat SpA ADR (Italy)                           27,870        425,018       27,375        417,469       50,080        763,720

LifePath Funds          LifePath Master Portfolios - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                LifePath 2000      LifePath 2010
                                            -----------------  -----------------
                                             Shares     Value   Shares     Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Glaxo Holdings PLC ADR (UK)*                  3,100  $172,244   10,992  $610,743
Hanson PLC ADR (UK)                           2,129    52,427    7,456   183,604
Hong Kong Telecommunications Ltd ADR
   (Hong Kong)                                9,762   161,683   34,944   578,760
Imperial Chemical Industries PLC ADR (UK)*      959    40,877    3,641   155,198
Jefferson Smurfit Group PLC ADR (Ireland)       685    14,385    2,460    51,660
KLM Royal Dutch Airlines ADR (Netherlands)      313     9,625      923    28,382
Koninklijke Ahold NV ADR (Netherlands)        2,565    72,141    9,208   258,975
LVMH (Moet Hennessy Louis Vuitton) ADR
   (France)                                     837    26,679    3,021    96,294
Montedison SpA ADR (Italy)                    4,254    42,274   15,207   151,120
National Australia Bank Ltd ADR (Australia)   1,013    61,603    3,531   214,729
National Power PLC ADR (UK)                     828    25,979    2,900    90,988
Nokia Corp ADR (Finland)*                       506    33,807    1,788   119,461
Novo Nordisk A/S ADR (Denmark)                2,132   142,711    7,761   519,502
Philips Electronics NV ADR (Netherlands)        443    26,552    1,747   104,711
Premier Farnell PLC ADR (UK)                  2,249    15,462    8,119    55,818
Repsol SA ADR (Spain)                           637    27,988    2,500   109,844
Reuters Group PLC ADR (UK)*                     654    31,147    2,213   105,394
Rhone Poulenc SA ADR (France)                 1,934    88,964    7,055   324,530
Royal Dutch Petroleum ADR (Netherlands)       3,356   133,401   12,068   479,703
SKF AB ADR (Sweden)                             681    10,215    2,331    34,965
Smithkline Beecham PLC ADR (UK)               1,955   111,191    6,895   392,153
Swedish Match AB ADR (Sweden)*                  552    17,112    2,102    65,162
Tele Danmark A/S ADR (Denmark)                1,409    72,564    5,078   261,517
Telecom Of New Zealand ADR
   (New Zealand)*                               969    29,070    3,458   103,740
Telefonaktiebolaget LM Ericsson ADR
   (Sweden)*                                  2,182    46,640    7,926   169,418
Telefonica De Espana SA ADR (Spain)             508    55,436    1,825   199,153
The News Corp Limited ADR (Australia)*          854    20,549    2,880    69,300
Total SA ADR (France)                         1,828    87,858    6,475   311,205
Unilever NV ADR (Netherlands)                 3,272   207,363   11,812   748,586
Vodafone Group PLC ADR (UK)                     908   114,068    3,182   399,739
Westpac Banking Ltd ADR (Australia)           1,496    38,990    5,158   134,430
WMC Limited Sponsored ADR (Australia)           940     9,165    3,437    33,511
Zeneca Group PLC ADR (UK)*                    1,474    53,801    5,331   194,582
                                                    ---------          ---------
TOTAL INTERNATIONAL STOCKS
(except Japan)
                   - VALUE                        $ 4,049,221       $ 14,562,084
                    - COST                        $ 3,107,200       $ 11,289,544



LifePath Master Portfolios  - August 31, 1998 (Unaudited)                                                       LifePath Funds
------------------------------------------------------------------------------------------------------------------------------

                                                         LifePath 2020               LifePath 2030               LifePath 2040
                                                 Shares          Value       Shares          Value       Shares          Value
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
Glaxo Holdings PLC ADR (UK)*                     24,501   $  1,361,337       24,113   $  1,339,779       44,134   $  2,452,195
Hanson PLC ADR (UK)                              16,587        408,455       16,287        401,064       29,795        733,702
Hong Kong Telecommunications Ltd ADR
   (Hong Kong)                                   77,475      1,283,180       76,335      1,264,298      140,241      2,322,742
Imperial Chemical Industries PLC ADR (UK)*        8,053        343,259        7,860        335,033       14,380        612,948
Jefferson Smurfit Group PLC ADR (Ireland)         5,490        115,290        5,337        112,077        9,735        204,435
KLM Royal Dutch Airlines ADR (Netherlands)        2,058         63,284        1,998         61,439        3,980        122,385
Koninklijke Ahold NV ADR (Netherlands)           20,507        576,759       20,149        566,691       36,868      1,036,913
LVMH (Moet Hennessy Louis Vuitton) ADR
   (France)                                       6,822        217,451        6,683        213,021       12,213        389,289
Montedison SpA ADR (Italy)                       33,629        334,188       33,130        329,229       60,617        602,381
National Australia Bank Ltd ADR (Australia)       7,822        475,675        7,674        466,675       14,048        854,294
National Power PLC ADR (UK)                       6,411        201,145        6,356        199,420       11,558        362,632
Nokia Corp ADR (Finland)*                         3,866        258,297        3,852        257,362        7,002        467,821
Novo Nordisk A/S ADR (Denmark)                   17,106      1,145,033       16,879      1,129,838       30,797      2,061,474
Philips Electronics NV ADR (Netherlands)          3,781        226,624        3,697        221,589        6,766        405,537
Premier Farnell PLC ADR (UK)                     18,099        124,431       17,484        120,203       32,610        224,194
Repsol SA ADR (Spain)                             5,425        238,361        5,350        235,066        9,750        428,391
Reuters Group PLC ADR (UK)*                       4,944        235,458        4,831        230,076        8,853        421,624
Rhone Poulenc SA ADR (France)                    15,736        723,856       15,506        713,276       28,375      1,305,250
Royal Dutch Petroleum ADR (Netherlands)          26,752      1,063,392       26,287      1,044,908       48,174      1,914,917
SKF AB ADR (Sweden)                               5,117         76,755        5,246         78,690        9,048        135,720
Smithkline Beecham PLC ADR (UK)                  15,291        869,676       15,063        856,708       27,489      1,563,437
Swedish Match AB ADR (Sweden)*                    4,727        146,537        4,655        144,305        8,593        266,383
Tele Danmark A/S ADR (Denmark)                   11,291        581,487       11,116        572,474       20,228      1,041,742
Telecom Of New Zealand ADR
   (New Zealand)*                                 7,783        233,490        7,648        229,440       13,938        418,140
Telefonaktiebolaget LM Ericsson ADR
   (Sweden)*                                     17,574        375,644       17,356        370,985       31,610        675,664
Telefonica De Espana SA ADR (Spain)               4,043        441,192        3,929        428,752        7,200        785,700
The News Corp Limited ADR (Australia)*            6,384        153,615        6,249        150,367       11,313        272,219
Total SA ADR (France)                            14,304        687,486       14,078        676,624       25,719      1,236,119
Unilever NV ADR (Netherlands)                    26,120      1,655,355       25,664      1,626,456       46,992      2,978,118
Vodafone Group PLC ADR (UK)                       7,096        891,435        6,909        867,943       12,702      1,595,689
Westpac Banking Ltd ADR (Australia)              11,559        301,256       11,324        295,132       20,465        533,369
WMC Limited Sponsored ADR (Australia)             7,559         73,700        7,868         76,713       14,098        137,456
Zeneca Group PLC ADR (UK)*                       11,817        431,321       11,618        424,057       21,283        776,830
                                                             ---------                   ---------                   ---------
TOTAL INTERNATIONAL STOCKS
(except Japan)
                   - VALUE                                $ 32,410,939                $ 31,791,122                $ 58,107,210
                    - COST                                $ 25,186,179                $ 25,989,180                $ 48,307,152

LifePath Funds          LifePath Master Portfolios - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                            LifePath 2000          LifePath 2010
                                       ------------------    -------------------
                                        Shares      Value     Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
JAPANESE STOCKS
Percent of Net Assets                               1.06%                  2.15%
Canon Inc ADR*                           1,390   $ 28,495      5,530    $113,365
CSK Corp ADR                             1,916     34,009      7,500     133,125
Fuji Photo Film Co Ltd ADR*                975     31,688      3,270     106,275
Hitachi Ltd ADR                            732     36,143      2,984     147,335
Honda Motor Co Ltd ADR                     533     35,711      2,195     147,065
Ito Yokado Co Ltd ADR*                   1,720     78,475      6,360     290,175
Japan Air Lines Co ADR*                  9,808     47,201     38,100     183,356
Kirin Brewery Co ADR*                    1,597    133,948      6,002     503,418
Kubota Corp ADR*                         1,434     52,341      5,703     208,160
Kyocera Corp ADR*                          430     37,571      1,519     132,723
Makita Corp ADR                          1,420     15,975      4,803      54,034
Matsushita Corp ADR                        257     35,289      1,033     141,844
Mitsubishi Corp ADR                      3,294     35,602     17,925     193,735
Mitsui & Co Ltd ADR                        660     71,198      2,415     260,518
NEC Corp ADR                             1,183     42,292      4,563     163,127
Nippon Telegraph & Telegraph ADR         1,824     68,286      6,939     259,779
Nissan Motor Co Ltd ADR                  3,635     17,948     11,246      55,527
Pioneer Electronics ADR                  2,192     36,168      8,617     142,181
Ricoh Co Ltd ADR                           677     32,414      2,679     128,267
Sony Corp ADR                              468     33,082      1,822     128,793
Tokio Marine & Fire Insurance ADR        3,718    148,720     15,400     616,000
Toyota Motor Corp ADR                    2,178     91,476      8,651     363,342
                                                ---------              ---------

TOTAL JAPANESE STOCKS
              - VALUE                         $ 1,144,032            $ 4,472,144
               - COST                         $ 1,561,640            $ 6,174,666



LifePath Master Portfolios  - August 31, 1998 (Unaudited)                                                LifePath Funds
-----------------------------------------------------------------------------------------------------------------------

                                                  LifePath 2020               LifePath 2030               LifePath 2040
                                        -----------------------     -----------------------     -----------------------
                                          Shares          Value       Shares          Value       Shares          Value
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
JAPANESE STOCKS
Percent of Net Assets                                     3.45%                       4.53%                       5.01%
Canon Inc ADR*                            14,245  $     292,023       13,605  $     278,903       26,020  $     533,410
CSK Corp ADR                              17,900        317,725       17,111        303,720       32,802        582,236
Fuji Photo Film Co Ltd ADR*                9,234        300,105        8,836        287,170       16,900        549,250
Hitachi Ltd ADR                            7,158        353,426        6,814        336,441       13,076        645,628
Honda Motor Co Ltd ADR                     5,287        354,229        5,092        341,164        9,744        652,848
Ito Yokado Co Ltd ADR*                    14,800        675,250       14,112        643,860       27,104      1,236,620
Japan Air Lines Co ADR*                   91,675        441,186       87,674        421,931      168,287        809,881
Kirin Brewery Co ADR*                     14,486      1,215,013       13,780      1,155,798       26,502      2,222,855
Kubota Corp ADR*                          13,686        499,539       13,035        475,778       25,060        914,690
Kyocera Corp ADR*                          3,631        317,259        3,505        306,249        6,702        585,587
Makita Corp ADR                           12,909        145,226       12,447        140,029       23,783        267,559
Matsushita Corp ADR                        2,561        351,657        2,371        325,568        4,616        633,835
Mitsubishi Corp ADR                       42,788        462,457       40,900        442,051       78,390        847,247
Mitsui & Co Ltd ADR                        5,822        628,048        5,584        602,374       10,595      1,142,936
NEC Corp ADR                              11,010        393,608       10,514        375,876       20,099        718,539
Nippon Telegraph & Telegraph ADR          16,460        616,221       15,758        589,940       30,174      1,129,639
Nissan Motor Co Ltd ADR                   34,144        168,586       32,849        162,192       62,607        309,122
Pioneer Electronics ADR                   20,604        339,966       19,837        327,311       37,956        626,274
Ricoh Co Ltd ADR                           6,249        299,194        6,025        288,469       11,533        552,185
Sony Corp ADR                              4,240        299,715        4,083        288,617        7,816        552,494
Tokio Marine & Fire Insurance ADR         34,176      1,367,040       32,669      1,306,760       62,608      2,504,320
Toyota Motor Corp ADR                     20,571        863,982       19,669        826,098       37,744      1,585,248
                                                      ---------                   ---------                   ---------
TOTAL JAPANESE STOCKS
              - VALUE                             $  10,701,455               $  10,226,299               $  19,602,403
               - COST                             $  14,537,403               $  13,887,830               $  26,779,441


LifePath Funds             LifePath Master Portfolios - August 31, 1998 (Unaudited)
------------------------------------------------------------------------------------

                                              LifePath 2000            LifePath 2010
                                     ------------------------  ---------------------
                                       Shares         Value      Shares        Value
------------------------------------------------------------------------------------
WARRANTS
Percent of Net Assets                                  0.00%                   0.00%
Edison Brothers Stores Inc*                --  $         --         --  $        --
Golden State Bancorp*                     200           856        500        2,250
Morrison Knudsen Corp*                      4            14         17           61
Petrofina SA (Spain)*                      --            --        100          431
                                               ------------             -----------
TOTAL WARRANTS
       - VALUE                                 $        870             $     2,742
       -  COST                                 $      1,154             $     2,258

RIGHTS
Percent of Net Assets                                  0.00%                   0.00%
Swedish Match AB ADR*                      --  $         --          2  $        --
                                               ------------             -----------
TOTAL RIGHTS
     - VALUE                                   $         --             $        --
     -  COST                                   $         --             $        --

TOTAL COMMON STOCKS
            - VALUE                            $ 20,723,975             $89,698,253
            -  COST                            $ 18,974,047             $74,922,173



LifePath Master Portfolios - August 31, 1998 (Unaudited)                                                            LifePath Funds
------------------------------------------------------------------------------------------------------------------------------------


                                                         LifePath 2020                  LifePath 2030                  LifePath 2040

                                            ---------------------------    ---------------------------   ---------------------------

                                                 Shares          Value          Shares           Value         Shares          Value

------------------------------------------------------------------------------------------------------------------------------------

WARRANTS
Percent of Net Assets                                             0.00%                           0.00%                        0.00%

Edison Brothers Stores Inc*                         16    $         17              --    $         --             --  $         --
Golden State Bancorp*                              800           3,425             900           4,050          1,900         8,134
Morrison Knudsen Corp*                              27              96              25              89             42           150
Petrofina SA (Spain)*                              100             431             100             431            200           863
                                                          ------------                    ------------                 ------------

   TOTAL WARRANTS
          - VALUE                                         $      3,969                    $      4,570                 $      9,147
          -  COST                                         $      9,202                    $      4,845                 $      7,982

   RIGHTS
   Percent of Net Assets                                          0.00%                           0.00%                        0.00%

   Swedish Match AB ADR*                             7    $         --              11    $         --              1  $         --
                                                          ------------                    ------------                 ------------

   TOTAL RIGHTS
        - VALUE                                           $         --                    $         --                 $         --
        -  COST                                           $         --                    $         --                 $         --

   TOTAL COMMON STOCKS
        - VALUE                                           $202,815,509                    $184,582,142                 $390,440,537
        -  COST                                           $165,619,840                    $154,050,654                 $345,521,785



LifePath Funds                        LifePath Master Portfolios - August 31, 1998 (Unaudited)
------------------------------------------------------------------------------------------------

                                                   LifePath 2000                   LifePath 2010
                                      --------------------------    ----------------------------
                                        Principal          Value       Principal           Value
------------------------------------------------------------------------------------------------
   LONG-TERM
   GOVERNMENT BONDS

   Percent of Net Assets                                  11.30%                           5.59%
   U.S. Treasury Bonds, 6.00%-13.75%,
      05/15/01-11/15/27               $ 9,550,000    $12,223,274     $ 8,950,000     $11,630,836
                                                     -----------                     -----------

   TOTAL LONG-TERM GOVERNMENT
   BONDS
                      - VALUE                        $12,223,274                     $11,630,836
                      -  COST                        $11,881,077                     $11,202,835

   INTERMEDIATE-TERM
   GOVERNMENT BONDS

   Percent of Net Assets                                  40.79%                          38.90%
   U.S. Treasury Notes, 5.25%-8.75%,
      08/31/99-05/15/08               $42,300,000    $44,131,163     $77,370,000     $80,933,282
                                                     -----------                     -----------

   TOTAL INTERMEDIATE-TERM
   GOVERNMENT BONDS
                   - VALUE                           $44,131,163                     $80,933,282
                    - COST                           $42,917,294                     $78,487,159

LifePath Master Portfolios  - August 31, 1998 (Unaudited)                                                            LifePath Funds
-----------------------------------------------------------------------------------------------------------------------------------

                                                   LifePath 2020                      LifePath 2030                   LifePath 2040
                                     ---------------------------       ----------------------------   -----------------------------
                                        Principal          Value           Principal          Value        Principal          Value
-----------------------------------------------------------------------------------------------------------------------------------
   LONG-TERM
   GOVERNMENT BONDS

   Percent of Net Assets                                    5.74%                            14.23%                           0.00%
   U.S. Treasury Bonds, 6.00%-13.75%,
      05/15/01-11/15/27               $13,850,000    $ 17,804,120       $ 24,440,000   $ 32,100,652    $         --    $        --
                                                     ------------                      ------------                    -----------

   TOTAL LONG-TERM GOVERNMENT
   BONDS
                      - VALUE                        $ 17,804,120                      $ 32,100,652                    $        --
                      -  COST                        $ 16,223,048                      $ 28,643,553                    $        --

   INTERMEDIATE-TERM
   GOVERNMENT BONDS

   Percent of Net Assets                                   21.60%                             0.88%                           0.00%
   U.S. Treasury Notes, 5.25%-8.75%,
      08/31/99-05/15/08               $63,855,000    $ 66,994,910       $  1,850,000   $  1,988,874    $         --    $        --

   TOTAL INTERMEDIATE-TERM                           $ 66,994,910                      $  1,988,874                    $        --
   GOVERNMENT BONDS                                  $ 65,013,445                      $  1,933,595                    $        --
                   - VALUE
                    - COST

LifePath Funds                                  LifePath Master Portfolios - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------------------------------

                                                             LifePath 2000                 LifePath 2010
                                              ----------------------------  ----------------------------
                                                 Principal/                   Principal/
                                                     Shares          Value        Shares           Value
--------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS
Percent of Net Assets                                               28.15%                        11.82%
 U.S. Treasury Bills, 4.37%-5.28%**,
 09/03/98-11/12/98                               30,645,000   $ 30,455,756    24,755,000    $ 24,616,385
                                                              ------------                  ------------
TOTAL U.S. TREASURY BILLS
            - VALUE                                           $ 30,455,756                  $ 24,616,385
            -  COST                                           $ 30,455,510                  $ 24,616,712

CASH EQUIVALENTS
Percent of Net Assets                                                7.31%                         6.37%
 Dreyfus Cash Plus Institutional Money
   Market Fund#                                   1,705,753   $  1,705,753     1,653,903    $  1,653,903
Janus Institutional Money Market Fund#            3,700,000      3,700,000     1,600,000       1,600,000
Merrimac Institutional Money Market Fund#         2,500,000      2,500,000    10,000,000      10,000,000
                                                              ------------                  ------------
TOTAL CASH EQUIVALENTS
            - VALUE                                           $  7,905,753                  $ 13,253,903
            -  COST                                           $  7,905,753                  $ 13,253,903

REPURCHASE AGREEMENTS
Percent of Net Assets                                                9.24%                         4.33%
 Goldman Sachs Repurchase Agreements#,
 dated 08/31/98, due 09/01/98 with a
 maturity value of $66,010,615 and a
 effective yield of 5.79%, collateralized by
 Federal Home Loan Mortgage Association
 obligations with rates ranging from 6.60%
 to 7.00%, with maturity dates ranging
 from 02/01/28 to 06/01/36 and with an
 aggregate market value of $67,320,000.       $ 10,000,000   $  10,000,000   $ 9,000,000      $9,000,000
                                                             -------------                  ------------
TOTAL INVESTMENTS IN SECURITIES
(Notes 1 and 3) - VALUE                                       $125,439,921                  $229,132,659
              -  COST##                                       $122,133,681                  $211,482,782
                                                              ------------                  ------------
 TOTAL INVESTMENTS IN SECURITIES                   115.95%    $125,439,921       110.12%    $229,132,659
 Other Assets and Liabilities, Net                (15.95)%    (17,256,386)      (10.12)%    (21,065,102)
                                              ------------    ------------   -----------    ------------
 TOTAL NET ASSETS                                  100.00%    $108,183,535       100.00%    $208,067,557
                                              ============    ============   ===========    ============
--------------------------------------------------------------------------------------------------------

*  Non-income earning securities
# Represent investment of collateral received from securities lending transactions (see Note 4 of the notes to the financial statements)
** Yield to maturity

## Cost for federal income tax purposes is:            $ 122,133,681                  $211,482,782
   Net unrealized appreciation consists of:
   Gross Unrealized Appreciation                           5,823,672                    24,902,218
   Gross Unrealized Depreciation                          (2,517,432)                   (7,252,341)
                                                       -------------                  ------------
   Net Unrealized Appreciation                         $   3,306,240                  $ 17,649,877
                                                       =============                  ============

The accompanying notes are an integral part of these financial statements.


LifePath Master Portfolios  - August 31, 1998 (Unaudited)                                                            LifePath Funds
-----------------------------------------------------------------------------------------------------------------------------------

                                                           LifePath 2020                   LifePath 2030              LifePath 2040
                                          ------------------------------  ------------------------------  -------------------------

                                              Principal/                    Principal/                     Principal/
                                                  Shares       Value            Shares         Value           Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS
Percent of Net Assets                                              6.91%                           2.86%                      0.23%
 U.S. Treasury Bills, 4.37%-5.28%**,
 09/03/98-11/12/98                          $ 21,593,000   $  21,425,646     6,483,000     $   6,439,721     907,000   $    902,911
                                                           -------------                   -------------               ------------
TOTAL U.S. TREASURY BILLS
             - VALUE                                       $  21,425,646                   $   6,439,721               $    902,911
            -  COST                                        $  21,425,453                   $   6,439,670               $    902,898

CASH EQUIVALENTS
Percent of Net Assets                                              6.68%                           6.52%                      5.69%
 Dreyfus Cash Plus Institutional Money
   Market Fund#                             $    119,302   $     119,302     1,008,395     $   1,008,395   1,280,462   $  1,280,462
Janus Institutional Money Market Fund#         5,200,000       5,200,000     3,700,000         3,700,000   2,000,000      2,000,000
Merrimac Institutional Money Market Fund#     15,400,000      15,400,000    10,000,000        10,000,000  19,000,000     19,000,000
                                                           -------------                   -------------               ------------
TOTAL CASH EQUIVALENTS
            - VALUE                                        $  20,719,302                   $  14,708,395               $ 22,280,462
            -  COST                                        $  20,719,302                   $  14,708,395               $ 22,280,462

REPURCHASE AGREEMENTS
Percent of Net Assets                                              6.13%                           3.99%                      4.85%
 Goldman Sachs Repurchase Agreements#,
dated 08/31/98, due 09/01/98 with a
maturity value of $66,010,615 and a
effective yield of 5.79%, collateralized by
Federal Home Loan Mortgage Association
obligations with rates ranging from 6.60%
to 7.00%, with maturity dates ranging
from 02/01/28 to 06/01/36 and with an
aggregate market value of $67,320,000.      $ 19,000,000   $  19,000,000    $9,000,000     $   9,000,000 $19,000,000   $ 19,000,000
                                                           -------------                   -------------               ------------
TOTAL INVESTMENTS IN SECURITIES
(Notes 1 and 3) - VALUE                                    $ 348,759,487                   $ 248,819,784              $ 432,623,910
                -  COST##                                  $ 308,001,088                   $ 214,775,867              $ 387,705,145
                                                           -------------                   -------------              -------------
 TOTAL INVESTMENTS IN SECURITIES                 112.48%   $ 348,759,487        110.33%    $ 248,819,784      110.50% $ 432,623,910
 Other Assets and Liabilities, Net               (12.48)%    (38,701,499)       (10.33)%     (23,301,346)     (10.50)%  (41,122,534)

                                            ------------   -------------   -----------     -------------  ----------  -------------
 TOTAL NET ASSETS                                100.00%   $ 310,057,988        100.00%    $ 225,518,438      100.00% $ 391,501,376
                                            ============   =============   ===========     =============  ==========  =============
-----------------------------------------------------------------------------------------------------------------------------------

*  Non-income earning securities
# Represent investment of collateral received from securities lending transactions (see Note 4 of the notes to the financial statements)
** Yield to maturity

## Cost for federal income tax purposes is:                $ 308,001,088                   $ 214,775,867              $ 387,705,145
   Net unrealized appreciation consists of:
   Gross Unrealized Appreciation                              55,825,734                      48,247,767                 77,725,869
   Gross Unrealized Depreciation                             (15,067,335)                    (14,203,850)               (32,807,104)

                                                           -------------                   -------------              -------------
   Net Unrealized Appreciation                             $  40,758,399                   $  34,043,917              $  44,918,765
                                                           =============                   =============              =============


LifePath Funds   Statement of Assets and Liabilities (Unaudited)-August 31, 1998
--------------------------------------------------------------------------------
                                                       LifePath         LifePath
                                                           2000             2010
                                                          Master          Master
                                                       Portfolio       Portfolio
--------------------------------------------------------------------------------
 ASSETS
 Investments:
  In securities, at market value (see cost below)
     (Note 1)                                      $ 125,439,921   $ 229,132,659
  Cash                                                       449             244
 Receivables:
  Dividends and interest                                 805,669       1,492,296
 Total Assets                                        126,246,039     230,625,199
 LIABILITIES
 Payables:
  Collateral for securities loaned (Note 4)           17,905,753      22,253,903
  Due to BGI (Note 2)                                    156,751         303,739
 Total Liabilities                                    18,062,504      22,557,642
 TOTAL NET ASSETS                                  $ 108,183,535   $ 208,067,557
 INVESTMENTS AT COST                               $ 122,133,681   $ 211,482,782
--------------------------------------------------------------------------------

 The accompanying notes are an integral part of these financial statements.


Statement of Assets and Liabilities (Unaudited) - August 31, 1998                                 LifePath Funds
----------------------------------------------------------------------------------------------------------------

                                                                LifePath             LifePath           LifePath
                                                                    2020                 2030               2040
                                                                  Master               Master             Master
                                                               Portfolio            Portfolio          Portfolio
----------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
  In securities, at market value (see cost below)
     (Note 1)                                              $ 348,759,487        $ 248,819,784      $ 432,623,910
  Cash                                                               444                  931                311
 Receivables:
  Dividends and interest                                       1,490,885              753,893            765,668
 Total Assets                                                350,250,816          249,574,608        433,389,889
 LIABILITIES
 Payables:
  Collateral for securities loaned (Note 4)                   39,719,302           23,708,395         41,280,462
  Due to BGI (Note 2)                                            473,526              347,775            608,051
 Total Liabilities                                            40,192,828           24,056,170         41,888,513
 TOTAL NET ASSETS                                          $ 310,057,988        $ 225,518,438      $ 391,501,376
 INVESTMENTS AT COST                                       $ 308,001,088        $ 214,775,867      $ 387,705,145
----------------------------------------------------------------------------------------------------------------


LifePath Funds    Statement of Operations - For the Six Months Ended August 31, 1998 (Unaudited)
------------------------------------------------------------------------------------------------

                                                           LifePath 2000           LifePath 2010
                                                        Master Portfolio        Master Portfolio
------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
  Dividends                                              $       249,711        $       953,591
  Interest+                                                    2,511,466              3,229,959
 Total Investment Income                                       2,761,177              4,183,550
 EXPENSES (NOTE 2)
  Advisory Fees                                                  319,895                613,489
 Total Expenses                                                  319,895                613,489
 NET INVESTMENT INCOME                                         2,441,282              3,570,061
 REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain (loss) on sale of investments              2,619,070              4,890,342
  Net change in unrealized appreciation
     (depreciation) of investments                            (4,237,744)           (13,559,349)
  Net Gain (Loss) on Investments                              (1,618,674)            (8,669,007)
 NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                              $       822,608        $    (5,098,946)
------------------------------------------------------------------------------------------------
 + Interest income includes security lending income of:  $        11,575        $        26,103

 The accompanying notes are an integral part of these financial statements.


Statement of Operations - For the Six Months Ended August 31, 1998 (Unaudited)                            LifePath Funds
------------------------------------------------------------------------------------------------------------------------

                                                                   LifePath 2020        LifePath 2030      LifePath 2040
                                                                Master Portfolio     Master Portfolio   Master Portfolio
------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
  Dividends                                                        $   2,162,313       $    1,957,988     $    3,858,861
  Interest+                                                            3,117,266            1,238,031            183,843
 Total Investment Income                                               5,279,579            3,196,019          4,042,704
 EXPENSES (NOTE 2)
  Advisory Fees                                                          955,619              705,423          1,242,901
 Total Expenses                                                          955,619              705,423          1,242,901
 NET INVESTMENT INCOME                                                 4,323,960            2,490,596          2,799,803
 REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain (loss) on sale of investments                      9,274,323            6,605,306         10,647,981
  Net change in unrealized appreciation (depreciation) of
     investments                                                     (30,680,646)         (27,034,449)       (56,178,376)
  Net Gain (Loss) on Investments                                     (21,406,323)         (20,429,143)       (45,530,395)
 NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                       $ (17,082,363)      $  (17,938,547)    $  (42,730,592)
----------------------------------------------------------------------------------------------------------------------------
 + Interest income includes security lending income of:            $      49,272       $       44,147     $       81,825

 The accompanying notes are an integral part of these financial statements.


LifePath Funds                                        Statements of Changes in Net Assets
-----------------------------------------------------------------------------------------
                                                           LifePath 2000 Master Portfolio
                                                     ------------------------------------
                                                          (Unaudited)
                                                              For the             For the
                                                     Six Months Ended          Year Ended
                                                      August 31, 1998   February 28, 1998
------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Net investment income                                  $   2,441,282       $   5,325,967
 Net realized gain (loss) on sale of investments            2,619,070           5,800,419
 Net change in unrealized appreciation (depreciation)
    of investments                                         (4,237,744)          3,089,773
Net increase (decrease) in net assets resulting
  from operations                                             822,608          14,216,159
Net increase (decrease) in net assets resulting
  from beneficial interests transactions                   (8,838,074)        (29,290,156)
Increase (decrease) in Net Assets                          (8,015,466)        (15,073,997)
NET ASSETS:
 Beginning net assets                                     116,199,001         131,272,998
Ending net assets                                       $ 108,183,535       $ 116,199,001
------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statements of Changes in Net Assets                                                                               LifePath Funds
--------------------------------------------------------------------------------------------------------------------------------

                                                             LifePath 2010 Master Portfolio       LifePath 2020 Master Portfolio
                                                        -----------------------------------  -----------------------------------
                                                             (Unaudited)                          (Unaudited)
                                                                 For the            For the           For the            For the
                                                        Six Months Ended         Year Ended  Six Months Ended         Year Ended
                                                         August 31, 1998  February 28, 1998   August 31, 1998  February 28, 1998
--------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Net investment income                                     $   3,570,061      $   6,460,247     $   4,323,960      $   7,680,647
 Net realized gain (loss) on sale of investments               4,890,342          9,734,287         9,274,323         16,445,704
 Net change in unrealized appreciation (depreciation)
    of investments                                           (13,559,349)        16,696,571       (30,680,646)        39,706,672
Net increase (decrease) in net assets resulting
  from operations                                             (5,098,946)        32,891,105       (17,082,363)        63,833,023
Net increase (decrease) in net assets resulting
  from beneficial interests transactions                       4,948,804          5,815,674           869,589         10,995,106
Increase (decrease) in Net Assets                               (150,142)        38,706,779       (16,212,774)        74,828,129
NET ASSETS:
 Beginning net assets                                        208,217,699        169,510,920       326,270,762        251,442,633
Ending net assets                                          $ 208,067,557      $ 208,217,699     $ 310,057,988      $ 326,270,762
--------------------------------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these financial statements.


LifePath Funds                                      Statements of Changes in Net Assets
-----------------------------------------------------------------------------------------

                                                         LifePath 2030 Master Portfolio
                                                    -------------------------------------
                                                            (Unaudited)
                                                               For the            For the
                                                      Six Months Ended         Year Ended
                                                       August 31, 1998  February 28, 1998
-----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Net investment income                                   $   2,490,596      $   4,066,385
 Net realized gain (loss) on investments                     6,605,306          9,255,193
 Net realized gain (loss) on sale of futures contracts               0                  0
 Net change in unrealized appreciation (depreciation)
    of investments                                         (27,034,449)        35,383,133
 Net change in unrealized appreciation (depreciation)
    of futures contracts                                             0                  0
Net increase (decrease) in net assets resulting
  from operations                                          (17,938,547)        48,704,711
Net increase (decrease) in net assets resulting
  from beneficial interests transactions                     9,846,612         26,100,829
Net increase (decrease) in Net Assets                       (8,091,935)        74,805,540
NET ASSETS:
 Beginning net assets                                      233,610,373        158,804,833
Ending net assets                                        $ 225,518,438      $ 233,610,373
-----------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these financial statements.


Statements of Changes in Net Assets                                               LifePath Funds
------------------------------------------------------------------------------------------------

                                                                  LifePath 2040 Master Portfolio
                                                           -------------------------------------
                                                                (Unaudited)
                                                                    For the              For the
                                                           Six Months Ended           Year Ended
                                                            August 31, 1998    February 28, 1998
------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Net investment income                                      $    2,799,803      $      4,675,068
 Net realized gain (loss) on investments                        10,647,981            26,380,392
 Net realized gain (loss) on sale of futures contracts                   0                14,539
 Net change in unrealized appreciation (depreciation)
    of investments                                             (56,178,376)           58,037,494
 Net change in unrealized appreciation (depreciation)
    of futures contracts                                                 0               (52,500)
Net increase (decrease) in net assets resulting
  from operations                                              (42,730,592)           89,054,993
Net increase (decrease) in net assets resulting
  from beneficial interests transactions                        29,502,861            57,589,386
Net increase (decrease) in Net Assets                          (13,227,731)          146,644,379
NET ASSETS:
 Beginning net assets                                          404,729,107           258,084,728
Ending net assets                                           $  391,501,376      $    404,729,107
------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these financial statements.

LifePath Funds                         Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
Notes to the Financial Statements (Unaudited)

1.   Significant Accounting Policies

Organization

   Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 21, 1993, as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to May 26, 1994. MIP currently issues the following separate portfolios (the "Master Portfolios"): the Asset Allocation, Bond Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, S&P 500 Index and U.S. Treasury Allocation Master Portfolios. The financial statements for the Asset Allocation, Bond Index, S&P 500 Index and U.S. Treasury Allocation Master Portfolios are presented separately.

   The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

   Each Master Portfolio covered by this report follows an asset allocation strategy among three broad investment classes: equity and debt securities of issuers located throughout the world and cash in the form of money market instruments. The equity securities of the Master Portfolios are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

Notes to Financial Statements (Unaudited)                         LifePath Funds
--------------------------------------------------------------------------------

Security Transactions and Income Recognition

   Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

Federal Income Taxes

   Each Master Portfolio of MIP intends to qualify as a partnership for federal income tax purposes. Each Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

   It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

Futures Contracts

   The LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange

LifePath Funds                         Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

Commission, the Master Portfolios are required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of August 31, 1998, the Master Portfolios had no open futures contracts outstanding.

Repurchase Agreements

   Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Portfolio of Investments. The adviser to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on August 31, 1998, by the Master Portfolios are collateralized by U.S. Government Securities.

2. Agreements and Other Transactions with Affiliates

   Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.55% of the average daily net assets of the LifePath Master Portfolios as compensation for its advisory services to such Master Portfolios. BGFA is an indirect subsidiary of Barclays Bank PLC.

   Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as SubAdministrator of each Master Portfolio.

   Stephens Inc. ("Stephens"), is the co-administrator, and placement agent for the Master Portfolios.

   Certain officers and directors of MIP are also officers of Stephens. As of August 31, 1998, these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding shares of beneficial interests.

Notes to Financial Statements (Unaudited)                         LifePath Funds
--------------------------------------------------------------------------------

3.  Investment Portfolio Transactions

    Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the six months ended August 31, 1998, are as follows:


                        LifePath      LifePath       LifePath       LifePath       LifePath
 Aggregate                  2000          2010           2020           2030           2040
 Purchases                Master        Master         Master         Master         Master
 and Sales of:         Portfolio     Portfolio      Portfolio      Portfolio      Portfolio
---------------------------------------------------------------------------------------------
 U.S. Government
   Obligations
 Purchases at cost   $17,927,713   $36,440,709    $26,873,341     $7,303,772    $         0
 Sales proceeds       21,566,340    32,107,000     23,637,026      3,105,471              0
----------------------------------------------------------------------------------------------
 Other Securities:
 Purchases at cost    $1,567,744    $8,941,861    $16,678,417    $21,183,041    $54,213,803
 Sales proceeds        5,566,610     9,242,143     24,992,349     11,901,706     19,130,609

4.  Portfolio Securities Loaned

    As of August 31, 1998, certain Master Portfolios had loaned securities which were collateralized by cash. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral were as follows:

                                               Securities         Collateral
-------------------------------------------------------------------------------
  LifePath 2000 Master Portfolio              $17,697,595        $17,905,753
-------------------------------------------------------------------------------
  LifePath 2010 Master Portfolio              $21,832,824        $22,253,903
-------------------------------------------------------------------------------
  LifePath 2020 Master Portfolio              $38,841,359        $39,719,302
-------------------------------------------------------------------------------
  LifePath 2030 Master Portfolio              $23,083,844        $23,708,395
-------------------------------------------------------------------------------
  LifePath 2040 Master Portfolio              $39,967,235        $41,280,462

LifePath Funds                         Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

5. Financial Highlights

   The portfolio turnover rates, excluding short-term securities, for the Master Portfolios are as follows:


                                             LifePath  LifePath   LifePath  LifePath  LifePath
                                                 2000      2010       2020      2030      2040
                                               Master    Master     Master    Master    Master
 Portfolio Turnover                         Portfolio Portfolio  Portfolio Portfolio Portfolio
----------------------------------------------------------------------------------------------
  For the Six Months Ended August 31, 1998
  (Unaudited)                                     23%       21%        14%        6%        4%
----------------------------------------------------------------------------------------------
  For the Year Ended February 28, 1998            39%       46%        41%       27%       34%
----------------------------------------------------------------------------------------------
  For the Year Ended February 28, 1997           108%       73%        61%       42%       48%
----------------------------------------------------------------------------------------------
  For the Year Ended February 29, 1996            84%       39%        49%       39%       29%
----------------------------------------------------------------------------------------------
  For the Year Ended February 28, 1995            17%       24%        28%       40%        5%

Wells Fargo Bank, N.A. provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. Barclays Global Fund Advisors ("BGFA") provides investment advisory and sub-advisory services to certain Stagecoach Funds. Each of the Stagecoach LifePath Funds invest in a master portfolio which in turn invests in individual securities. LifePath is a registered trademark of Barclays Global Investors, N.A. The Funds are distributed by Stephens Inc., Member NYSE/SIPC. Wells Fargo Bank, N.A. and BGFA are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

(C)Stagecoach Funds

--------------------------------------------------------------------------------

                                                                 ---------------
STAGECOACH FUNDS(C)                                                 Bulk Rate
P.O. Box 7066                                                     U.S. POSTAGE
San Francisco, CA 94120-7066                                          PAID
                                                                  Permit No. 19
                                                                   Hudson, MA
Dated Material                                                   ---------------
Please Expedite



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